As filed with the SEC on April 29, 2024

Registration No. 33-24400

Registration No. 811-05315

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 47	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 138	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of Depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (800) 544-8888

DAVID A. GOLINO

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and Address of Agent for Service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on April 30, 2024, pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 2024

Fidelity Retirement Reserves®

Issued by Fidelity Investments Life Insurance Company (“FILI”)

Introduction:

Fidelity Retirement Reserves® is an individual, deferred, flexible premium variable annuity contract (the “Contract”) issued by Fidelity Investments Life Insurance Company (“FILI”, the “Company”, “we”, or “us”). The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. Currently, we do not offer this Contract for sale to new investors, but we allow money to be added to in-force Contracts.

You purchased your Contract (1) on a non-qualified basis, or (2) on a qualified basis as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended, in connection with the “rollover” of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Money may be directed to one or more of the Subaccounts of Fidelity Investments Variable Annuity Account I (the “Variable Account”). Depending on the state of issue of your Contract, you may also be able to direct part of your money to a fixed-rate investment option funded through our general account (the “Fixed Account”).

Important Disclosures:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

GLOSSARY

Accumulation Phase (referred to as “Accumulation Period” in the Contract) - The Accumulation Phase starts when you purchase your Contract and ends on the Annuity Date, when the Income Phase starts.

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Annuity Unit Value - The value of a particular Annuity Unit at a particular time.

Base Contract Expenses - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a mortality and expense risk charge and an administrative charge.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant’s lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It is stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

Fixed Account - A fixed-rate investment option funded through FILI’s general account. FILI credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the “Guaranteed Account”.

Income Phase (referred to as “Annuity Period” in the Contract) - The Income Phase starts on the Annuity Date and represents the period of time the Contract makes annuity income payments.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - An annuity contract that does not qualify as an individual retirement annuity under Section 408(b) of the Code.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - The divisions of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Subaccounts - Transfers of amounts among the Subaccounts.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	None
Transaction Charges	Although we do not currently intend to charge for exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of twelve per calendar year.			Fee Tables
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables 9. Current Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.80%[1]	1.00%[1]
	Subaccounts (Fund fees and expenses)	0.10%[2]	1.69%[2]
	Optional Benefits for an Additional Charge	0.20%[3]	0.20%[3]

1 As a percentage of the average Contract Value allocated to the Variable Account.
2 As a percentage of the net assets of each Subaccount.
[3] Enhanced Death Benefit charge of 0.05% is deducted once each quarter until the Annuitant’s 85th birthday, as a percentage of the Contract Value on the date of the charge. This optional benefit is no longer available for sale.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $850		Highest Annual Cost $2,473
	Assumes		Assumes

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Fund fees and expenses

•  No optional benefits

•  No Sales Charge

•  No additional purchase payments, transfers or withdrawals

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Fund fees and expenses

•  No Sales Charge

•  No additional purchase payments, transfers or withdrawals

Risks		Location in Prospectus
Risk of Loss	An investor can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Not a Short-Term Investment	The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.	1. Principal Risks of Investing in the Contract
Risks Associated with Investment Options

•  An investment in the Contract is subject to the risk of poor performance of the Subaccount(s).

•  Performance will vary based on the performance of the Subaccount(s) you select.

•  Each Subaccount will have its own unique risks.

•  You should review each Fund’s prospectus carefully before making an investment decision.

•  The interest rate associated with a purchase payment or an amount transferred into Fixed Account may vary from time to time.

1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds 6(b). Facts About the Fixed Account
Insurance Company Risks	The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s financial strength and claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of February 7, 2024.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account

Restrictions		Location in Prospectus
Investments

•  Depending on the state of issue of your Contract, transfers or additional payments into the Fixed Account are either prohibited entirely or subject to specific limitations.

•  You cannot exchange less than $250 from any Subaccount except that if you have less than $250 in a Subaccount you may exchange the entire amount.

•  Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchase or Exchanges.

•  We have the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

3(b). Purchase Payments 5. Trading Among Subaccounts 6. The Fixed Account 12(a). Changes in Subaccounts
Optional Benefits	• There are currently no optional benefits available for purchase. • The Enhanced Death Benefit Rider allows the Owner to terminate the Rider by providing advance written notice to FILI.	4. Benefits of the Contract

Taxes		Location in Prospectus
Tax Implications

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  For a Qualified Contract with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

•  Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Overview of the Contract 1. Principal Risks of Investing in the Contract 10. Tax Considerations

Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you in the form of commissions. This financial incentive may have influenced your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Exchanges	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3(a). Purchase of a Contract

OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

The Contract is designed to provide long-term, tax-deferred accumulation of assets through investments in a variety of Subaccounts during the Accumulation Phase. It also provides a Death Benefit to help protect your designated beneficiaries. Finally, it can also supplement your retirement income by providing a stream of income payments during the Income Phase. This Contract may be appropriate if you desire to accumulate assets on a tax-deferred basis and have a long-term investment horizon.

How do I accumulate assets in this Contract and receive income from the Contract?

Your Contract has two phases: 1) an Accumulation Phase; and 2) an Income Phase, beginning on the Annuity Date.

•	Accumulation Phase

To help you accumulate assets, you invest your purchase payments in one or more of the Subaccounts. The value of the money you invest in any Subaccount will vary with the performance of the single mutual fund portfolio (the “Fund”) in which the Subaccount invests. Each Fund has its own investment strategies, investment advisers, subadvisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

Owners of contracts issued in a limited number of states are also allowed to direct a portion of their Contract Value to a fixed-rate investment option funded through our general account (the “Fixed Account”). The Fixed Account may also be referred to as the “Guaranteed Account”. We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates. See 6(b). Facts About the Fixed Account.

•	Income Phase

During the Income Phase, the Contract pays a stream of income payments to the Annuitant, a person designated by the Owner and upon whose life annuity income payments are based. Annuity income payments commence on the Annuity Date, a date the Owner selects. Please note on the Annuity Date, (i) the Annuitant becomes the Owner of the Contract, (ii) there may no longer be an ability to make withdrawals, and (iii) the Death Benefit terminates.

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both.

•	If you elect a fixed income, your Contract’s participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

•	If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the Income Phase.

•

If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

What are the other primary features of the Contract?

Other primary Contract features:

•

Accessing your money: During the Accumulation Phase, you have full access to your money. You can choose to withdraw your Contract Value at any time (although withdrawals prior to age 59 1⁄2 may be subject to a tax penalty).

•

Tax treatment: You can exchange money among the Subaccounts without tax implications. Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

•

Death Benefit: If the Annuitant dies prior to the Annuity Date, we will, upon receipt at the Annuity Service Center of proof of death and the required paperwork from all of the Beneficiaries, pay a Death Benefit to the Beneficiaries you have designated.

•

Enhanced Death Benefit Rider: This is an optional Death Benefit that could be elected by Contract Owners for a limited period of time. It is no longer available for purchase. Under this benefit, if death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greatest of three different values calculated. If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by FILI. See 4. Benefits of the Contract.

•	Automatic Deduction Plan: At no additional charge, you may use our Automatic Deduction Plan to make periodic, pre-authorized payments from your checking account.

•

Dollar Cost Averaging and Automatic Rebalancing: At no additional charge, you may use Dollar Cost Averaging to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Account”), but not both, to any of the other Subaccounts. Note you cannot transfer money to the Fixed Account using Dollar Cost Averaging. Alternatively, at no additional charge, you may use Automatic Rebalancing, which on a periodic basis automatically rebalances the Subaccounts you select to help you maintain your specified allocation mix of Subaccounts. Note you may not use Automatic Rebalancing if you have a balance in the Fixed Account.

•

Systematic Withdrawal Program: At no additional charge, you may use our Systematic Withdrawal Program to schedule periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual, or annual basis.

FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract Value between Subaccounts. State premium taxes may also be deducted.

Transaction Expenses	Maximum Charge	Current Charge

Exchange FeeA	$15.00	None

A	Although we do not currently intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge	Current Charge

Administrative ExpenseB (deducted from Contract Value)	$50	$30

Base Contract ExpensesC (as a percentage of the average Contract Value allocated to the Variable Account)	1.00%	0.80%

Optional Benefit ExpensesD Enhanced Death Benefit Rider (as a percentage of the Contract Value on the date of the charge)	0.20%	0.20%

B

We call this fee “Maintenance Charge” in your Contract. We currently waive this charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000, and for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not intend to charge more than $30 per year, we reserve the right to increase this charge up to $50 if warranted by the expenses we incur. We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

C

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge, which is a separate charge from the Contract’s $30 Administrative Expense. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Expenses”. Although we do not now intend to charge more than 0.80% per year, we reserve the right to increase Base Contract Expenses to 1.00%.

D	0.05% is deducted once each quarter. This optional benefit is no longer available for sale.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum

(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.69%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.10%	1.25%E

E	This reflects temporary reductions to Fund expenses.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include annual Contract expenses and annual Fund expenses.

Both examples assume that you invest $100,000 in the Contract for the time periods indicated and your investment has a 5% return each year. Example 1 assumes maximum Base Contract Expenses, Optional Benefit Expenses, and maximum annual Fund expenses. Example 2 assumes current Base Contract Expenses, no Optional Benefit Expenses, and maximum annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your Contract at the end of each of the periods shown:

(1)	Assuming maximum Base Contract Expenses and Optional Benefit Expenses

1 year	3 years	5 years	10 years
$2,936	$8,994	$15,308	$32,288

(2)	Assuming current Base Contract Expenses and No Optional Benefit Expenses

1 year	3 years	5 years	10 years
$2,530	$7,781	$13,299	$28,346

1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: You can lose money by investing in the Contract. The portion of your Contract Value allocated to the Subaccounts will vary with the investment performance of the single Fund in which the Subaccount invests. Values may increase, decrease, or stay the same. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral are more advantageous to investors with a long time horizon. Investors with a short time horizon may not benefit. Furthermore, adverse tax consequences may result from withdrawals prior to age 59 1⁄2.

Fixed Account Interest Rate Risk: Different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

Possibility of Adverse Tax Consequences: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

Another Annuity Contract May Be More Appropriate: It is possible that other annuity contracts, including contracts with lower expenses, may be more appropriate for you based on your current needs. For example, if the Death Benefit and Fixed Account available in this Contract are not important to you, another less expensive annuity contract could be more appropriate. Note exchanging from one annuity contract to another should only be done after a careful consideration of the benefits, features, and expenses of the existing and proposed annuity.

Potential Harmful Fund Transfer Activity: Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the

Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”). FILI has adopted policies designed to discourage frequent trading. See 5(f). FILI Policies Regarding Frequent Trading.

Insurance Company Risks: The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company. The obligations, guarantees, and benefits of the Contract are subject to FILI’s claims-paying ability. If FILI experiences financial distress, it may not be able to meet its obligations to you – obligations under the Fixed Account, Death Benefit, and annuity income payments could be especially at risk.

Risk of Increase in Current Fees and Expenses: Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.

2. FILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a). FILI and the Variable Account

FILI: The Contract is issued by FILI, which is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Interest credited to amounts allocated to the Fixed Account, the Death Benefit, and lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 7, 2024.1 Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

The Variable Account: Fidelity Investments Variable Annuity Account I is a separate account used to support the Contract and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: FILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information (“SAI”).

2(b). The Funds

Each Subaccount in the Variable Account invests exclusively in the shares of a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

Company Act of 1940 (“1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same Adviser; however, the performance of such funds may differ significantly.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds’ advisors or their affiliates. These payments are not contract charges, and do not increase fund or contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 1-800-544-2442 or visiting www.fidelity.com/NRRreports.

2(c). Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”), affiliates of us and subsidiaries of FMR LLC, our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. compensation of not more than 2% of payments received in the first Contract Year for marketing and distribution. We also pay Fidelity Insurance Agency, Inc. renewal compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

2(d). Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

3. PURCHASING AND CONTRIBUTING TO A CONTRACT

3(a). Purchase of a Contract

Currently, we do not offer this Contract for sale to new investors, but we allow money to be added to in-force Contracts.

Application and Initial Purchase Payment: You purchased your Contract on (1) a non-qualified basis (“Non-qualified Contract”), or (2) as an Individual Retirement Annuity (“IRA”) that qualifies for special federal income tax treatment (“Qualified Contract”).

Generally, we issued Qualified Contracts only in connection with a “rollover” of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract, individuals were generally required to make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See 10. Tax Considerations.

To purchase a Non-qualified Contract, individuals were generally required to make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant was required to be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant was required to be no older than 85 years old).

We also allowed a Non-qualified Contract to be purchased by exchanging Fidelity Variable Annuity (another annuity Contract issued by FILI). For these purchases, the original contract was exchanged for a new Contract with a purchase price equal to the Contract Value of the original contract on the date of the exchange. In addition, a Contract purchased through such an exchange is subject to certain special provisions, which are described throughout the prospectus.

We applied your initial payment to the purchase of a Contract within two business days of receiving your payment and completed application form in good order at our Annuity Service Center. The date that we credited your initial payment and issued your Contract is called the Contract Date.

Replacement of Contracts: You can generally exchange a Non-qualified Contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if buy the contract through an exchange, transfer or otherwise).

3(b). Purchase Payments

Contributing to a Contract: You are allowed to make transfers or additional payments into the Fixed Account if you purchased a Contract in Florida (NRR-96100-FL) on or after June 16, 1997, New Jersey (NRR-96100-NJ or NRR-96101-NJ) on or after January 6, 1998, Maryland (NRR-96100-MD or NRR-96101-MD) on or after May 29, 1997, Oregon (NRR-96100-OR or NRR-96101-OR) on or after September 19, 1997, or Virginia (NRR-96100-VA and NRR-96101-VA) on or after May 21, 1997.

All Contracts are allowed to make additional payments into the Variable Account.

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan under 4. Benefits of the Contract. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See 11(i). Special Provisions Applicable to Sales Under Sponsored Arrangements.

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage “core” account, or other eligible Fidelity account (“Fidelity Account”). You may also request to add an additional payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner’s name in common.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

Additional payments allocated to the Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units below.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See 6. The Fixed Account.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier’s checks, bank drafts, postal money orders and Traveler’s Express international money orders.

Investment Allocation of Your Purchase Payments: Payments allocated to the Variable Account are invested directly in the selected Subaccounts. All percentage allocations must be in whole numbers. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

Any additional payments allocated to the Fixed Account are credited directly to the Fixed Account. If you purchased a Contract in Florida (NRR-96100-FL) on or after June 16, 1997, New Jersey (NRR-96100-NJ or NRR-96101-NJ) on or after January 6, 1998, Maryland (NRR-96100-MD or NRR-96101-MD) on or after May 29, 1997, Oregon (NRR-96100-OR or NRR-96101-OR) on or after September 19, 1997, or Virginia (NRR-96100-VA and NRR-96101-VA) on or after May 21, 1997, you may make transfers or additional payments into the Fixed Account but such allocations are limited to $50,000 during any one Contract Year, and are only allowed prior to the Annuity Date.

The Fixed Account may also be subject to an overall maximum allocation amount limitation. See 6(c). Fixed Account Transfers.

Accumulation Units: We credit your payments allocated to the Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period during which the purchase payment is received at our Annuity Service Center. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each Subaccount has a Net Investment Factor (also referred to as the “Total Return”). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next.

The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets of the Subaccount at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

4. BENEFITS OF THE CONTRACT

The following tables summarize information about benefits available under the Contract. A detailed description of each benefit follows the tables.

Standard Benefits Payable Upon Death During Accumulation Phase

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions / Limitations
Contract Value Benefit	Upon death of an Owner prior to the Annuity Date and while the Annuitant is still living, this provides a benefit equal to the Contract Value.	None

Poor investment performance and

withdrawals can significantly

reduce the benefit.

To the extent the deceased Owner

was also the Annuitant, the terms of

the Contract’s Death Benefit

override the Contract Value Benefit.

Return of Premium Death Benefit

If death of the Annuitant occurs on

or before his or her 85th birthday,

the Death Benefit will be the

greater of

(a) Purchase payments paid, less

partial withdrawals, any applicable

surrender charges, and any

incurred taxes; and

(b) the Contract Value on the date

that proof of death is received by

FILI.

If the death of the Annuitant occurs

after his or her 85th birthday, the

Death Benefit will be the Contract

Value on the date that proof of

death is received by FILI.

None

Applicable to Contracts purchased

prior to July 1, 2003 in all states

other than South Carolina and

Texas. Applicable to Contracts

purchased in South Carolina prior

to August 18, 2003. Applicable to

Contracts purchased in Texas prior

to September 3, 2003.

All Contracts this Death Benefit is

applicable to were issued

endorsement NRR-96103.

Withdrawals can significantly

reduce the benefit.

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions / Limitations
Return of Premium Death Benefit – Adjusted Proportionally

If death of the Annuitant occurs on

or before his or her 85th birthday,

the Death Benefit will be the

greater of

(a) Purchase payments paid,

adjusted proportionally for any

partial withdrawals or partial 1035

exchanges, and less any applicable

taxes, and

(b) the Contract Value on the date

that proof of death is received by

FILI.

If the death of the Annuitant occurs

after his or her 85th birthday, the

Death Benefit will be the Contract

Value on the date that proof of

death is received by FILI.

None

Applicable to Contracts purchased

on or after July 1, 2003 in all states

other than South Carolina, Texas,

and Oregon. Applicable to

Contracts purchased in South

Carolina on or after to August 18,

2003. Applicable to Contracts

purchased in Texas on or after

September 3, 2003. Not applicable

to any Contracts purchased in

Oregon.

All Contracts this Death Benefit is

applicable to were issued

endorsement NRR-96100-DB-03.

Withdrawals can significantly

reduce the benefit.

Optional Benefit Payable Upon Death During Accumulation Phase

Name of Benefit	Purpose	Maximum Fee (annual rate)	Brief Description of Restrictions / Limitations
Enhanced Death Benefit Rider

If death of the Annuitant occurs on

or before his or her 85th birthday,

the Death Benefit will be the

greatest of 1), 2), and 3) below.

1) Purchase payments made, less

any partial withdrawals and any

incurred taxes.

2) the Contract Value on the date

that proof of death is received by

FILI.

3) Highest Contract Value on

any Contract Anniversary

(“Anniversary”) on or after

Anniversary when Rider is added

to Contract and before Annuitant

reaches age 80, plus any purchase

payments received by FILI after

such Anniversary, reduced

proportionally for any withdrawals

after such Anniversary.

If the death of the Annuitant occurs

after his or her 85th birthday, the

Death Benefit will be the Contract

Value on the date that proof of

death is received by FILI.

0.20% (as a % of Contract Value)

This optional Death Benefit is no

longer available for purchase.

If purchased, this optional Death

Benefit replaced the Contract’s

standard Death Benefit.

Withdrawals can significantly

reduce the benefit.

Other Standard Benefits

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Deduction Plan (“Automatic Annuity Builder”)	Allows for periodic, pre-authorized purchase payments from a checking account.	None	Minimum transfer amount is $100. We reserve the right to restrict participation if there is insufficient funds to complete a transfer.
Dollar Cost Averaging	Allows for automatic monthly dollar amount exchanges from one of two source Subaccounts (the source options) to any other Subaccount (the destination options).	None

Minimum transfer amount is $250.

May not be used at the same time

as Automatic Rebalancing.

May not be used to make transfers

to the Fixed Account.

We reserve the right to modify or

terminate this benefit.

Automatic Rebalancing	Helps to maintain a specified allocation mix among Subaccounts.	None	May not be used at the same time as Dollar Cost Averaging. May not be used if you have a balance in the Fixed Account. We reserve the right to modify or terminate this benefit.
Systematic Withdrawal Program	Allows for periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis.	None	Contract Value must be at least $10,000 to begin this program. We reserve the right to modify or terminate this benefit.

Benefits Payable Upon Death

Overview

All Contracts include the Contract Value Benefit and one of the three below Death Benefits. Note these benefits are only applicable during the Accumulation Phase. For information on the payments, if any, Beneficiaries will be entitled to following the death of the last surviving Annuitant during the Income Phase, See 8(d). Types of Annuity Income Options.

The main differences between the Contract Value Benefit and the Death Benefit are (1) in general, the Contract Value Benefit is triggered upon the death of an Owner before the Annuity Date, and the Death Benefit is triggered upon the death of the Annuitant before the Annuity Date, and (2) the Death Benefit guarantees your Beneficiary(ies) will receive a minimum distribution amount (if death occurs during a specified time period), whereas the Contract Value Benefit does not guarantee any minimum distribution amount. Please see Appendix B: Death Benefit Hypothetical Examples for examples illustrating the operation of each of the Death Benefits.

Details of Benefits

Contract Value Benefit: This is a benefit equal to the Contract Value that is triggered if an Owner dies before the Annuity Date. To the extent the deceased Owner was also the Annuitant, the terms of the Contract’s Death

Benefit override the Contract Value Benefit. This is a standard benefit, meaning you do not need to elect it, and is included in all Contracts for no additional charge. Note—this benefit does not guarantee your designated beneficiary(ies) will receive a minimum amount. Poor investment performance and withdrawals can significantly reduce this benefit.

Return of Premium Death Benefit: This Death Benefit is applicable to:

•	Contracts purchased prior to July 1, 2003 in all states other than South Carolina and Texas,

•	Contracts purchased in South Carolina prior to August 18, 2003, and

•	Contracts purchased in Texas prior to September 3, 2003.

All Contracts this Death Benefit is applicable to were issued endorsement NRR-96103.

It is a standard benefit, meaning Contract Owners do not need to elect it, and is included in a Contract for no additional charge.

Coverage:

If the death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of:

(a) The purchase payments paid, less any partial withdrawals and any applicable surrender charges and any incurred taxes; and

(b) The Contract Value on the date that proof of death is received by the FILI.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by the Company.

Return of Premium Death Benefit – Adjusted Proportionally: This Death Benefit is applicable to:

•	Contracts purchased on or after July 1, 2003 in all states other than South Carolina, Texas and Oregon,

•	Contracts purchased in South Carolina on or after August 18, 2003,

•	Contracts purchased in Texas on or after September 3, 2003, and

•	This Death Benefit is not applicable to any Contracts purchased in Oregon.

All Contracts this Death Benefit is applicable to were issued endorsement NRR-9600-DB-03.

It is a standard benefit, meaning Contract Owners do not need to elect it, and is included in a Contract for no additional charge.

Coverage:

If the death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of:

(a) the purchase payments paid, adjusted for any partial withdrawals or partial 1035 exchanges as stated in the next sentence and any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange; and

(b) the Contract Value on the date that proof of death is received by FILI.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of the death is received by the Company.

Enhanced Death Benefit Rider: This is an optional Death Benefit that could be elected by Contract Owners for a limited time in certain states. It is no longer available for purchase. If purchased, this Death Benefit replaced the Contract’s standard Death Benefit.

Cost:

A mortality charge is deducted quarterly. The amount of the charge for each quarter is 0.05% of the Contract Value on the date of the quarterly charge. No charges are made on or after the Annuitant’s 85th birthday.

Coverage:

If death of the Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greatest of 1), 2), and 3) below.

1)	The purchase payments made, less any partial withdrawals and any incurred taxes.

2)	The Contract Value on the date that proof of death is received by the FILI.

3) The highest Contract Value on any Contract Anniversary on or after the Contract Anniversary when this Rider was added to the Contract and before the Annuitant reaches age 80, plus any purchase payments received by the Company after such Contract Anniversary, reduced for any withdrawals after such Contract Anniversary as described in the next sentence. Any withdrawals after such Contract Anniversary will reduce the amount otherwise payable under this paragraph proportionately to the reduction in the Contract Value caused by the withdrawal. For Contracts with net purchase payments greater than $4 million, this value can never exceed the amount calculated above, multiplied by $4 million, divided by the net purchase payments.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death is received by FILI.

Termination

The Owner may terminate the Rider by providing advance written notice to FILI. Termination will be effective as of the next date a mortality charge is due after FILI receives such notice.

The rider automatically terminates immediately upon the date that proof of death of the original Annuitant is received by FILI during the Accumulation Phase.

Who has the right to receive the Contract Value Benefit or Death Benefit?

The Beneficiary(ies) designated in the Contract has the right to the proceeds upon the death before the Annuity Date of all the Owners or the Annuitant. If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary(ies) will receive the distribution.

What are the different options for the Beneficiary(ies) in receiving the Contract Value or Death Benefit?

The below discussion applies only to Non-qualified Contracts. For a description of the settlement options applicable to Qualified Contracts, please see the IRA Disclosure Statement that accompanies this prospectus.

Listed below are the settlement options that FILI makes available for the Contract Value Benefit and Death Benefit. Due to federal tax law that the Contract must comply with to qualify as an annuity for tax purposes, some of the settlement options are only available to certain types of Beneficiaries.

Settlement Option	Description	Beneficiary Restrictions for Contract Value Benefit	Beneficiary Restrictions for Death Benefit
5 Year Distribution

Entire interest in the Contract must be withdrawn no later than five years from the date of death.

In the event state escheatment laws require escheatment to the state before five years from the date of death, a Beneficiary may not have the full five-year distribution period to withdraw the proceeds as described in the Contract. See 11(d). Abandoned Property.

		No restrictions	No restrictions
Annuitization

Entire interest in the Contract is payable over the Beneficiary’s or surviving Owner’s lifetime by electing annuitization within

60 days of the date of death, with distributions beginning within one year of the date of death. A Beneficiary who elects this option gives up future access to the proceeds in exchange for a guaranteed stream of income.

		Beneficiary or surviving Owner must be a natural person	Beneficiary must be a natural person
Stretch Benefit	Entire interest in the Contract is paid over a period not extending beyond the Beneficiary or surviving Owner’s life expectancy in systematic withdrawals with distributions beginning within one year of the date of death. Under this option the Beneficiary can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining proceeds at any time.	Beneficiary or surviving Owner must be: • a natural person and • not the deceased Owner’s spouse	Beneficiary must be: • a natural person and • not the deceased Annuitant’s spouse
Continuation of Contract

Continue the Contract, or their portion of the Contract, as the Owner.

For the Contract Value Benefit, upon continuing the Contract the Beneficiary (or surviving Owner if different) becomes the Owner and the Annuitant remains the same.

For the Death Benefit, upon continuing the Contract the Beneficiary becomes the Owner as well as the Annuitant.

Beneficiary must be deceased Owner’s spouse

For jointly owned Contracts, upon an Owner’s death, the surviving Owner must be deceased Owner’s spouse AND the Beneficiary to elect this option

Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Beneficiary must be deceased Annuitant’s spouse Federal tax law does not allow a civil union partner to continue the Contract as his or her own.

Automatic Deduction Plan

Under the automatic deduction plan (“Automatic Annuity Builder”) you can make regular payments by pre- authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the “Source Account”) to any of the other Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the “Exchange Date”). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. FILI reserves the right to modify or terminate the Dollar Cost Averaging feature.

Automatic Rebalancing

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Subaccounts. You can direct FILI to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. FILI reserves the right to modify or terminate the automatic rebalancing feature.

•	You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

•	You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

Systematic Withdrawal Program

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If a systematic withdrawal would bring the Contract

Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

5. TRADING AMONG SUBACCOUNTS

5(a). General Procedures for Making Exchanges

You may currently exchange amounts among the Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than five per Contract Year. Although we do not currently intend to charge for exchanges, we reserve the right to impose a charge if you make exchanges in excess of twelve per calendar year. See Transaction Expenses in Fee Tables. We may also require you to submit your exchange instructions by mail.

Your request to make an exchange may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

5(b). Trading by Telephone or Internet

FILI reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

5(c). Effective Date of Exchanges Among Subaccounts

When you request an exchange between Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio’s receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

5(d). Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

5(e). Short-Term Trading Risk

Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”).

The insurance-dedicated mutual funds available through the Subaccounts are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of the 1940 Act, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

5(f). FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research Company LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by Fidelity Management & Research Company LLC or one of its affiliates may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with FILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or exchange out of that Subaccount.

In addition, each underlying mutual fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI’s policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

5(g). Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into a Subaccount followed by a withdrawal or exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Government Money Market Subaccount;

(2) Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward a Subaccount’s roundtrip limits;

(3)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

FILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

6. THE FIXED ACCOUNT

6(a). Important Disclaimer

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Account option are not subject to the provisions of those Acts, and FILI has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

6(b). Facts About the Fixed Account

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As noted earlier, you may allocate a portion of your purchase payments or transfer a part of your Contract Value to the “Fixed Account” only if you purchased a Contract in Florida (NRR-96100-FL) on or after June 16, 1997, New Jersey (NRR-96100-NJ or NRR-96101-NJ) on or after January 6, 1998, Maryland (NRR-96100-MD or NRR-96101-MD) on or after May 29, 1997, Oregon (NRR-96100-OR or NRR-96101-OR) on or after September 19, 1997, or Virginia (NRR-96100-VA and NRR-96101-VA) on or after May 21, 1997.

•

Allocations (including transfers) to the Fixed Account during any one Contract Year may not exceed $50,000, and such allocations are only allowed prior to the Annuity Date. The Fixed Account may also be subject to an overall maximum allocation amount limitation.

•	Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.

•	We guarantee that funds held in the Fixed Account will accrue daily at the minimum interest rate that is required by law and that is disclosed on the schedule page of your Contract.

•

When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

•	The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See 11(e). Reports to Owners.

6(c). Fixed Account Transfers

Content in this section pertaining to transfers to the Fixed Account only applies to Owners of the Contracts referenced in 6(b) above. Owners of all other contracts are not allowed to make transfers to the Fixed Account.

You may make transfers to and from the Fixed Account only with our consent, and only before the Annuity Date. You may currently make one transfer per Contract Year from the Variable Account to the Fixed Account, and it may not exceed the amount described in 6(b) above.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Fixed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer or an additional payment into the Fixed Account during the 12 months following the withdrawal or transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2025, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above.

7. MAKING WITHDRAWALS

7(a). Overview of Withdrawals

You may at any time prior to the Annuity Date and while the Annuitant is still living surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Contract directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Withdrawals will reduce the Contract Value and may significantly reduce a Contract’s Death Benefit. The taxable portion of a distribution is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions received before age 59 1⁄2.

You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Subaccounts in proportion to your Contract Value in each Subaccount at the time of the withdrawal.

Complete and partial withdrawals are calculated based on the next computed Accumulation Unit Value(s) after we receive the withdrawal request at the Annuity Service Center. We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See 11(h). Postponement of Payment.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

7(b). Withdrawals by Telephone

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1. Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2. The client may not withdraw an amount which would reduce the Contract Value to less than $2,500. This would require a surrender of the Contract which must be completed in writing and signed by all registered Contract Owners.

3. For Contracts that have had an address change in the last 10 days, the limit is $100,000. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered Contract Owners.)

4. The check must be made payable to all registered Contract Owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered Contract Owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned Contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered Contract to an individually registered account or from a Contract owned by a trust to an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

You may also use our Systematic Withdrawal Program to elect to take periodic withdrawals. See Systematic Withdrawal Program under 4. Benefits of the Contract.

8. INCOME PHASE

8(a). Annuity Date

When your Contract was issued, it generally provided for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant’s 85th birthday or, if later, the first day of the calendar month following the Contract’s fifth Contract Anniversary. For a Qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant’s 90th birthday. For a Non-qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant’s 95th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

8(b). Selection of Annuity Income Options

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals. In addition, upon the Annuity Date, the Contract’s Death Benefit will terminate.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under 8(d). Types of Annuity Income Options.

8(c). Annuity Income Options

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both. Guarantees of annuity income payments are subject to our claims-paying ability and financial strength.

Fixed Annuity Income Payments: If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account.

The annuity income payments will be fixed in amount, meaning the payment amount does not fluctuate and will be determined by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex payment rates) and adjusted age of the Annuitant, and (3) the applicable annuity payment rates. The applicable annuity payment rates will be the greater of:

(a) The guaranteed annuity income payment rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

Variable Annuity Income Payments: If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex payment rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%. The applicable annuity payment rates will be the greater of:

(a) The guaranteed annuity income payment rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

Combination Fixed and Variable Annuity Income Payments: If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

Important: After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

8(d). Types of Annuity Income Options

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. The frequency of payments you select will have an impact on the amount of each income payment. For example, assuming all else is equal, choosing to receive monthly payments will result in lower payment amounts than choosing to receive annual payments. Similarly, an election to receive payments over a longer expected period will result in lower payment amounts than an election to receive payments over a shorter expected period. For example, assuming all else is equal:

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choosing to receive payments over your life and your spouse’s life under 2. Joint and Survivor Annuity below will result in lower payments than choosing to receive payments over your life under 1. Life Annuity below, and

•	choosing to include a guarantee period under 3. Life Annuity with 120 or 240 Monthly Payments Guaranteed below will result in lower payments than choosing not to include a guarantee period.

Finally, since payments based on older Annuitants are expected to be fewer in number, the amount of each income payment should be greater than payments based on younger Annuitants.

In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

1. Life Annuity: We will make income payments monthly during the Annuitant’s lifetime ceasing with the last payment due prior to the Annuitant’s death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. Joint and Survivor Annuity: Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts — see the IRA Disclosure Statement that accompanies this prospectus. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed: Under this option we provide monthly income payments during the lifetime(s) of the Annuitant(s), and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period cannot exceed the amount permitted under the Code or may be limited to ensure compliance with the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

9. CURRENT CHARGES AND OTHER DEDUCTIONS

9(a). Transaction Charge

Although we do not currently intend to charge for exchanges, we reserve the right to impose a charge for each transfer in excess of twelve per calendar year. See Fee Tables.

9(b). Administrative Expense (called “Maintenance Charge” in your Contract)

Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We will deduct the annual maintenance charge from each Subaccount in proportion to the amount of your total Contract Value invested in that Subaccount on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. This maintenance charge compensates us for the portion of the expenses we incur in administering smaller Contracts that is above and beyond the amount we receive from such Contracts through the Daily Administrative Charge.

We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. Also, the criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity.

9(c). Base Contract Expenses

Base Contract Expenses is the total of two separate charges, an Administrative Charge and a Mortality and Expense Risk Charge.

Daily Administrative Charge: We make a daily charge against the assets of each Subaccount equivalent to an effective annual rate of 0.05%. This charge does not apply to the Fixed Account. The Daily Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. We guarantee to never increase this charge above an effective annual rate of 0.25%.

Mortality and Expense Risk Charge: We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners electing a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually elected, in that we make guaranteed payment rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Benefits Payable Upon Death under 4. Benefits of the Contract.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

In the event a Beneficiary continues the Contract as their own or defers payment of the proceeds, the Daily Administrative Charge and Mortality and Expense Risk Charge will continue to be assessed.

9(d). Optional Benefit Charge

If the Owner elected the Enhanced Death Benefit Rider we deduct a mortality charge once each quarter while the Rider remains in effect. The amount of the charge will be a percentage of the Contract Value on the date of the quarterly charge, as described under Enhanced Death Benefit Rider in 4. Benefits of the Contract. We stop deducting this charge once the Annuitant reaches his or her 85th birthday.

9(e). Premium Taxes

We generally deduct a charge equal to any premium taxes that states require us to pay in connection with your Contract at the time we are required to pay it, which is either upon your purchase payment or upon commencement of annuity income payments. Note – in many states premium taxes are not imposed in connection with the Contracts. If a premium tax applies, the amount of the tax and when it will be deducted from your Contract depends on (i) the state your Contract was issued in, and (ii) whether it is a Non-qualified or Qualified Contract. As of the date of this prospectus, we deduct a charge equal to the premium tax for Contracts issued in the following states – California, Colorado, Maine, Nevada, South Dakota, and Wyoming. The current range of state premium taxes is 0% to 3.5%.

9(f). Funds’ Expenses

Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

9(g). Other Taxes

We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See 10(f). FILI’s Taxes.

10. TAX CONSIDERATIONS

10(a). Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to “non-natural” persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be “adequately diversified” in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department’s requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. See Benefits Payable Upon Death under 4. Benefits of the Contract. We intend to administer the Contracts to comply with federal tax law.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

10(b). Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity (“IRA”). The Code permits certain “rollover” contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract’s minimum initial payment of $10,000 was greater than the maximum annual contribution permitted to an IRA, a Qualified Contract could be purchased only in connection with a “rollover” of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner’s interest in the Contract cannot be forfeitable; and

(3) annuity and Death Benefit payments must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

10(c). Contract Values and Proceeds

In General: Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option. The taxable portion of a distribution is generally taxed as ordinary income.

An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

Taxes on Surrender of Contract Before Annuity Income Payments Begin: If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

Taxes on Partial Withdrawals: Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code (“Partial 1035”) from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or “boot” under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

Taxes on Income Payments: Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract’s cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in 4. Benefits of the Contract are taxed as annuity income payments.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1) the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

10% Penalty Tax on Early Withdrawals or Distributions: A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax is not imposed on distributions:

(1) Made to persons on or after age 59 1⁄2;

(2) Made on or after the death of the Owner;

(3) Attributable to the taxpayer’s becoming “disabled” within the meaning of the Code;

(4) Which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated beneficiary;

(5) Made from a Qualified Contract that meet any of the Code’s additional exceptions to this penalty tax applicable to IRAs (this includes distributions received from the rollover of a Qualified Contract into another qualified contract or IRA); or

(6) that satisfy another exception to this penalty tax.

10(d). Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

10(e). Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1⁄2, even if the custodian is 59 1⁄2 or older.

In addition, in the case of a Qualified Contract, an excise tax of up to 25% is imposed on the amount by which required minimum distributions exceed actual distributions. For taxable years prior to 2023, this excise tax is 50%.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

10(f). FILI’s Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

11. MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

11(a). Contract Rights

Owner: As an Owner named in the application, you have the rights and privileges specified in the Contract. Only a spouse can be added as a joint owner unless the contract is issued in California, Oregon, Pennsylvania or Vermont, in which case the joint owner can be a non-spouse. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as “tenancy by the entirety,” “joint tenants in common,” or “joint ownership by husband and wife.”

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. Ownership changes of Non-qualified Contracts may be taxable. You should consult a tax advisor before completing this type of change. If there are two Owners, both Owners must provide any written authorizations.

Annuitant: The Contract permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else. On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Beneficiary: The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds (upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries) to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

11(b). Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

11(c). Assignment

You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See 10. Tax Considerations. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

11(d). Abandoned Property

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner’s death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner’s death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before the end of the maximum distribution period from date of death allowed by the Code, a Beneficiary may not have the entire distribution period as described in the Contract to withdraw the Contract Value.

11(e). Reports to Owners

During the Accumulation Phase, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

Finally, Contract Owners have access to their Contract information online at Fidelity.com.

11(f). Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and FILI from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership.

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

11(g). Non-Participating Contract

Our variable annuity Contracts are “non-participating.” This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

11(h). Postponement of Payment

•	In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

•	We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant’s death and all required documentation.

•

However, we may delay payment if (a) the disposal or valuation of the Variable Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.

•

In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

11(i). Special Provisions Applicable to Sales Under Sponsored Arrangements

Reduction of Charges: We may reduce the annual Administrative Expense (also called “Maintenance Charge”) on Contracts offered to individuals under a sponsored arrangement. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity payment rates.

Reduction of Minimum Purchase Payment Requirements: We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

11(j). Written Requests Received at the Company

Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1. The original request is physically received at the Annuity Service Center; or

2. An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.

All communications to us regarding your Contract should be sent to: Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0050.

12. MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

12(a). Changes in Subaccounts

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio’s investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

12(b). Voting Rights

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a shareholder vote. Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

12(c). Resolving Material Conflicts

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.fidelity.com/NRRreports. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/23)
				1 year	5 year	10 year
Seeks long-term capital appreciation	Allspring VT Discovery SMID Cap Growth Fund**† Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15	%*	20.14%	9.90%	7.43%
Seeks long-term capital appreciation	Allspring VT Opportunity Fund** Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00	%*	26.50%	14.74%	10.32%
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.92	%*	12.60%	7.49%	4.72%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC	0.53%		12.94%	7.48%	5.40%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager: Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%		16.37%	9.69%	6.57%
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.44%		21.53%	12.44%	9.08%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	5.47%	0.91%	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	57.39%	15.22%	9.83%
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	41.99%	13.93%	10.85%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	3.14%	11.46%	8.14%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC	0.56%	33.45%	16.65%	11.61%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.36%	20.96%	11.83%	7.49%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	29.07%	17.21%	11.66%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.89%	9.66%	7.79%	5.18%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	0.98%	13.63%	2.62%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	10.65%	12.30%	8.58%
Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.13%	17.44%	11.31%	—
Seeks capital appreciation	Fidelity® VIP Financials Portfolio†† Adviser: Fidelity Management & Research Company LLC	0.63%	14.73%	13.65%	9.40%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.75%	12.29%	5.62%	—
Seeks high total return with a secondary objective of principal preservation	Fidelity® VIP Freedom IncomeSM Portfolio Adviser: Fidelity Management & Research Company LLC	0.37%	7.91%	3.94%	3.38%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2005 Portfolio*** Adviser: Fidelity Management & Research Company LLC	0.37%	8.01%	4.52%	3.92%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2010 Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	9.48%	5.53%	4.56%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2015 Portfolio Adviser: Fidelity Management & Research Company LLC	0.43%	10.95%	6.56%	5.19%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2020 Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	12.40%	7.47%	5.73%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2025 Portfolio Adviser: Fidelity Management & Research Company LLC	0.49%	13.62%	8.26%	6.20%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2030 Portfolio Adviser: Fidelity Management & Research Company LLC	0.52%	14.70%	9.28%	6.85%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2035 Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	16.85%	10.86%	7.67%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2040 Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	18.87%	11.92%	8.14%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2045 Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	19.41%	12.03%	8.19%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity® VIP FreedomSM 2050 Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	19.45%	12.02%	8.19%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.55%*	8.15%	3.90%	3.18%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/23)
				1 year	5 year	10 year
Seeks high current income and, as a secondary objective, capital appreciation.	Fidelity® VIP FundsManager® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.57	%*	—	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation.	Fidelity® VIP FundsManager® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.62	%*	—	—	—
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.70	%*	12.96%	7.52%	5.51%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.71	%*	14.17%	8.61%	6.26%
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.74	%*	15.73%	9.74%	6.89%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.78	%*	17.68%	11.26%	7.88%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.27%		4.89%	1.72%	1.11%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.58%		36.24%	19.64%	14.80%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.49%		18.72%	14.79%	10.27%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%		45.65%	19.09%	15.73%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	4.26%	9.75%	10.52%
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.77%	10.48%	3.87%	3.40%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.10%	26.19%	15.56%	11.92%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.62%	23.25%	13.25%	8.66%
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.78%	27.50%	11.43%	7.75%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.17%	16.16%	7.17%	—
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.38%	6.20%	1.97%	2.33%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	7.60%	12.28%	5.82%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.57%	15.08%	12.45%	8.12%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.73%	20.55%	9.99%	4.91%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	11.19%	5.22%	6.04%
Seeks high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	9.41%	3.73%	3.36%
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%	58.32%	26.57%	19.61%
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	26.07%	15.01%	—
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	-1.08%	8.56%	9.14%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	19.79%	15.98%	9.99%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	20.85%	16.93%	9.38%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.77%	4.47%	0.22%	0.73%
Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco V.I. Global Core Equity Fund Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd.	0.98%*	21.73%	9.35%	5.60%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.17%	22.61%	5.26%	2.29%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	11.84%	1.43%	2.12%
Seeks long-term capital appreciation by investing primarily in growth- oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%	11.97%	3.41%	1.84%
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%*	14.07%	6.05%	3.93%
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio** Adviser: Pacific Investment Management Company LLC	1.48%*	-7.85%	8.55%	-0.80%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.69%	4.97%	0.99%	0.92%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.84%	3.67%	3.16%	2.25%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.75%	5.93%	1.08%	1.71%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/23)
				1 year	5 year	10 year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.75	%*	2.88%	-2.13%	-0.66%

Each Fidelity Subaccount invests in Initial Class shares of each Fund except for the Fidelity® VIP FundsManager® Portfolios which invest in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
**	Funds are closed to new investments.
***	On or about June 7, 2024, Fidelity® VIP FreedomSM 2005 Portfolio will no longer be available within the Variable Account.
†	Prior to May 1, 2023, the fund was named Allspring VT Discovery Fund.
††	Prior to April 28, 2023, the fund was named Fidelity® VIP Financial Services Portfolio.

APPENDIX B: DEATH BENEFIT HYPOTHETICAL EXAMPLES

The below hypothetical examples illustrate the impact withdrawals can have on a Contract’s Death Benefit. Note—there are 3 different Death Benefits (I, II, and III below) but only one applies to any given Contract. See 4. Benefits of the Contract of this prospectus and your Contract and Contract endorsement for a complete description of your Contract’s Death Benefit.

I. Return of Premium Death Benefit

(applicable only to Contracts issued endorsement NRR-96103)

For Examples 1 and 2

Death Benefit Value = Greater of Contract Value (after Transaction) & Net Purchase Payments.

Example 1: Assumes annual returns (after fees) of -10% and the Annuitant dies prior to the Annuity Date and prior to his or her 85th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Death Benefit Value
1/1/2020	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000
1/1/2021	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000
1/1/2022	Withdrawal $40,000	$70,000	$90,000	$50,000	$70,000
1/1/2023	Death Claim	$70,000	$45,000	$45,000	$70,000

Example 2: Same as above, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Death Benefit Value
1/1/2020	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000
1/1/2021	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000
1/1/2022	Withdrawal $40,000	$70,000	$132,000	$92,000	$92,000
1/1/2023	Death Claim	$70,000	$101,200	$101,200	$101,200

II. Return of Premium Death Benefit – Adjusted Proportionally

(applicable only to Contracts issued endorsement NRR-96100-DB-03)

For Examples 3 and 4:

•	Death Benefit Value = Greater of Contract Value (after Transaction) & Adjusted Purchase Payments.

•	Adjusted Purchase Payments = (Initial Purchase Payment + Additional Purchase Payments) * (1—Withdrawal / Contract Value before Withdrawal)

Example 3: Assumes annual returns (after fees) of -10% and the Annuitant dies prior to the Annuity Date and prior to his or her 85th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted Purchase Payments	Death Benefit Value
1/1/2020	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2021	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000	$110,000
1/1/2022	Withdrawal $40,000	$70,000	$90,000	$50,000	$61,111A	$61,111
1/1/2023	Death Claim	$70,000	$45,000	$45,000	$61,111A	$61,111

A Adjusted Purchase Payments = ($100,000 + $10,000) x (1 - $40,000 / $90,000) = $61,111

Example 4: Same as Example 3, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted Purchase Payments	Death Benefit Value
1/1/2020	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2021	Purchase Payment $10,000	$110,000	$110,000	$120,000	$110,000	$120,000
1/1/2022	Withdrawal $40,000	$70,000	$132,000	$92,000	$76,667B	$92,000
1/1/2023	Death Claim	$70,000	$101,200	$101,200	$76,667B	$101,200

B Adjusted Purchase Payments = ($100,000 + $10,000) x (1 - $40,000 / $132,000) = $76,667

III. Enhanced Death Benefit Rider: Death Benefit

(This optional Death Benefit is no longer available for purchase.)

For Examples 5, 6, and 7

•	Death Benefit Value = The greatest of Net Purchase Payments, Contract Value (after transaction), and Adjusted Highest Contract Value

•	Adjusted HCVA = (Highest Contract Value on Anniversary (“HCVA”) + Additional Purchase Payments) x (1—Withdrawal / Contract Value before Withdrawal)

•	Only Additional Purchase Payments and Withdrawals after the date of the HCVA are considered.

Example 5: Assumes annual returns (after fees) of -10% and the Annuitant dies prior to the Annuity Date and prior to his or her 80th birthday.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2020	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2021	Purchase Payment $10,000	$110,000	$90,000	$100,000	$110,000A	$110,000
1/1/2022	Withdrawal $40,000	$70,000	$90,000	$50,000	$61,111B	$70,000
1/1/2023	Death Claim	$70,000	$45,000	$45,000	$61,111B	$70,000

A Adjusted HCVA = $100,000 + 10,000 = $110,000

B Adjusted HCVA = ($100,000 + $10,000) x (1 - $40,000 / $90,000) = $61,111

Example 6: Same as Example 5, except this assumes annual returns (after fees) of 10%.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2020	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2021	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000C	$120,000
1/1/2022	Withdrawal $40,000	$70,000	$132,000	$92,000	$92,000D	$92,000
1/1/2023	Death Claim	$70,000	$101,200	$101,200	$92,000D	$101,200

C Adjusted HCVA = $110,000 + $10,000 = $120,000

D Adjusted HCVA = $132,000 x (1 - $40,000 / $132,000) = $92,000

Example 7: Same as Example 5, except this assumes annual returns (after fees) of 10% in 2020, -10% in 2021, and 10% in 2022.

Date	Transaction	Net Purchase Payments	Contract Value (before Transaction)	Contract Value (after Transaction)	Adjusted HCVA	Death Benefit Value
1/1/2020	Initial Purchase Payment $100,000	$100,000	$0	$100,000	$100,000	$100,000
1/1/2021	Purchase Payment $10,000	$110,000	$110,000	$120,000	$120,000E HCVA = $110,000 (2019 anniversary) $110,000 + $10,000	$120,000
1/1/2022	Withdrawal $40,000	$70,000	$108,000	$68,000	$75,556F	$75,556
1/1/2023	Death Claim	$70,000	$74,800	$74,800	$75,556F	$75,556

E Adjusted HCVA = $110,000 + $10,000 = $120,000

F Adjusted HCVA = ($110,000 +$10,000) x (1 - $40,000 / $108,000) = $75,556

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2024. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier C000024028

NRR7-PRO-0424

1.756510.125

FIDELITY RETIREMENT RESERVES®

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2024

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Fidelity Investments Life Insurance Company (“FILI” or the “Company”) through Fidelity Investments Variable Annuity Account I (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2024, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

NRR7-PTB-0424

1.756511.125

GENERAL INFORMATION AND HISTORY

Fidelity Investments Life Insurance Company (“FILI”)

FILI is a stock life insurance company that was established in 1981 and exists in accordance with the laws, rules and regulations of the State of Utah. FILI issues life insurance and annuity products in 49 states (not New York) and the District of Columbia; FILI’s wholly-owned subsidiary Empire Fidelity Investments Life Insurance Company (“EFILI”) issues life insurance and annuity products in New York. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Fidelity Investments Variable Annuity Account I (the “Variable Account”)

The Variable Account is a separate investment account of FILI established on July 22, 1987 and exists in accordance with the laws, rules and regulations of the State of Utah. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting FILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While FILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, FILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the Contract’s Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

2

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; unless that assignee is a beneficiary; or the executors or administrators of the Annuitant’s estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA and FILI are wholly-owned, direct subsidiaries of FMR LLC; and FBS is a wholly-owned, indirect subsidiary of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The offering of the Contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2023	$9,846,381	$9,846,381
2022	$8,739,500	$8,739,500
2021	$18,665,010	$18,665,010

3

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2023 and 2022 and for each of the three years in the period ended December 31, 2023, and the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2023 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

4

Fidelity® Investments
Variable Annuity Account I

Annual Report
December 31, 2023

Fidelity Investments

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments at market value	$234,136	$2,742,530	$52,852	$294,762	$371,520	$543,996	$669,864	$940,369

Receivable from FILI	47	—	17	—	—	1	—	1

Total assets	$234,183	$2,742,530	$52,869	$294,762	$371,520	$543,997	$669,864	$940,370

Liabilities:

Payable to FILI	—	4	—	1	111	—	106	—

Total net assets	$234,183	$2,742,526	$52,869	$294,761	$371,409	$543,997	$669,758	$940,370

Net Assets:

Fidelity Retirement Reserves	$225,980	$—	$42,986	$—	$336,094	$—	$625,870	$—

Fidelity Income Advantage	8,203	—	9,883	—	35,315	—	43,888	—

Fidelity Personal Retirement	—	2,730,201	—	294,761	—	543,997	—	940,370

Fidelity Freedom Lifetime Income	—	260	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	12,065	—	—	—	—	—	—

Total net assets	$234,183	$2,742,526	$52,869	$294,761	$371,409	$543,997	$669,758	$940,370

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	10,302	—	704	—	1,854	—	1,777	—

Unit Value	$21.93	$—	$61.04	$—	$181.30	$—	$352.20	$—

Fidelity Income Advantage:

Units Outstanding	392	—	170	—	205	—	131	—

Unit Value	$20.87	$—	$58.08	$—	$172.52	$—	$335.14	$—

Fidelity Personal Retirement:

Units Outstanding	—	234,805	—	14,318	—	14,414	—	12,989

Highest Value	$—	$12.40	$—	$28.39	$—	$57.80	$—	$106.29

Lowest Value	$—	$10.87	$—	$18.22	$—	$35.01	$—	$68.69

Fidelity Freedom Lifetime Income:

Units Outstanding	—	22.00	—	—	—	—	—	—

Unit Value	$—	$23.24	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	969	—	—	—	—	—	—

Highest Unit Value	$—	$10.23	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$9.86	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	270	—	—	—	—	—	—

Highest Unit Value	$—	$9.14	$—	$—	$—	$—	$—	$—

Lowest Unit Value	$—	$9.11	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class

Assets:

Investments at market value	$65,528	$223,226	$115,568	$679,669	$160,828	$205,342	$5,176,364	$59,194

Receivable from FILI	—	—	19	—	24	—	109	20

Total assets	$65,528	$223,226	$115,587	$679,669	$160,852	$205,342	$5,176,472	$59,214

Liabilities:

Payable to FILI	10	—	—	—	—	—	—	—

Total net assets	$65,518	$223,226	$115,587	$679,669	$160,852	$205,342	$5,176,473	$59,214

Net Assets:

Fidelity Retirement Reserves	$60,864	$—	$96,487	$—	$143,633	$—	$587,340	$50,681

Fidelity Income Advantage	4,654	—	19,100	—	17,219	—	54,103	8,533

Fidelity Personal Retirement	—	223,226	—	679,669	—	205,342	4,535,030	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$65,518	$223,226	$115,587	$679,669	$160,852	$205,342	$5,176,473	$59,214

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	857	—	2,133	—	1,834	—	3,782	872

Unit Value	$71.04	$—	$45.25	$—	$78.34	$—	$155.28	$58.11

Fidelity Income Advantage:

Units Outstanding	69	—	443	—	230	—	365	154

Unit Value	$67.60	$—	$43.05	$—	$74.54	$—	$147.76	$55.29

Fidelity Personal Retirement:

Units Outstanding	—	9,047	—	44,022	—	8,037	83,264	—

Highest Value	$—	$33.33	$—	$17.65	$—	$32.46	$76.54	$—

Lowest Value	$—	$24.38	$—	$13.77	$—	$23.26	$52.54	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Assets:

Investments at market value	$126,952	$1,061,791	$2,055,964	$178,472	$3,631,880	$22,460	$172,512	$126,401

Receivable from FILI	—	1	—	117	—	5	—	87

Total assets	$126,952	$1,061,792	$2,055,964	$178,589	$3,631,880	$22,465	$172,512	$126,488

Liabilities:

Payable to FILI	—	226	—	—	—	1	—	—

Total net assets	$126,952	$1,061,566	$2,055,964	$178,589	$3,631,880	$22,464	$172,512	$126,488

Net Assets:

Fidelity Retirement Reserves	$—	$981,915	$—	$148,049	$—	$19,259	$—	$111,074

Fidelity Income Advantage	—	79,651	—	30,540	—	3,205	—	15,414

Fidelity Personal Retirement	126,952	—	2,055,964	—	2,856,577	—	172,512	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	775,303	—	—	—

Total net assets	$126,952	$1,061,566	$2,055,964	$178,589	$3,631,880	$22,464	$172,512	$126,488

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	5,290	—	2,632	—	290	—	1,597

Unit Value	$—	$185.60	$—	$56.24	$—	$66.55	$—	$69.54

Fidelity Income Advantage:

Units Outstanding	—	452	—	569	—	50	—	232

Unit Value	$—	$176.62	$—	$53.52	$—	$63.89	$—	$66.18

Fidelity Personal Retirement:

Units Outstanding	4,240	—	38,487	—	73,286	—	2,944	—

Highest Value	$40.56	$—	$77.69	$—	$56.31	$—	$89.56	$—

Lowest Value	$28.17	$—	$51.54	$—	$35.74	$—	$57.08	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	15,686	—	—	—

Highest Value	$—	$—	$—	$—	$48.45	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$28.37	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	9,901	—	—	—

Highest Value	$—	$—	$—	$—	$47.35	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$27.68	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Assets:

Investments at market value	$342,117	$168,542	$906,189	$258,323	$584,105	$43,437	$196,656	$23,687

Receivable from FILI	—	—	—	4	—	1	1	—

Total assets	$342,117	$168,542	$906,189	$258,327	$584,105	$43,438	$196,657	$23,687

Liabilities:

Payable to FILI	—	20	—	—	—	—	—	6

Total net assets	$342,117	$168,522	$906,189	$258,327	$584,105	$43,438	$196,657	$23,681

Net Assets:

Fidelity Retirement Reserves	$—	$149,604	$—	$224,489	$—	$35,635	$—	$21,676

Fidelity Income Advantage	—	18,918	—	33,838	—	7,803	—	2,005

Fidelity Personal Retirement	342,117	—	906,189	—	584,105	—	196,657	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$342,117	$168,522	$906,189	$258,327	$584,105	$43,438	$196,657	$23,681

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1,742	—	3,097	—	705	—	532

Unit Value	$—	$85.86	$—	$72.46	$—	$50.52	$—	$40.75

Fidelity Income Advantage:

Units Outstanding	—	232	—	490	—	161	—	52

Unit Value	$—	$81.70	$—	$69.08	$—	$48.50	$—	$38.95

Fidelity Personal Retirement:

Units Outstanding	7,118	—	10,899	—	15,090	—	4,454	—

Highest Value	$67.10	$—	$141.88	$—	$60.99	$—	$89.88	$—

Lowest Value	$45.64	$—	$76.62	$—	$34.64	$—	$42.98	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Assets:

Investments at market value	$158,539	$263,282	$1,560,556	$44,574	$240,589	$94,157	$676,540	$21,532

Receivable from FILI	—	8	—	—	—	35	—	8

Total assets	$158,539	$263,290	$1,560,556	$44,574	$240,589	$94,192	$676,540	$21,540

Liabilities:

Payable to FILI	—	—	—	24	—	—	—	—

Total net assets	$158,539	$263,290	$1,560,556	$44,550	$240,589	$94,192	$676,540	$21,540

Net Assets:

Fidelity Retirement Reserves	$—	$241,192	$—	$40,240	$—	$85,073	$—	$19,477

Fidelity Income Advantage	—	22,098	—	4,310	—	9,119	—	2,063

Fidelity Personal Retirement	158,539	—	1,560,556	—	240,589	—	676,540	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$158,539	$263,290	$1,560,556	$44,550	$240,589	$94,192	$676,540	$21,540

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	2,207	—	1,102	—	1,184	—	743

Unit Value	$—	$109.29	$—	$36.50	$—	$71.85	$—	$26.23

Fidelity Income Advantage:

Units Outstanding	—	212	—	124	—	133	—	82

Unit Value	$—	$104.46	$—	$34.88	$—	$68.67	$—	$25.07

Fidelity Personal Retirement:

Units Outstanding	3,987	—	14,270	—	11,055	—	10,179	—

Highest Value	$44.57	$—	$226.18	$—	$30.35	$—	$93.97	$—

Lowest Value	$36.18	$—	$98.66	$—	$20.65	$—	$64.93	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Assets:

Investments at market value	$160,151	$25,853	$138,285	$20,358	$208,393	$19,609	$137,467	$41,381

Receivable from FILI	—	—	1	18	—	5	—	17

Total assets	$160,151	$25,853	$138,286	$20,376	$208,393	$19,614	$137,467	$41,398

Liabilities:

Payable to FILI	—	18	—	—	—	—	—	—

Total net assets	$160,151	$25,835	$138,286	$20,376	$208,393	$19,614	$137,467	$41,398

Net Assets:

Fidelity Retirement Reserves	$—	$22,712	$—	$17,697	$—	$17,884	$—	$36,661

Fidelity Income Advantage	—	3,123	—	2,679	—	1,730	—	4,737

Fidelity Personal Retirement	160,151	—	138,286	—	208,393	—	137,467	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$160,151	$25,835	$138,286	$20,376	$208,393	$19,614	$137,467	$41,398

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	310	—	313	—	434	—	1,617

Unit Value	$—	$73.16	$—	$56.52	$—	$41.20	$—	$22.68

Fidelity Income Advantage:

Units Outstanding	—	45	—	49	—	44	—	216

Unit Value	$—	$69.92	$—	$54.02	$—	$39.55	$—	$21.80

Fidelity Personal Retirement:

Units Outstanding	5,190	—	2,885	—	3,687	—	5,113	—

Highest Value	$58.32	$—	$75.90	$—	$100.37	$—	$59.76	$—

Lowest Value	$23.23	$—	$43.67	$—	$55.52	$—	$24.89	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Freedom Income Investor Class	VIP – Freedom 2005 Initial Class

Assets:

Investments at market value	$728,394	$17,525	$308,474	$27,155	$269,050	$8,904	$60,543	$5,043

Receivable from FILI	—	8	—	10	—	9	—	—

Total assets	$728,394	$17,533	$308,474	$27,165	$269,050	$8,913	$60,543	$5,043

Liabilities:

Payable to FILI	—	—	1	—	—	—	—	—

Total net assets	$728,394	$17,533	$308,473	$27,165	$269,050	$8,913	$60,543	$5,043

Net Assets:

Fidelity Retirement Reserves	$—	$15,844	$—	$25,028	$—	$8,913	$—	$5,043

Fidelity Income Advantage	—	1,689	—	2,137	—	—	—	—

Fidelity Personal Retirement	728,394	—	308,473	—	269,050	—	60,543	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$728,394	$17,533	$308,473	$27,165	$269,050	$8,913	$60,543	$5,043

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	531	—	637	—	502	—	253

Unit Value	$—	$29.84	$—	$39.28	$—	$17.73	$—	$19.93

Fidelity Income Advantage:

Units Outstanding	—	58	—	56	—	—	—	—

Unit Value	$—	$28.75	$—	$37.84	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	38,664	—	9,562	—	6,036	—	3,366	—

Highest Value	$23.34	$—	$61.86	$—	$79.79	$—	$19.75	$—

Lowest Value	$16.26	$—	$30.71	$—	$41.22	$—	$16.25	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class

Assets:

Investments at market value	$16,600	$6,610	$52,195	$14,706	$81,572	$16,807	$173,673	$18,983

Receivable from FILI	—	1	—	1	—	1	—	1

Total assets	$16,600	$6,611	$52,195	$14,707	$81,572	$16,808	$173,673	$18,984

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$16,600	$6,611	$52,195	$14,707	$81,572	$16,808	$173,673	$18,984

Net Assets:

Fidelity Retirement Reserves	$—	$6,611	$—	$14,707	$—	$16,808	$—	$18,984

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	16,600	—	52,195	—	81,572	—	173,673	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$16,600	$6,611	$52,195	$14,707	$81,572	$16,808	$173,673	$18,984

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	293	—	600	—	648	—	668

Unit Value	$—	$22.58	$—	$24.52	$—	$25.94	$—	$28.41

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	787	—	2,198	—	3,188	—	6,447	—

Highest Value	$25.23	$—	$29.08	$—	$31.69	$—	$35.84	$—

Lowest Value	$18.72	$—	$21.18	$—	$22.79	$—	$24.81	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class

Assets:

Investments at market value	$208,582	$21,683	$329,296	$83	$5,032	$75	$5,459	$2

Receivable from FILI	—	—	—	—	—	8	—	—

Total assets	$208,582	$21,683	$329,296	$83	$5,032	$75	$5,459	$2

Liabilities:

Payable to FILI	—	—	—	8	—	—	—	—

Total net assets	$208,582	$21,683	$329,296	$75	$5,032	$83	$5,459	$2

Net Assets:

Fidelity Retirement Reserves	$—	$21,683	$—	$75	$—	$83	$—	$2

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	208,582	—	329,296	—	5,032	—	5,459	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$208,582	$21,683	$329,296	$75	$5,032	$83	$5,459	$2

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	725	—	8	—	7	—	—

Unit Value	$—	$29.89	$—	$10.84	$—	$10.96	$—	$10.99

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	7,054	—	10,573	—	462	—	496	—

Highest Value	$39.92	$—	$44.14	$—	$10.89	$—	$11.02	$—

Lowest Value	$27.29	$—	$29.65	$—	$10.88	$—	$11.00	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class

Assets:

Investments at market value	$1,618	$15	$1,772	$7,861	$25,447	$26,345	$22,212	$289,070

Receivable from FILI	—	—	—	21	28	29	—	1

Total assets	$1,618	$15	$1,772	$7,882	$25,475	$26,374	$22,212	$289,071

Liabilities:

Payable to FILI	—	—	—	—	—	—	9	—

Total net assets	$1,618	$15	$1,772	$7,882	$25,475	$26,374	$22,203	$289,071

Net Assets:

Fidelity Retirement Reserves	$—	$15	$—	$—	$—	$—	$20,016	$—

Fidelity Income Advantage	—	—	—	—	—	—	2,187	—

Fidelity Personal Retirement	1,618	—	1,772	—	—	—	—	289,071

Fidelity Freedom Lifetime Income	—	—	—	7,882	25,475	26,374	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$1,618	$15	$1,772	$7,882	$25,475	$26,374	$22,203	$289,071

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1	—	—	—	—	684	—

Unit Value	$—	$11.00	$—	$—	$—	$—	$29.28	$—

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	78	—

Unit Value	$—	$—	$—	$—	$—	$—	$28.25	$—

Fidelity Personal Retirement:

Units Outstanding	147	—	161	—	—	—	—	7,878

Highest Value	$11.04	$—	$11.02	$—	$—	$—	$—	$59.03

Lowest Value	$11.03	$—	$—	$—	$—	$—	$—	$31.83

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	400	1,101	962	—	—

Unit Value	$—	$—	$—	$19.64	$23.12	$27.40	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class

Assets:

Investments at market value	$675,961	$5,180	$11,933	$1,670,035	$1,990,146	$1,850,302	$682,216	$16,598

Receivable from FILI	39	—	—	70	138	13	61	9

Total assets	$676,000	$5,180	$11,933	$1,670,105	$1,990,284	$1,850,315	$682,277	$16,607

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$676,000	$5,180	$11,933	$1,670,105	$1,990,284	$1,850,315	$682,277	$16,607

Net Assets:

Fidelity Retirement Reserves	$31,606	$3	$1,224	$57,527	$32,360	$38,428	$22,179	$14,839

Fidelity Income Advantage	6,010	—	—	29,277	12,602	18,229	8,241	1,768

Fidelity Personal Retirement	629,455	5,177	10,709	1,478,151	1,350,377	1,762,564	637,207	—

Fidelity Freedom Lifetime Income	8,929	—	—	105,150	123,310	31,094	14,650	—

Fidelity Growth and Guaranteed Income	—	—	—	—	471,635	—	—	—

Total net assets	$676,000	$5,180	$11,933	$1,670,105	$1,990,284	$1,850,315	$682,277	$16,607

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,932	—	116	2,631	1,471	1,524	807	418

Unit Value	$16.35	$10.48	$10.55	$21.89	$21.99	$25.21	$27.49	$35.48

Fidelity Income Advantage:

Units Outstanding	379	—	—	1,378	589	750	311	51

Unit Value	$15.78	$—	$—	$21.12	$21.31	$24.32	$26.53	$34.31

Fidelity Personal Retirement:

Units Outstanding	36,324	492	1,011	61,233	54,081	61,567	19,985	—

Highest Value	$18.69	$10.53	$10.60	$30.15	$35.27	$39.86	$48.36	$—

Lowest Value	$15.98	$10.51	$10.59	$23.19	$23.98	$27.79	$30.31	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	577	—	—	5,079	5,429	1,299	558	—

Unit Value	$15.47	$—	$—	$20.71	$22.70	$23.91	$26.16	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	11,710	—	—	—

Highest Value	$—	$—	$—	$—	$30.34	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$20.63	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	8,907	—	—	—

Highest Value	$—	$—	$—	$—	$29.65	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$20.15	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class

Assets:

Investments at market value	$219,135	$11,043	$63,306	$19,832	$159,040	$8,497	$107,606	$14,161

Receivable from FILI	—	—	—	1	—	4	—	3

Total assets	$219,135	$11,043	$63,306	$19,833	$159,040	$8,501	$107,606	$14,164

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$219,135	$11,043	$63,306	$19,833	$159,040	$8,501	$107,606	$14,164

Net Assets:

Fidelity Retirement Reserves	$—	$10,224	$—	$16,481	$—	$7,958	$—	$13,498

Fidelity Income Advantage	—	819	—	3,352	—	543	—	666

Fidelity Personal Retirement	219,135	—	63,306	—	159,040	—	107,606	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$219,135	$11,043	$63,306	$19,833	$159,040	$8,501	$107,606	$14,164

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	355	—	568	—	629	—	987

Unit Value	$—	$28.83	$—	$29.02	$—	$12.66	$—	$13.67

Fidelity Income Advantage:

Units Outstanding	—	29	—	119	—	44	—	49

Unit Value	$—	$27.88	$—	$28.07	$—	$12.26	$—	$13.41

Fidelity Personal Retirement:

Units Outstanding	5,828	—	2,063	—	4,265	—	6,793	—

Highest Value	$48.06	$—	$63.25	$—	$76.20	$—	$36.38	$—

Lowest Value	$36.41	$—	$29.34	$—	$31.42	$—	$13.64	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Class I	VIF – Emerging Markets Debt Class I	VIF – Global Strategist – Class II

Assets:

Investments at market value	$257,606	$435,520	$635,373	$131,762	$283,476	$38,257	$67,853	$22,470

Receivable from FILI	—	5	3	1	1	—	—	7

Total assets	$257,606	$435,525	$635,376	$131,763	$283,477	$38,257	$67,853	$22,477

Liabilities:

Payable to FILI	—	—	—	—	—	10	1	—

Total net assets	$257,606	$435,525	$635,376	$131,763	$283,477	$38,247	$67,852	$22,477

Net Assets:

Fidelity Retirement Reserves	$—	$20,978	$32,082	$3,928	$11,316	$14,368	$8,368	$5,059

Fidelity Income Advantage	—	835	938	227	446	1,347	766	1,465

Fidelity Personal Retirement	257,606	413,712	602,356	127,608	271,715	22,532	58,718	15,953

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$257,606	$435,525	$635,376	$131,763	$283,477	$38,247	$67,852	$22,477

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	2,055	1,849	285	968	472	246	228

Unit Value	$—	$10.21	$17.36	$13.80	$11.69	$30.42	$33.97	$22.14

Fidelity Income Advantage:

Units Outstanding	—	82	55	17	38	47	24	69

Unit Value	$—	$10.09	$17.16	$13.65	$11.56	$28.95	$32.32	$21.07

Fidelity Personal Retirement:

Units Outstanding	17,759	39,135	33,500	8,924	22,436	1,570	3,666	812

Highest Value	$14.59	$10.61	$18.05	$14.35	$12.16	$26.64	$21.70	$29.70

Lowest Value	$14.38	$10.52	$17.90	$14.23	$12.06	$13.13	$13.87	$17.45

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	Invesco – V.I. Global Core Equity Series I	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Portfolio – Investor	PVIT – Commodity Real Return – Strategy Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative	PVIT – Total Return Portfolio – Administrative

Assets:

Investments at market value	$24,368	$22,270	$21,642	$65,754	$31,471	$272,381	$158,085	$370,500

Receivable from FILI	4	12	11	1	1	—	3	—

Total assets	$24,372	$22,282	$21,653	$65,755	$31,472	$272,381	$158,088	$370,500

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$24,372	$22,282	$21,653	$65,755	$31,472	$272,381	$158,088	$370,500

Net Assets:

Fidelity Retirement Reserves	$6,677	$20,016	$19,794	$7,023	$79	$23,672	$7,343	$19,190

Fidelity Income Advantage	1,151	2,266	1,859	386	395	344	644	576

Fidelity Personal Retirement	16,544	—	—	58,346	30,998	248,365	150,101	350,734

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$24,372	$22,282	$21,653	$65,755	$31,472	$272,381	$158,088	$370,500

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	239	295	239	407	11	2,119	537	1,489

Unit Value	$27.97	$67.78	$82.64	$17.25	$7.32	$11.17	$13.68	$12.89

Fidelity Income Advantage:

Units Outstanding	43	35	24	23	55	32	48	46

Unit Value	$26.62	$64.49	$78.64	$16.65	$7.15	$10.86	$13.29	$12.52

Fidelity Personal Retirement:

Units Outstanding	771	—	—	3,619	3,929	20,903	10,616	25,973

Highest Value	$30.06	$—	$—	$29.99	$7.95	$12.09	$14.80	$13.95

Lowest Value	$18.74	$—	$—	$14.11	$7.81	$11.65	$13.61	$13.00

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2023

(In thousands, except per unit data)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin US Government Securities Fund – Class 2

Assets:

Investments at market value	$149,436	$42,586	$49,714

Receivable from FILI	—	—	1

Total assets	$149,436	$42,586	$49,715

Liabilities:

Payable to FILI	2	—	—

Total net assets	$149,434	$42,586	$49,715

Net Assets:

Fidelity Retirement Reserves	$3,474	$1,420	$2,673

Fidelity Income Advantage	485	191	109

Fidelity Personal Retirement	145,475	40,975	46,933

Fidelity Freedom Lifetime Income	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—

Total net assets	$149,434	$42,586	$49,715

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	206	152	275

Unit Value	$16.51	$9.35	$9.72

Fidelity Income Advantage:

Units Outstanding	29	21	11

Unit Value	$16.12	$9.13	$9.50

Fidelity Personal Retirement:

Units Outstanding	8,029	4,072	4,490

Highest Value	$17.93	$10.15	$10.56

Lowest Value	$17.62	$9.98	$10.38

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—

Unit Value	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—

Highest Value	$—	$—	$—

Lowest Value	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—

Highest Value	$—	$—	$—

Lowest Value	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class

Income:
Dividends	$11,935	$120,681	$2,922	$16,138	$6,855	$9,641

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,816	—	323	—	2,461	—
Administrative and other charges	121	—	22	—	164	—

Total expenses	1,937	—	345	—	2,625	—

Fidelity Income Advantage:
Mortality and expense risk charges	68	—	76	—	265	—
Administrative and other charges	23	—	25	—	88	—

Total expenses	91	—	101	—	353	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	3,184	—	347	—	627
Administrative and other charges	—	1,259	—	145	—	256

Total expenses	—	4,443	—	492	—	883

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	1	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	1	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	106	—	—	—	—
Administrative and other charges	—	29	—	—	—	—

Total expenses	—	135	—	—	—	—

Total expenses	2,028	4,579	446	492	2,978	883

Net investment income (loss)	9,907	116,102	2,476	15,646	3,877	8,758

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	—	—	(4,840)	(3,045)	(193)	2,484

Realized gain distributions	—	—	—	—	10,289	15,037

Net realized gain (loss) on investments	—	—	(4,840)	(3,045)	10,096	17,521

Unrealized appreciation (depreciation)	—	—	7,150	14,264	19,784	24,921

Net increase (decrease) in net assets from operations	$9,907	$116,102	$4,786	$26,865	$33,757	$51,200

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Growth Initial Class	VIP – Growth Investor Class	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class

Income:
Dividends	$781	$529	$648	$2,053	$2,971	$16,974

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	4,208	—	442	—	739	—
Administrative and other charges	281	—	29	—	49	—

Total expenses	4,489	—	471	—	788	—

Fidelity Income Advantage:
Mortality and expense risk charges	300	—	35	—	149	—
Administrative and other charges	100	—	12	—	50	—

Total expenses	400	—	47	—	199	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	924	—	256	—	835
Administrative and other charges	—	395	—	105	—	335

Total expenses	—	1,319	—	361	—	1,170

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	4,889	1,319	518	361	987	1,170

Net investment income (loss)	(4,108)	(790)	130	1,692	1,984	15,804

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	17,689	9,436	(66)	2,453	(1,898)	(2,979)

Realized gain distributions	28,103	39,052	164	561	—	—

Net realized gain (loss) on investments	45,792	48,488	98	3,014	(1,898)	(2,979)

Unrealized appreciation (depreciation)	137,976	191,770	11,005	33,531	5,946	24,961

Net increase (decrease) in net assets from operations	$179,660	$239,468	$11,233	$38,237	$6,032	$37,786

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class

Income:
Dividends	$3,639	$4,529	$68,626	$1,019	$2,165	$4,720	$7,926

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,070	—	4,070	375	—	6,710	—
Administrative and other charges	71	—	271	25	—	447	—

Total expenses	1,141	—	4,341	400	—	7,157	—

Fidelity Income Advantage:
Mortality and expense risk charges	131	—	385	62	—	560	—
Administrative and other charges	44	—	128	21	—	186	—

Total expenses	175	—	513	83	—	746	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	282	4,554	—	181	—	2,251
Administrative and other charges	—	102	1,984	—	61	—	906

Total expenses	—	384	6,538	—	242	—	3,157

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	1,316	384	11,392	483	242	7,903	3,157

Net investment income (loss)	2,323	4,145	57,234	536	1,923	(3,183)	4,769

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(1,241)	(237)	118,822	1,377	1,391	26,672	33,292

Realized gain distributions	1,759	2,251	40,575	—	—	34,269	65,905

Net realized gain (loss) on investments	518	2,014	159,397	1,377	1,391	60,941	99,197

Unrealized appreciation (depreciation)	15,327	18,112	833,931	6,464	14,972	211,789	411,889

Net increase (decrease) in net assets from operations	$18,168	$24,271	$1,050,562	$8,377	$18,286	$269,547	$515,855

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class	VIP – Growth & Income Investor Class

Income:
Dividends	$2,899	$56,677	$74	$443	$1,985	$5,209

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	1,061	—	130	—	796	—
Administrative and other charges	71	—	9	—	53	—

Total expenses	1,132	—	139	—	849	—

Fidelity Income Advantage:
Mortality and expense risk charges	218	—	22	—	115	—
Administrative and other charges	73	—	8	—	38	—

Total expenses	291	—	30	—	153	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	3,738	—	179	—	408
Administrative and other charges	—	1,323	—	75	—	160

Total expenses	—	5,061	—	254	—	568

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7,077	—	—	—	—
Administrative and other charges	—	1,894	—	—	—	—

Total expenses	—	8,971	—	—	—	—

Total expenses	1,423	14,032	169	254	1,002	568

Net investment income (loss)	1,476	42,645	(95)	189	983	4,641

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	3,826	58,084	216	1,608	4,289	9,408

Realized gain distributions	6,156	122,942	995	7,218	4,488	12,271

Net realized gain (loss) on investments	9,982	181,026	1,211	8,826	8,777	21,679

Unrealized appreciation (depreciation)	20,250	420,417	3,856	29,306	10,070	27,746

Net increase (decrease) in net assets from operations	$31,708	$644,088	$4,972	$38,321	$19,830	$54,066

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class

Income:
Dividends	$—	$—	$1,465	$2,942	$468	$1,962

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	990	—	1,626	—	262	—
Administrative and other charges	66	—	108	—	17	—

Total expenses	1,056	—	1,734	—	279	—

Fidelity Income Advantage:
Mortality and expense risk charges	129	—	251	—	57	—
Administrative and other charges	43	—	84	—	19	—

Total expenses	172	—	335	—	76	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	892	—	680	—	218
Administrative and other charges	—	389	—	287	—	93

Total expenses	—	1,281	—	967	—	311

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	1,228	1,281	2,069	967	355	311

Net investment income (loss)	(1,228)	(1,281)	(604)	1,975	113	1,651

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	2,792	7,646	774	1,825	345	(2,592)

Realized gain distributions	—	—	6,729	15,491	1,557	7,016

Net realized gain (loss) on investments	2,792	7,646	7,503	17,316	1,902	4,424

Unrealized appreciation (depreciation)	52,071	277,772	26,390	59,749	5,291	26,592

Net increase (decrease) in net assets from operations	$53,635	$284,137	$33,289	$79,040	$7,306	$32,667

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Initial Class	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class

Income:
Dividends	$567	$3,633	$283	$828	$1,574	$7,599

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	187	—	1,412	—	463	—
Administrative and other charges	12	—	94	—	31	—

Total expenses	199	—	1,506	—	494	—

Fidelity Income Advantage:
Mortality and expense risk charges	19	—	140	—	47	—
Administrative and other charges	6	—	47	—	15	—

Total expenses	25	—	187	—	62	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	227	—	1,378	—	351
Administrative and other charges	—	89	—	625	—	151

Total expenses	—	316	—	2,003	—	502

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	224	316	1,693	2,003	556	502

Net investment income (loss)	343	3,317	(1,410)	(1,175)	1,018	7,097

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	969	5,746	11,355	30,673	(465)	19,892

Realized gain distributions	860	5,552	5,383	33,199	—	—

Net realized gain (loss) on investments	1,829	11,298	16,738	63,872	(465)	19,892

Unrealized appreciation (depreciation)	(3,050)	(19,493)	71,160	457,743	(3,781)	(35,583)

Net increase (decrease) in net assets from operations	$(878)	$(4,878)	$86,488	$520,440	$(3,228)	$(8,594)

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class

Income:
Dividends	$—	$—	$533	$3,778	$73	$288

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	682	—	141	—	153	—
Administrative and other charges	46	—	9	—	10	—

Total expenses	728	—	150	—	163	—

Fidelity Income Advantage:
Mortality and expense risk charges	76	—	16	—	22	—
Administrative and other charges	25	—	5	—	7	—

Total expenses	101	—	21	—	29	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	846	—	170	—	131
Administrative and other charges	—	358	—	76	—	59

Total expenses	—	1,204	—	246	—	190

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	829	1,204	171	246	192	190

Net investment income (loss)	(829)	(1,204)	362	3,532	(119)	98

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	2,789	15,251	(1,176)	(5,793)	(73)	994

Realized gain distributions	—	—	1,136	7,886	—	—

Net realized gain (loss) on investments	2,789	15,251	(40)	2,093	(73)	994

Unrealized appreciation (depreciation)	1,093	11,220	1,771	11,167	4,929	23,854

Net increase (decrease) in net assets from operations	$3,053	$25,267	$2,093	$16,792	$4,737	$24,946

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class	VIP – Strategic Income Investor Class

Income:
Dividends	$14	$25	$465	$3,138	$1,835	$31,387

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	119	—	135	—	286	—
Administrative and other charges	8	—	9	—	19	—

Total expenses	127	—	144	—	305	—

Fidelity Income Advantage:
Mortality and expense risk charges	19	—	14	—	37	—
Administrative and other charges	6	—	4	—	12	—

Total expenses	25	—	18	—	49	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	200	—	169	—	896
Administrative and other charges	—	90	—	68	—	364

Total expenses	—	290	—	237	—	1,260

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	152	290	162	237	354	1,260

Net investment income (loss)	(138)	(265)	303	2,901	1,481	30,127

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	754	3,822	(1,111)	(3,285)	(503)	(6,700)

Realized gain distributions	—	—	881	5,939	—	—

Net realized gain (loss) on investments	754	3,822	(230)	2,654	(503)	(6,700)

Unrealized appreciation (depreciation)	5,296	55,238	1,770	7,988	2,473	39,885

Net increase (decrease) in net assets from operations	$5,912	$58,795	$1,843	$13,543	$3,451	$63,312

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Freedom Income Investor Class

Income:
Dividends	$62	$868	$323	$2,960	$385	$2,795

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	103	—	183	—	67	—
Administrative and other charges	7	—	12	—	5	—

Total expenses	110	—	195	—	72	—

Fidelity Income Advantage:
Mortality and expense risk charges	13	—	17	—	—	—
Administrative and other charges	4	—	5	—	—	—

Total expenses	17	—	22	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	323	—	295	—	93
Administrative and other charges	—	142	—	128	—	32

Total expenses	—	465	—	423	—	125

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	127	465	217	423	72	125

Net investment income (loss)	(65)	403	106	2,537	313	2,670

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	203	4,614	522	3,975	(38)	(1,034)

Realized gain distributions	—	—	916	8,975	—	—

Net realized gain (loss) on investments	203	4,614	1,438	12,950	(38)	(1,034)

Unrealized appreciation (depreciation)	3,441	61,815	2,928	29,537	315	3,075

Net increase (decrease) in net assets from operations	$3,579	$66,832	$4,472	$45,024	$590	$4,711

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005 Initial Class	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class

Income:
Dividends	$245	$760	$275	$2,114	$544	$2,961

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	46	—	56	—	117	—
Administrative and other charges	3	—	4	—	8	—

Total expenses	49	—	60	—	125	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	30	—	97	—	142
Administrative and other charges	—	9	—	26	—	42

Total expenses	—	39	—	123	—	184

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	49	39	60	123	125	184

Net investment income (loss)	196	721	215	1,991	419	2,777

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(152)	(504)	(142)	(338)	(262)	(619)

Realized gain distributions	—	—	542	—	317	—

Net realized gain (loss) on investments	(152)	(504)	400	(338)	55	(619)

Unrealized appreciation (depreciation)	353	1,118	(4)	3,085	986	6,401

Net increase (decrease) in net assets from operations	$397	$1,335	$611	$4,738	$1,460	$8,559

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class

Income:
Dividends	$539	$5,499	$524	$5,923	$520	$7,891

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	128	—	139	—	160	—
Administrative and other charges	9	—	9	—	11	—

Total expenses	137	—	148	—	171	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	274	—	346	—	519
Administrative and other charges	—	88	—	107	—	163

Total expenses	—	362	—	453	—	682

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	137	362	148	453	171	682

Net investment income (loss)	402	5,137	376	5,470	349	7,209

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(138)	(377)	150	1,241	277	3,679

Realized gain distributions	121	—	—	—	—	—

Net realized gain (loss) on investments	(17)	(377)	150	1,241	277	3,679

Unrealized appreciation (depreciation)	1,470	15,100	1,680	19,832	2,129	32,766

Net increase (decrease) in net assets from operations	$1,855	$19,860	$2,206	$26,543	$2,755	$43,654

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class	VIP – Investor Freedom 2045 Investor Class

Income:
Dividends	$—	$76	$1	$68	$—	$17

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	3	—	3	—	—
Administrative and other charges	—	1	—	1	—	—

Total expenses	—	4	—	4	—	—

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	—	4	—	4	—	—

Net investment income (loss)	—	72	1	64	—	17

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	—	14	—	—	—	3

Realized gain distributions	—	2	—	1	—	1

Net realized gain (loss) on investments	—	16	—	1	—	4

Unrealized appreciation (depreciation)	—	229	4	299	—	80

Net increase (decrease) in net assets from operations	$—	$317	$5	$364	$—	$101

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class

Income:
Dividends	$—	$17	$341	$960	$788	$210	$2,527

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	—	—	134	—
Administrative and other charges	—	—	—	—	—	9	—

Total expenses	—	—	—	—	—	143	—

Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	15	—
Administrative and other charges	—	—	—	—	—	5	—

Total expenses	—	—	—	—	—	20	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	1	—	—	—	—	303
Administrative and other charges	—	—	—	—	—	—	129

Total expenses	—	1	—	—	—	—	432

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	40	128	130	—	—
Administrative and other charges	—	—	8	25	26	—	—

Total expenses	—	—	48	153	156	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	—	1	48	153	156	163	432

Net investment income (loss)	—	16	293	807	632	47	2,095

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(1)	—	(57)	(45)	80	(116)	(1,179)

Realized gain distributions	—	1	—	—	—	—	—

Net realized gain (loss) on investments	(1)	1	(57)	(45)	80	(116)	(1,179)

Unrealized appreciation (depreciation)	1	96	322	1,442	2,240	3,652	46,626

Net increase (decrease) in net assets from operations	$—	$113	$558	$2,204	$2,952	$3,583	$47,542

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class

Income:
Dividends	$25,119	$104	$166	$41,403	$44,541	$35,341	$10,172

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	249	—	3	436	235	289	165
Administrative and other charges	17	—	—	29	16	19	11

Total expenses	266	—	3	465	251	308	176

Fidelity Income Advantage:
Mortality and expense risk charges	46	—	—	218	92	135	63
Administrative and other charges	16	—	—	72	31	45	21

Total expenses	62	—	—	290	123	180	84

Fidelity Personal Retirement:
Mortality and expense risk charges	991	2	4	2,217	1,971	2,468	856
Administrative and other charges	330	1	1	727	645	827	288

Total expenses	1,321	3	5	2,944	2,616	3,295	1,144

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	47	—	—	513	599	147	69
Administrative and other charges	9	—	—	102	120	29	14

Total expenses	56	—	—	615	719	176	83

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	4,579	—	—
Administrative and other charges	—	—	—	—	1,186	—	—

Total expenses	—	—	—	—	5,765	—	—

Total expenses	1,705	3	8	4,314	9,474	3,959	1,487

Net investment income (loss)	23,414	101	158	37,089	35,067	31,382	8,685

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(7,331)	(9)	22	(4,408)	(4,397)	3,001	1,400

Realized gain distributions	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(7,331)	(9)	22	(4,408)	(4,397)	3,001	1,400

Unrealized appreciation (depreciation)	36,795	174	390	162,504	215,198	217,764	91,066

Net increase (decrease) in net assets from operations	$52,878	$266	$570	$195,185	$245,868	$252,147	$101,151

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class

Income:
Dividends	$348	$4,261	$158	$861	$—	$—

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	128	—	87	—	84	—
Administrative and other charges	9	—	6	—	6	—

Total expenses	137	—	93	—	90	—

Fidelity Income Advantage:
Mortality and expense risk charges	15	—	7	—	18	—
Administrative and other charges	5	—	2	—	6	—

Total expenses	20	—	9	—	24	—

Fidelity Personal Retirement:
Mortality and expense risk charges	—	291	—	86	—	126
Administrative and other charges	—	117	—	35	—	57

Total expenses	—	408	—	121	—	183

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	157	408	102	121	114	183

Net investment income (loss)	191	3,853	56	740	(114)	(183)

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	247	2,316	(51)	(579)	348	3,505

Realized gain distributions	228	2,981	23	131	—	—

Net realized gain (loss) on investments	475	5,297	(28)	(448)	348	3,505

Unrealized appreciation (depreciation)	(286)	(3,104)	692	4,158	5,122	42,957

Net increase (decrease) in net assets from operations	$380	$6,046	$720	$4,450	$5,356	$46,279

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class

Income:
Dividends	$185	$2,316	$817	$16,948	$10,082	$5,981

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	63	—	71	—	154	213
Administrative and other charges	4	—	5	—	10	14

Total expenses	67	—	76	—	164	227

Fidelity Income Advantage:
Mortality and expense risk charges	5	—	4	—	7	6
Administrative and other charges	1	—	1	—	2	2

Total expenses	6	—	5	—	9	8

Fidelity Personal Retirement:
Mortality and expense risk charges	—	139	—	243	460	591
Administrative and other charges	—	55	—	112	189	254

Total expenses	—	194	—	355	649	845

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	73	194	81	355	822	1,080

Net investment income (loss)	112	2,122	736	16,593	9,260	4,901

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(276)	(1,099)	56	615	424	14,583

Realized gain distributions	—	—	—	—	—	—

Net realized gain (loss) on investments	(276)	(1,099)	56	615	424	14,583

Unrealized appreciation (depreciation)	750	7,952	274	8,277	10,577	104,779

Net increase (decrease) in net assets from operations	$586	$8,975	$1,066	$25,485	$20,261	$124,263

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Class I	VIF – Emerging Markets Debt Class I	VIF – Global Strategist – Class II	Invesco V.I. – Global Core Equity Series I

Income:
Dividends	$2,056	$7,533	$627	$5,829	$372	$132

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	29	80	108	60	38	48
Administrative and other charges	2	5	7	4	2	3

Total expenses	31	85	115	64	40	51

Fidelity Income Advantage:
Mortality and expense risk charges	2	3	11	6	11	8
Administrative and other charges	1	1	3	2	4	3

Total expenses	3	4	14	8	15	11

Fidelity Personal Retirement:
Mortality and expense risk charges	131	294	27	69	19	19
Administrative and other charges	57	123	12	29	8	7

Total expenses	188	417	39	98	27	26

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	222	506	168	170	82	88

Net investment income (loss)	1,834	7,027	459	5,659	290	44

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	261	2,037	(795)	(1,180)	193	286

Realized gain distributions	—	—	679	—	—	17

Net realized gain (loss) on investments	261	2,037	(116)	(1,180)	193	303

Unrealized appreciation (depreciation)	16,782	28,386	3,775	2,577	2,304	4,004

Net increase (decrease) in net assets from operations	$18,877	$37,450	$4,118	$7,056	$2,787	$4,351

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Portfolio – Investor	PVIT – Commodity Real Return – Strategy Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative

Income:
Dividends	$—	$—	$3,199	$7,967	$10,525	$5,061

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	151	137	50	1	187	58
Administrative and other charges	10	9	3	—	12	4

Total expenses	161	146	53	1	199	62

Fidelity Income Advantage:
Mortality and expense risk charges	17	14	3	6	2	5
Administrative and other charges	6	4	1	2	1	2

Total expenses	23	18	4	8	3	7

Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	64	51	348	191
Administrative and other charges	—	—	27	22	135	81

Total expenses	—	—	91	73	483	272

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	184	164	148	82	685	341

Net investment income (loss)	(184)	(164)	3,051	7,885	9,840	4,720

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	150	89	43	(12,953)	(4,465)	(5,321)

Realized gain distributions	—	1,705	—	—	—	—

Net realized gain (loss) on investments	150	1,794	43	(12,953)	(4,465)	(5,321)

Unrealized appreciation (depreciation)	3,946	2,939	9,405	317	7,841	6,299

Net increase (decrease) in net assets from operations	$3,912	$4,569	$12,499	$(4,751)	$13,216	$5,698

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2023

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin US Government Securities Fund – Class 2

Income:
Dividends	$13,337	$2,980	$—	$1,308

Expenses:

Fidelity Retirement Reserves:
Mortality and expense risk charges	145	25	11	21
Administrative and other charges	10	2	1	1

Total expenses	155	27	12	22

Fidelity Income Advantage:
Mortality and expense risk charges	5	4	2	1
Administrative and other charges	1	1	—	—

Total expenses	6	5	2	1

Fidelity Personal Retirement:
Mortality and expense risk charges	472	190	52	64
Administrative and other charges	178	73	22	23

Total expenses	650	263	74	87

Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Total expenses	811	295	88	110

Net investment income (loss)	12,526	2,685	(88)	1,198

Realized and unrealized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(6,207)	(2,114)	(2,364)	(799)

Realized gain distributions	—	—	—	—

Net realized gain (loss) on investments	(6,207)	(2,114)	(2,364)	(799)

Unrealized appreciation (depreciation)	14,061	16,720	3,430	1,525

Net increase (decrease) in net assets from operations	$20,380	$17,291	$978	$1,924

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Government Money Market Initial Class		VIP – Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$9,907	$1,772	$116,102	$28,292	$2,476	$2,398	$15,646	$15,197
Net realized gain (loss) on investments	—	—	—	—	(4,840)	(8,661)	(3,045)	(9,219)
Unrealized appreciation (depreciation)	—	—	—	—	7,150	(1,916)	14,264	(47,857)

Net increase (decrease) in net assets from operations	9,907	1,772	116,102	28,292	4,786	(8,179)	26,865	(41,879)

Contract Transactions:
Payments received from contract owners	1,670	1,582	997,609	800,306	65	105	1,558	2,132
Transfers between sub-accounts and the fixed account, net	22,232	91,872	35,014	498,121	(1,542)	(3,811)	(5,688)	(35,295)
Contract benefits	(6,044)	(4,343)	(163,094)	(151,661)	(1,791)	(2,212)	(120)	(410)
Contract terminations	(59,756)	(40,424)	(568,560)	(588,882)	(2,322)	(2,284)	(19,780)	(9,689)
Contract maintenance charges	(52)	(55)	—	—	(6)	(7)	—	—
Other transfers (to) from FILI, net	620	(353)	50	(3)	(187)	(139)	2	1

Net increase (decrease) in net assets from contract transactions	(41,330)	48,279	301,019	557,881	(5,783)	(8,348)	(24,028)	(43,261)

Total increase (decrease) in net assets	(31,423)	50,051	417,121	586,173	(997)	(16,527)	2,837	(85,140)

Net Assets:
Beginning of period	265,606	215,555	2,325,405	1,739,232	53,866	70,393	291,924	377,064

End of period	$234,183	$265,606	$2,742,526	$2,325,405	$52,869	$53,866	$294,761	$291,924

(In thousands)	Subaccounts Investing In:

	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$3,877	$3,998	$8,758	$8,522	$(4,108)	$(1,223)	$(790)	$2,561
Net realized gain (loss) on investments	10,096	12,597	17,521	20,499	45,792	63,764	48,488	67,607
Unrealized appreciation (depreciation)	19,784	(41,490)	24,921	(56,632)	137,976	(250,429)	191,770	(283,240)

Net increase (decrease) in net assets from operations	33,757	(24,895)	51,200	(27,611)	179,660	(187,888)	239,468	(213,072)

Contract Transactions:
Payments received from contract owners	197	250	4,699	6,558	473	1,323	6,114	6,335
Transfers between sub-accounts and the fixed account, net	(8,608)	(5,714)	6,585	33,113	(5,413)	(16,946)	82,067	(16,984)
Contract benefits	(11,836)	(11,643)	(147)	(58)	(10,449)	(14,215)	(193)	(432)
Contract terminations	(13,932)	(13,990)	(21,094)	(12,587)	(23,109)	(17,535)	(19,568)	(14,584)
Contract maintenance charges	(43)	(48)	—	—	(77)	(79)	—	—
Other transfers (to) from FILI, net	(915)	(990)	13	11	(1,021)	(538)	(2)	15

Net increase (decrease) in net assets from contract transactions	(35,137)	(32,135)	(9,944)	27,037	(39,596)	(47,990)	68,418	(25,650)

Total increase (decrease) in net assets	(1,380)	(57,030)	41,256	(574)	140,064	(235,878)	307,886	(238,722)

Net Assets:
Beginning of period	372,789	429,819	502,741	503,315	529,694	765,572	632,484	871,206

End of period	$371,409	$372,789	$543,997	$502,741	$669,758	$529,694	$940,370	$632,484

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Overseas Initial Class		VIP – Overseas Investor Class		VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$130	$143	$1,692	$1,652	$1,984	$1,748	$15,804	$14,463
Net realized gain (loss) on investments	98	120	3,014	2,728	(1,898)	4,526	(2,979)	27,365
Unrealized appreciation (depreciation)	11,005	(21,972)	33,531	(70,376)	5,946	(28,118)	24,961	(154,444)

Net increase (decrease) in net assets from operations	11,233	(21,709)	38,237	(65,996)	6,032	(21,844)	37,786	(112,616)

Contract Transactions:
Payments received from contract owners	85	98	1,170	1,255	379	123	8,875	5,014
Transfers between sub-accounts and the fixed account, net	(2,325)	(2,477)	(171)	(5,563)	(2,322)	(12,382)	5,160	(81,166)
Contract benefits	(1,192)	(1,555)	(34)	(113)	(4,246)	(4,643)	(177)	(592)
Contract terminations	(1,939)	(2,004)	(6,715)	(4,523)	(5,046)	(5,951)	(37,801)	(39,223)
Contract maintenance charges	(9)	(9)	—	—	(15)	(18)	—	—
Other transfers (to) from FILI, net	(50)	(107)	10	2	(535)	(277)	1	6

Net increase (decrease) in net assets from contract transactions	(5,430)	(6,054)	(5,740)	(8,942)	(11,785)	(23,148)	(23,942)	(115,961)

Total increase (decrease) in net assets	5,803	(27,763)	32,497	(74,938)	(5,753)	(44,992)	13,844	(228,577)

Net Assets:
Beginning of period	59,715	87,478	190,729	265,667	121,340	166,332	665,825	894,402

End of period	$65,518	$59,715	$223,226	$190,729	$115,587	$121,340	$679,669	$665,825

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager Initial Class		VIP – Asset Manager Investor Class		VIP – Index 500 Initial Class		VIP – Asset Manager Growth Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$2,323	$2,080	$4,145	$3,918	$57,234	$52,465	$536	$600
Net realized gain (loss) on investments	518	10,542	2,014	15,076	159,397	183,059	1,377	5,194
Unrealized appreciation (depreciation)	15,327	(45,062)	18,112	(57,065)	833,931	(1,155,301)	6,464	(18,791)

Net increase (decrease) in net assets from operations	18,168	(32,440)	24,271	(38,071)	1,050,562	(919,777)	8,377	(12,997)

Contract Transactions:
Payments received from contract owners	251	253	744	3,541	40,380	53,957	91	39
Transfers between sub-accounts and the fixed account, net	(4,774)	(3,410)	(12,066)	(14,366)	198,785	62,514	(3,072)	(1,314)
Contract benefits	(5,948)	(7,529)	(292)	(429)	(15,239)	(14,522)	(1,644)	(1,997)
Contract terminations	(6,840)	(7,399)	(8,684)	(6,272)	(138,972)	(84,408)	(2,270)	(1,150)
Contract maintenance charges	(21)	(23)	—	—	(76)	(77)	(9)	(10)
Other transfers (to) from FILI, net	(687)	(569)	—	(1)	(541)	(846)	32	(199)

Net increase (decrease) in net assets from contract transactions	(18,019)	(18,677)	(20,298)	(17,527)	84,337	16,618	(6,872)	(4,631)

Total increase (decrease) in net assets	149	(51,117)	3,973	(55,598)	1,134,899	(903,159)	1,505	(17,628)

Net Assets:
Beginning of period	160,703	211,820	201,369	256,967	4,041,574	4,944,733	57,709	75,337

End of period	$160,852	$160,703	$205,342	$201,369	$5,176,473	$4,041,574	$59,214	$57,709

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager Growth Investor Class		VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$1,923	$1,955	$(3,183)	$(3,239)	$4,769	$4,611	$1,476	$743
Net realized gain (loss) on investments	1,391	8,267	60,941	79,691	99,197	123,965	9,982	16,733
Unrealized appreciation (depreciation)	14,972	(34,450)	211,789	(419,062)	411,889	(736,267)	20,250	(57,350)

Net increase (decrease) in net assets from operations	18,286	(24,228)	269,547	(342,610)	515,855	(607,691)	31,708	(39,874)

Contract Transactions:
Payments received from contract owners	1,529	1,593	1,200	645	11,272	14,139	440	253
Transfers between sub-accounts and the fixed account, net	(1,968)	1,384	(21,656)	(32,609)	(14,657)	(84,964)	(2,248)	(6,498)
Contract benefits	—	(143)	(19,466)	(20,624)	(1,355)	(276)	(4,994)	(6,711)
Contract terminations	(7,230)	(3,678)	(37,490)	(31,670)	(57,042)	(37,169)	(8,245)	(6,487)
Contract maintenance charges	—	—	(125)	(133)	—	—	(17)	(18)
Other transfers (to) from FILI, net	3	(4)	(1,931)	(1,711)	23	20	(84)	238

Net increase (decrease) in net assets from contract transactions	(7,666)	(848)	(79,468)	(86,102)	(61,759)	(108,250)	(15,148)	(19,223)

Total increase (decrease) in net assets	10,620	(25,076)	190,079	(428,712)	454,096	(715,941)	16,560	(59,097)

Net Assets:
Beginning of period	116,332	141,408	871,487	1,300,199	1,601,868	2,317,809	162,029	221,126

End of period	$126,952	$116,332	$1,061,566	$871,487	$2,055,964	$1,601,868	$178,589	$162,029

(In thousands)	Subaccounts Investing In:

	VIP – Balanced Investor Class		VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$42,645	$26,610	$(95)	$(114)	$189	$109	$983	$957
Net realized gain (loss) on investments	181,026	280,718	1,211	3,384	8,826	22,306	8,777	6,737
Unrealized appreciation (depreciation)	420,417	(1,060,712)	3,856	(8,898)	29,306	(60,249)	10,070	(15,576)

Net increase (decrease) in net assets from operations	644,088	(753,384)	4,972	(5,628)	38,321	(37,834)	19,830	(7,882)

Contract Transactions:
Payments received from contract owners	23,076	35,780	33	12	938	1,200	183	206
Transfers between sub-accounts and the fixed account, net	(1,432)	(81,413)	351	(1,515)	3,808	(12,581)	(2,746)	(579)
Contract benefits	(1,610)	(2,783)	(1,090)	(873)	—	(482)	(3,484)	(3,670)
Contract terminations	(201,542)	(170,590)	(505)	(670)	(4,528)	(3,122)	(3,605)	(3,987)
Contract maintenance charges	—	—	(2)	(2)	—	—	(19)	(19)
Other transfers (to) from FILI, net	18	59	(75)	(113)	3	2	(318)	(528)

Net increase (decrease) in net assets from contract transactions	(181,490)	(218,947)	(1,288)	(3,161)	221	(14,983)	(9,989)	(8,577)

Total increase (decrease) in net assets	462,598	(972,331)	3,684	(8,789)	38,542	(52,817)	9,841	(16,459)

Net Assets:
Beginning of period	3,169,282	4,141,613	18,780	27,569	133,970	186,787	116,647	133,106

End of period	$3,631,880	$3,169,282	$22,464	$18,780	$172,512	$133,970	$126,488	$116,647

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Growth & Income Investor Class		VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$4,641	$4,242	$(1,228)	$(1,324)	$(1,281)	$(1,338)	$(604)	$(909)
Net realized gain (loss) on investments	21,679	13,197	2,792	41,281	7,646	209,586	7,503	19,142
Unrealized appreciation (depreciation)	27,746	(34,335)	52,071	(128,760)	277,772	(654,280)	26,390	(67,398)

Net increase (decrease) in net assets from operations	54,066	(16,896)	53,635	(88,803)	284,137	(446,032)	33,289	(49,165)

Contract Transactions:
Payments received from contract owners	2,644	3,020	136	252	4,831	7,971	123	99
Transfers between sub-accounts and the fixed account, net	1,711	43,807	(588)	(25,990)	8,797	(167,640)	(12,400)	(4,023)
Contract benefits	(31)	(294)	(4,032)	(3,700)	(316)	(1,271)	(7,671)	(6,644)
Contract terminations	(9,611)	(5,602)	(4,459)	(4,252)	(25,039)	(17,567)	(7,758)	(8,652)
Contract maintenance charges	—	—	(22)	(24)	—	—	(32)	(35)
Other transfers (to) from FILI, net	(32)	29	(408)	(317)	(44)	7	(475)	(641)

Net increase (decrease) in net assets from contract transactions	(5,319)	40,960	(9,373)	(34,031)	(11,771)	(178,500)	(28,213)	(19,896)

Total increase (decrease) in net assets	48,747	24,064	44,262	(122,834)	272,366	(624,532)	5,076	(69,061)

Net Assets:
Beginning of period	293,370	269,306	124,260	247,094	633,823	1,258,355	253,251	322,312

End of period	$342,117	$293,370	$168,522	$124,260	$906,189	$633,823	$258,327	$253,251

(In thousands)	Subaccounts Investing In:

	VIP – Mid Cap Investor Class		VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$1,975	$1,628	$113	$85	$1,651	$1,700	$343	$253
Net realized gain (loss) on investments	17,316	39,207	1,902	3,280	4,424	8,632	1,829	1,079
Unrealized appreciation (depreciation)	59,749	(138,216)	5,291	(7,913)	26,592	(31,291)	(3,050)	(643)

Net increase (decrease) in net assets from operations	79,040	(97,381)	7,306	(4,548)	32,667	(20,959)	(878)	689

Contract Transactions:
Payments received from contract owners	2,040	2,835	22	42	996	1,841	23	14
Transfers between sub-accounts and the fixed account, net	(47,198)	15,223	(4,087)	(4,958)	(17,887)	(24,433)	(8,317)	9,652
Contract benefits	(40)	(96)	(1,443)	(1,434)	(139)	(17)	(639)	(1,053)
Contract terminations	(17,560)	(10,851)	(1,266)	(1,231)	(7,657)	(4,263)	(870)	(720)
Contract maintenance charges	—	—	(5)	(6)	—	—	(4)	(4)
Other transfers (to) from FILI, net	9	6	(25)	(103)	1	2	(18)	41

Net increase (decrease) in net assets from contract transactions	(62,749)	7,117	(6,804)	(7,690)	(24,686)	(26,870)	(9,825)	7,930

Total increase (decrease) in net assets	16,291	(90,264)	502	(12,238)	7,981	(47,829)	(10,703)	8,619

Net Assets:
Beginning of period	567,814	658,078	42,936	55,174	188,676	236,505	34,384	25,765

End of period	$584,105	$567,814	$43,438	$42,936	$196,657	$188,676	$23,681	$34,384

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Utilities Investor Class		VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$3,317	$2,694	$(1,410)	$(1,532)	$(1,175)	$(1,723)	$1,018	$1,372
Net realized gain (loss) on investments	11,298	7,216	16,738	39,996	63,872	188,532	(465)	6,170
Unrealized appreciation (depreciation)	(19,493)	(4,453)	71,160	(133,590)	457,743	(719,732)	(3,781)	14,951

Net increase (decrease) in net assets from operations	(4,878)	5,457	86,488	(95,126)	520,440	(532,923)	(3,228)	22,493

Contract Transactions:
Payments received from contract owners	1,212	2,777	495	365	8,997	7,495	46	104
Transfers between sub-accounts and the fixed account, net	(48,169)	60,143	44,197	(43,349)	202,961	(148,441)	(40,837)	44,850
Contract benefits	(620)	(95)	(3,739)	(4,510)	(337)	(1,702)	(1,393)	(1,312)
Contract terminations	(7,573)	(4,147)	(6,524)	(5,201)	(33,192)	(17,718)	(2,175)	(1,388)
Contract maintenance charges	—	—	(30)	(27)	—	—	(11)	(12)
Other transfers (to) from FILI, net	1	3	(148)	68	(21)	17	(314)	(120)

Net increase (decrease) in net assets from contract transactions	(55,149)	58,681	34,251	(52,654)	178,408	(160,349)	(44,684)	42,122

Total increase (decrease) in net assets	(60,027)	64,138	120,739	(147,780)	698,848	(693,272)	(47,912)	64,615

Net Assets:
Beginning of period	218,566	154,428	142,550	290,330	861,708	1,554,980	92,462	27,847

End of period	$158,539	$218,566	$263,290	$142,550	$1,560,556	$861,708	$44,550	$92,462

(In thousands)	Subaccounts Investing In:

	VIP – Energy Investor Class		VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financials Initial Class (8)

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$7,097	$7,760	$(829)	$(939)	$(1,204)	$(1,255)	$362	$313
Net realized gain (loss) on investments	19,892	39,427	2,789	10,258	15,251	58,900	(40)	1,016
Unrealized appreciation (depreciation)	(35,583)	66,413	1,093	(29,284)	11,220	(173,642)	1,771	(4,934)

Net increase (decrease) in net assets from operations	(8,594)	113,600	3,053	(19,965)	25,267	(115,997)	2,093	(3,605)

Contract Transactions:
Payments received from contract owners	1,161	4,087	108	114	3,596	4,337	12	51
Transfers between sub-accounts and the fixed account, net	(128,767)	130,726	(10,094)	(8,986)	(81,858)	(18,188)	(6,392)	(584)
Contract benefits	(21)	(513)	(2,286)	(2,920)	(456)	(394)	(561)	(573)
Contract terminations	(11,502)	(8,527)	(5,535)	(2,870)	(20,493)	(17,259)	(562)	(707)
Contract maintenance charges	—	—	(14)	(16)	—	—	(4)	(5)
Other transfers (to) from FILI, net	8	2	(405)	(129)	(2)	(2)	5	(5)

Net increase (decrease) in net assets from contract transactions	(139,121)	125,775	(18,226)	(14,807)	(99,213)	(31,506)	(7,502)	(1,823)

Total increase (decrease) in net assets	(147,715)	239,375	(15,173)	(34,772)	(73,946)	(147,503)	(5,409)	(5,428)

Net Assets:
Beginning of period	388,304	148,929	109,364	144,136	750,486	897,989	26,949	32,377

End of period	$240,589	$388,304	$94,192	$109,364	$676,540	$750,486	$21,540	$26,949

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Financials Investor Class (8)		VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$3,532	$3,503	$(119)	$(153)	$98	$(43)	$(138)	$(162)
Net realized gain (loss) on investments	2,093	9,239	(73)	3,218	994	14,949	754	3,498
Unrealized appreciation (depreciation)	11,167	(36,259)	4,929	(6,269)	23,854	(28,613)	5,296	(12,667)

Net increase (decrease) in net assets from operations	16,792	(23,517)	4,737	(3,204)	24,946	(13,707)	5,912	(9,331)

Contract Transactions:
Payments received from contract owners	457	2,226	15	6	693	631	25	18
Transfers between sub-accounts and the fixed account, net	(33,242)	(15,234)	(327)	(638)	2,840	(1,350)	1,816	(3,767)
Contract benefits	—	(124)	(806)	(854)	(1)	(381)	(776)	(702)
Contract terminations	(4,303)	(4,503)	(610)	(763)	(3,063)	(1,986)	(1,145)	(741)
Contract maintenance charges	—	—	(3)	(2)	—	—	(2)	(3)
Other transfers (to) from FILI, net	12	2	(299)	(15)	—	—	(340)	(28)

Net increase (decrease) in net assets from contract transactions	(37,076)	(17,633)	(2,030)	(2,266)	469	(3,086)	(422)	(5,223)

Total increase (decrease) in net assets	(20,284)	(41,150)	2,707	(5,470)	25,415	(16,793)	5,490	(14,554)

Net Assets:
Beginning of period	180,435	221,585	23,128	28,598	112,871	129,664	14,887	29,441

End of period	$160,151	$180,435	$25,835	$23,128	$138,286	$112,871	$20,376	$14,887

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Discretionary Investor Class		VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$(265)	$(293)	$303	$104	$2,901	$1,749	$1,481	$1,288
Net realized gain (loss) on investments	3,822	30,579	(230)	(173)	2,654	4,914	(503)	(429)
Unrealized appreciation (depreciation)	55,238	(114,677)	1,770	(9,200)	7,988	(66,197)	2,473	(7,339)

Net increase (decrease) in net assets from operations	58,795	(84,391)	1,843	(9,269)	13,543	(59,534)	3,451	(6,480)

Contract Transactions:
Payments received from contract owners	1,174	1,149	35	32	1,806	1,337	47	104
Transfers between sub-accounts and the fixed account, net	12,902	(37,526)	(1,494)	(2,693)	(14,849)	(18,285)	(2,415)	(2,706)
Contract benefits	(20)	(4)	(630)	(561)	(26)	(75)	(1,045)	(1,461)
Contract terminations	(6,599)	(3,883)	(884)	(1,010)	(3,735)	(3,865)	(2,659)	(1,243)
Contract maintenance charges	—	—	(4)	(5)	—	—	(5)	(5)
Other transfers (to) from FILI, net	(10)	—	(65)	(27)	(4)	2	(50)	(292)

Net increase (decrease) in net assets from contract transactions	7,447	(40,264)	(3,042)	(4,264)	(16,808)	(20,886)	(6,127)	(5,603)

Total increase (decrease) in net assets	66,242	(124,655)	(1,199)	(13,533)	(3,265)	(80,420)	(2,676)	(12,083)

Net Assets:
Beginning of period	142,151	266,806	20,813	34,346	140,732	221,152	44,074	56,157

End of period	$208,393	$142,151	$19,614	$20,813	$137,467	$140,732	$41,398	$44,074

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Strategic Income Investor Class		VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class		VIP – Value Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$30,127	$26,754	$(65)	$(95)	$403	$52	$106	$140
Net realized gain (loss) on investments	(6,700)	(5,731)	203	1,317	4,614	27,504	1,438	1,491
Unrealized appreciation (depreciation)	39,885	(124,529)	3,441	(7,394)	61,815	(129,889)	2,928	(3,527)

Net increase (decrease) in net assets from operations	63,312	(103,506)	3,579	(6,172)	66,832	(102,333)	4,472	(1,896)

Contract Transactions:
Payments received from contract owners	3,514	5,304	8	14	1,655	2,664	33	88
Transfers between sub-accounts and the fixed account, net	(41,932)	(39,090)	1,373	(2,361)	669	(29,091)	(3,613)	4,206
Contract benefits	(162)	(256)	(369)	(260)	(185)	(26)	(431)	(461)
Contract terminations	(40,169)	(38,310)	(509)	(357)	(9,880)	(7,974)	(1,133)	(823)
Contract maintenance charges	—	—	(1)	(2)	—	—	(3)	(3)
Other transfers (to) from FILI, net	3	5	(7)	(10)	(14)	4	(113)	(2)

Net increase (decrease) in net assets from contract transactions	(78,746)	(72,347)	495	(2,976)	(7,755)	(34,423)	(5,260)	3,005

Total increase (decrease) in net assets	(15,434)	(175,853)	4,074	(9,148)	59,077	(136,756)	(788)	1,109

Net Assets:
Beginning of period	743,828	919,681	13,459	22,607	249,396	386,152	27,953	26,844

End of period	$728,394	$743,828	$17,533	$13,459	$308,473	$249,396	$27,165	$27,953

(In thousands)	Subaccounts Investing In:

	VIP – Value Investor Class		VIP – Freedom Income Initial Class		VIP – Freedom Income Investor Class		VIP – Freedom 2005 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$2,537	$2,909	$313	$145	$2,670	$1,628	$196	$108
Net realized gain (loss) on investments	12,950	11,440	(38)	362	(1,034)	2,284	(152)	482
Unrealized appreciation (depreciation)	29,537	(28,219)	315	(1,912)	3,075	(15,296)	353	(1,680)

Net increase (decrease) in net assets from operations	45,024	(13,870)	590	(1,405)	4,711	(11,384)	397	(1,090)

Contract Transactions:
Payments received from contract owners	1,606	3,757	19	18	102	384	—	—
Transfers between sub-accounts and the fixed account, net	(28,777)	58,945	104	(570)	(9,598)	(13,619)	(1,085)	(663)
Contract benefits	(192)	(21)	(256)	(99)	(16)	(68)	(99)	(1)
Contract terminations	(10,110)	(5,428)	(376)	(296)	(4,495)	(2,567)	(863)	(309)
Contract maintenance charges	—	—	(1)	(1)	—	—	(1)	(1)
Other transfers (to) from FILI, net	(19)	(14)	(150)	3	1	—	—	(1)

Net increase (decrease) in net assets from contract transactions	(37,492)	57,239	(660)	(945)	(14,006)	(15,870)	(2,048)	(975)

Total increase (decrease) in net assets	7,532	43,369	(70)	(2,350)	(9,295)	(27,254)	(1,651)	(2,065)

Net Assets:
Beginning of period	261,518	218,149	8,983	11,333	69,838	97,092	6,694	8,759

End of period	$269,050	$261,518	$8,913	$8,983	$60,543	$69,838	$5,043	$6,694

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class		VIP – Freedom 2015 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$721	$456	$215	$119	$1,991	$1,240	$419	$250
Net realized gain (loss) on investments	(504)	1,103	400	545	(338)	3,271	55	1,793
Unrealized appreciation (depreciation)	1,118	(5,009)	(4)	(2,106)	3,085	(14,764)	986	(5,418)

Net increase (decrease) in net assets from operations	1,335	(3,450)	611	(1,442)	4,738	(10,253)	1,460	(3,375)

Contract Transactions:
Payments received from contract owners	10	138	1	1	159	403	—	—
Transfers between sub-accounts and the fixed account, net	(1,507)	(3,691)	(1,625)	(194)	(5,944)	(8,833)	(1,920)	(3,193)
Contract benefits	(16)	—	(136)	(127)	(159)	—	(163)	(107)
Contract terminations	(2,908)	(1,246)	(290)	(678)	(4,335)	(2,580)	(621)	(1,054)
Contract maintenance charges	—	—	(1)	(2)	—	—	(2)	(2)
Other transfers (to) from FILI, net	1	(1)	1	1	15	4	4	6

Net increase (decrease) in net assets from contract transactions	(4,420)	(4,800)	(2,050)	(999)	(10,264)	(11,006)	(2,702)	(4,350)

Total increase (decrease) in net assets	(3,085)	(8,250)	(1,439)	(2,441)	(5,526)	(21,259)	(1,242)	(7,725)

Net Assets:
Beginning of period	19,685	27,935	8,050	10,491	57,721	78,980	15,948	23,673

End of period	$16,600	$19,685	$6,611	$8,050	$52,195	$57,721	$14,707	$15,948

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020 Initial Class		VIP – Investor Freedom 2020 Investor Class		VIP – Freedom 2025 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$2,777	$1,796	$402	$243	$5,137	$3,518	$376	$257
Net realized gain (loss) on investments	(619)	6,211	(17)	1,992	(377)	15,314	150	1,589
Unrealized appreciation (depreciation)	6,401	(24,648)	1,470	(6,044)	15,100	(54,971)	1,680	(6,173)

Net increase (decrease) in net assets from operations	8,559	(16,641)	1,855	(3,809)	19,860	(36,139)	2,206	(4,327)

Contract Transactions:
Payments received from contract owners	292	720	38	24	1,333	906	104	62
Transfers between sub-accounts and the fixed account, net	(6,360)	(1,907)	(1,164)	(1,422)	(10,060)	(13,676)	(1,437)	(1,524)
Contract benefits	(17)	(13)	(302)	(287)	(190)	(5)	(24)	(82)
Contract terminations	(10,554)	(6,158)	(736)	(2,160)	(11,576)	(7,756)	(736)	(867)
Contract maintenance charges	—	—	(2)	(3)	—	—	(4)	(4)
Other transfers (to) from FILI, net	—	1	1	(10)	2	13	3	2

Net increase (decrease) in net assets from contract transactions	(16,639)	(7,357)	(2,165)	(3,858)	(20,491)	(20,518)	(2,094)	(2,413)

Total increase (decrease) in net assets	(8,080)	(23,998)	(310)	(7,667)	(631)	(56,657)	112	(6,740)

Net Assets:
Beginning of period	89,652	113,650	17,117	24,784	174,304	230,961	18,872	25,612

End of period	$81,572	$89,652	$16,808	$17,117	$173,673	$174,304	$18,984	$18,872

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class		VIP – Freedom 2035 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$5,470	$4,227	$349	$258	$7,209	$5,718	$—	$—
Net realized gain (loss) on investments	1,241	19,599	277	1,741	3,679	25,390	—	—
Unrealized appreciation (depreciation)	19,832	(71,364)	2,129	(6,630)	32,766	(97,939)	—	—

Net increase (decrease) in net assets from operations	26,543	(47,538)	2,755	(4,631)	43,654	(66,831)	—	—

Contract Transactions:
Payments received from contract owners	1,836	3,109	32	204	4,644	7,214	—	—
Transfers between sub-accounts and the fixed account, net	(17,450)	(19,572)	(940)	(495)	(18,588)	(3,468)	83	—
Contract benefits	(168)	—	(47)	(41)	(20)	—	—	—
Contract terminations	(18,130)	(10,460)	(1,260)	(496)	(19,896)	(8,262)	—	—
Contract maintenance charges	—	—	(6)	(7)	—	—	—	—
Other transfers (to) from FILI, net	2	(1)	1	3	19	6	(8)	—

Net increase (decrease) in net assets from contract transactions	(33,910)	(26,924)	(2,220)	(832)	(33,841)	(4,510)	75	—

Total increase (decrease) in net assets	(7,367)	(74,462)	535	(5,463)	9,813	(71,341)	75	—

Net Assets:
Beginning of period	215,949	290,411	21,148	26,611	319,483	390,824	—	—

End of period	$208,582	$215,949	$21,683	$21,148	$329,296	$319,483	$75	$—

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2035 Investor Class		VIP – Freedom 2040 Initial Class		VIP – Investor Freedom 2040 Investor Class		VIP – Freedom 2045 Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$72	$—	$1	$—	$64	$—	$—	$—
Net realized gain (loss) on investments	16	—	—	—	1	—	—	—
Unrealized appreciation (depreciation)	229	—	4	—	299	—	—	—

Net increase (decrease) in net assets from operations	317	—	5	—	364	—	—	—

Contract Transactions:
Payments received from contract owners	1,066	—	44	—	223	—	—	—
Transfers between sub-accounts and the fixed account, net	3,649	—	26	—	4,875	—	2	—
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	—	—	—	—	(3)	—	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	—	—	8	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	4,715	—	78	—	5,095	—	2	—

Total increase (decrease) in net assets	5,032	—	83	—	5,459	—	2	—

Net Assets:
Beginning of period	—	—	—	—	—	—	—	—

End of period	$5,032	$—	$83	$—	$5,459	$—	$2	$—

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2045 Investor Class		VIP – Freedom 2050 Initial Class		VIP – Investor Freedom 2050 Investor Class		VIP – Freedom Lifetime Income I

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$17	$—	$—	$—	$16	$—	$293	$146
Net realized gain (loss) on investments	4	—	(1)	—	1	—	(57)	371
Unrealized appreciation (depreciation)	80	—	1	—	96	—	322	(1,765)

Net increase (decrease) in net assets from operations	101	—	—	—	113	—	558	(1,248)

Contract Transactions:
Payments received from contract owners	6	—	—	—	133	—	—	—
Transfers between sub-accounts and the fixed account, net	1,512	—	16	—	1,526	—	(130)	—
Contract benefits	—	—	—	—	—	—	(725)	(759)
Contract terminations	—	—	(2)	—	—	—	(18)	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	(1)	—	1	—	—	—	(16)	77

Net increase (decrease) in net assets from contract transactions	1,517	—	15	—	1,659	—	(889)	(683)

Total increase (decrease) in net assets	1,618	—	15	—	1,772	—	(331)	(1,931)

Net Assets:
Beginning of period	—	—	—	—	—	—	8,213	10,144

End of period	$1,618	$—	$15	$—	$1,772	$—	$7,882	$8,213

(In thousands)	Subaccounts Investing In:

	VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$807	$421	$632	$393	$47	$4	$2,095	$1,580
Net realized gain (loss) on investments	(45)	1,939	80	2,518	(116)	4,076	(1,179)	51,508
Unrealized appreciation (depreciation)	1,442	(6,865)	2,240	(8,323)	3,652	(8,936)	46,626	(111,309)

Net increase (decrease) in net assets from operations	2,204	(4,505)	2,952	(5,412)	3,583	(4,856)	47,542	(58,221)

Contract Transactions:
Payments received from contract owners	—	—	—	—	16	10	875	1,499
Transfers between sub-accounts and the fixed account, net	—	(13)	—	(257)	558	(1,175)	8,189	(21,604)
Contract benefits	(1,907)	(2,107)	(1,814)	(1,990)	(467)	(511)	(174)	(89)
Contract terminations	—	(48)	(362)	(61)	(624)	(658)	(10,269)	(5,493)
Contract maintenance charges	—	—	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	(246)	(110)	(32)	(41)	(31)	(117)	5	—

Net increase (decrease) in net assets from contract transactions	(2,153)	(2,278)	(2,208)	(2,349)	(551)	(2,454)	(1,374)	(25,687)

Total increase (decrease) in net assets	51	(6,783)	744	(7,761)	3,032	(7,310)	46,168	(83,908)

Net Assets:
Beginning of period	25,424	32,207	25,630	33,391	19,171	26,481	242,903	326,811

End of period	$25,475	$25,424	$26,374	$25,630	$22,203	$19,171	$289,071	$242,903

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 20% Investor Class		VIP – FundsManager 30% Investor Class		VIP – FundsManager 40% Investor Class		VIP – FundsManager 50% Investor Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$23,414	$16,073	$101	$—	$158	$—	$37,089	$29,845
Net realized gain (loss) on investments	(7,331)	52,238	(9)	—	22	—	(4,408)	290,285
Unrealized appreciation (depreciation)	36,795	(156,457)	174	—	390	—	162,504	(598,943)

Net increase (decrease) in net assets from operations	52,878	(88,146)	266	—	570	—	195,185	(278,813)

Contract Transactions:
Payments received from contract owners	3,425	10,904	50	—	85	—	12,588	15,930
Transfers between sub-accounts and the fixed account, net	(54,824)	(32,171)	4,867	—	11,353	—	(50,370)	(5,698)
Contract benefits	(3,391)	(3,855)	—	—	—	—	(14,032)	(14,262)
Contract terminations	(61,303)	(57,589)	(3)	—	(75)	—	(90,449)	(69,430)
Contract maintenance charges	(6)	(6)	—	—	—	—	(8)	(9)
Other transfers (to) from FILI, net	(146)	166	—	—	—	—	311	(253)

Net increase (decrease) in net assets from contract transactions	(116,245)	(82,551)	4,915	—	11,363	—	(141,960)	(73,722)

Total increase (decrease) in net assets	(63,367)	(170,697)	5,180	—	11,933	—	53,225	(352,535)

Net Assets:
Beginning of period	739,367	910,064	—	—	—	—	1,616,880	1,969,415

End of period	$676,000	$739,367	$5,180	$—	$11,933	$—	$1,670,105	$1,616,880

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class		VIP – Consumer Staples Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$35,067	$25,636	$31,382	$24,032	$8,685	$5,214	$191	$202
Net realized gain (loss) on investments	(4,397)	347,772	3,001	316,900	1,400	123,387	475	1,307
Unrealized appreciation (depreciation)	215,198	(733,121)	217,764	(657,569)	91,066	(249,054)	(286)	(1,951)

Net increase (decrease) in net assets from operations	245,868	(359,713)	252,147	(316,637)	101,151	(120,453)	380	(442)

Contract Transactions:
Payments received from contract owners	12,821	18,247	19,182	34,398	8,190	10,593	10	2
Transfers between sub-accounts and the fixed account, net	1,050	10,226	26,370	21,593	25,453	15,654	(3,748)	3,706
Contract benefits	(12,581)	(13,418)	(6,380)	(5,182)	(3,275)	(3,851)	(762)	(343)
Contract terminations	(130,637)	(111,866)	(94,794)	(59,182)	(26,450)	(11,229)	(864)	(667)
Contract maintenance charges	(5)	(8)	(6)	(8)	(4)	(4)	(4)	(4)
Other transfers (to) from FILI, net	70	(11)	(158)	(750)	(440)	18	(79)	40

Net increase (decrease) in net assets from contract transactions	(129,282)	(96,830)	(55,786)	(9,131)	3,474	11,181	(5,447)	2,734

Total increase (decrease) in net assets	116,586	(456,543)	196,361	(325,768)	104,625	(109,272)	(5,067)	2,292

Net Assets:
Beginning of period	1,873,698	2,330,241	1,653,954	1,979,722	577,652	686,925	21,674	19,382

End of period	$1,990,284	$1,873,698	$1,850,315	$1,653,954	$682,277	$577,653	$16,607	$21,674

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Staples Investor Class		VIP – Materials Initial Class		VIP – Materials Investor Class		VIP – Communication Services Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$3,853	$3,610	$56	$36	$740	$673	$(114)	$(79)
Net realized gain (loss) on investments	5,297	14,645	(28)	663	(448)	1,899	348	1,188
Unrealized appreciation (depreciation)	(3,104)	(21,299)	692	(2,951)	4,158	(13,863)	5,122	(6,313)

Net increase (decrease) in net assets from operations	6,046	(3,044)	720	(2,252)	4,450	(11,291)	5,356	(5,204)

Contract Transactions:
Payments received from contract owners	1,179	2,285	3	24	198	1,130	81	17
Transfers between sub-accounts and the fixed account, net	(25,098)	33,195	(2,320)	(1,603)	(13,862)	(1,027)	8,032	(3,349)
Contract benefits	(240)	(387)	(267)	(234)	(23)	(83)	(334)	(295)
Contract terminations	(7,412)	(5,721)	(545)	(786)	(2,205)	(1,317)	(425)	(272)
Contract maintenance charges	—	—	(4)	(5)	—	—	(2)	(2)
Other transfers (to) from FILI, net	4	6	13	(55)	(1)	—	76	32

Net increase (decrease) in net assets from contract transactions	(31,567)	29,378	(3,120)	(2,659)	(15,893)	(1,297)	7,428	(3,869)

Total increase (decrease) in net assets	(25,521)	26,334	(2,400)	(4,911)	(11,443)	(12,588)	12,784	(9,073)

Net Assets:
Beginning of period	244,656	218,322	13,443	18,354	74,749	87,337	7,049	16,122

End of period	$219,135	$244,656	$11,043	$13,443	$63,306	$74,749	$19,833	$7,049

(In thousands)	Subaccounts Investing In:

	VIP – Communication Services Investor Class		VIP – Emerging Markets Initial Class		VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$(183)	$(133)	$112	$84	$2,122	$1,665	$736	$287
Net realized gain (loss) on investments	3,505	7,575	(276)	(361)	(1,099)	(2,782)	56	(59)
Unrealized appreciation (depreciation)	42,957	(50,424)	750	(2,208)	7,952	(28,201)	274	(412)

Net increase (decrease) in net assets from operations	46,279	(42,982)	586	(2,485)	8,975	(29,318)	1,066	(184)

Contract Transactions:
Payments received from contract owners	795	427	5	23	666	1,237	37	—
Transfers between sub-accounts and the fixed account, net	54,202	(18,757)	(551)	(74)	(5,789)	(4,073)	5,221	590
Contract benefits	(98)	(39)	(98)	(470)	(42)	(23)	(162)	(138)
Contract terminations	(3,523)	(1,375)	(186)	(133)	(3,580)	(3,067)	(336)	(152)
Contract maintenance charges	—	—	(1)	(1)	—	—	(2)	(2)
Other transfers (to) from FILI, net	—	2	15	(28)	4	7	(3)	1

Net increase (decrease) in net assets from contract transactions	51,376	(19,742)	(816)	(683)	(8,741)	(5,919)	4,755	299

Total increase (decrease) in net assets	97,655	(62,724)	(230)	(3,168)	234	(35,237)	5,821	115

Net Assets:
Beginning of period	61,385	124,109	8,731	11,899	107,372	142,609	8,343	8,228

End of period	$159,040	$61,385	$8,501	$8,731	$107,606	$107,372	$14,164	$8,343

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class		VIP – Total Market Index Initial Class		VIP – Extended Market Index Initial Class

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$16,593	$8,610	$9,260	$5,714	$4,901	$5,699	$1,834	$1,483
Net realized gain (loss) on investments	615	(865)	424	(2,202)	14,583	21,567	261	5,006
Unrealized appreciation (depreciation)	8,277	(10,231)	10,577	(56,866)	104,779	(126,649)	16,782	(32,072)

Net increase (decrease) in net assets from operations	25,485	(2,486)	20,261	(53,354)	124,263	(99,383)	18,877	(25,583)

Contract Transactions:
Payments received from contract owners	3,692	3,817	3,902	2,625	6,954	6,586	1,343	1,892
Transfers between sub-accounts and the fixed account, net	30,506	8,354	64,491	14,499	68,302	67,347	(4,036)	4,070
Contract benefits	(99)	(194)	(326)	(594)	(492)	(1,001)	(59)	(136)
Contract terminations	(10,238)	(9,398)	(17,719)	(15,165)	(17,467)	(8,468)	(3,034)	(2,309)
Contract maintenance charges	—	—	(3)	(2)	(4)	(3)	(1)	(1)
Other transfers (to) from FILI, net	—	1	26	16	125	(3)	8	12

Net increase (decrease) in net assets from contract transactions	23,861	2,580	50,371	1,379	57,418	64,458	(5,779)	3,528

Total increase (decrease) in net assets	49,346	94	70,632	(51,975)	181,681	(34,925)	13,098	(22,055)

Net Assets:
Beginning of period	208,260	208,166	364,893	416,868	453,695	488,620	118,665	140,720

End of period	$257,606	$208,260	$435,525	$364,893	$635,376	$453,695	$131,763	$118,665

(In thousands)	Subaccounts Investing In:

	VIP – International Index Initial Class		VIF – Emerging Markets Equity Class I		VIF – Emerging Markets Debt Class I		VIF – Global Strategist – Class II

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$7,027	$4,710	$459	$2	$5,659	$5,330	$290	$(88)
Net realized gain (loss) on investments	2,037	1,319	(116)	3,452	(1,180)	(1,888)	193	3,729
Unrealized appreciation (depreciation)	28,386	(45,148)	3,775	(18,395)	2,577	(20,880)	2,304	(8,429)

Net increase (decrease) in net assets from operations	37,450	(39,119)	4,118	(14,941)	7,056	(17,438)	2,787	(4,788)

Contract Transactions:
Payments received from contract owners	2,842	2,242	139	194	185	318	68	126
Transfers between sub-accounts and the fixed account, net	25,710	26,398	(3,443)	(5,021)	(2,957)	(7,720)	(949)	(1,099)
Contract benefits	(608)	(185)	(272)	(441)	(198)	(150)	(228)	(271)
Contract terminations	(6,936)	(5,165)	(1,115)	(1,564)	(2,782)	(2,823)	(518)	(674)
Contract maintenance charges	(1)	(1)	(3)	(3)	(1)	(2)	(1)	(1)
Other transfers (to) from FILI, net	42	(6)	(36)	(20)	6	(2)	(3)	16

Net increase (decrease) in net assets from contract transactions	21,049	23,283	(4,730)	(6,855)	(5,747)	(10,379)	(1,631)	(1,903)

Total increase (decrease) in net assets	58,499	(15,836)	(612)	(21,796)	1,309	(27,817)	1,156	(6,691)

Net Assets:
Beginning of period	224,978	240,814	38,859	60,655	66,543	94,360	21,321	28,012

End of period	$283,477	$224,978	$38,247	$38,859	$67,852	$66,543	$22,477	$21,321

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	Invesco – V.I. Global Core Equity Series I		Allspring – VT Discovery SMID Cap Growth Class 2		Allspring – VT Opportunity Class 2		Lazard – Retirement Emerging Markets Portfolio – Investor

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$44	$(12)	$(184)	$(211)	$(164)	$(167)	$3,051	$2,075
Net realized gain (loss) on investments	303	1,670	150	8,781	1,794	3,906	43	(1,423)
Unrealized appreciation (depreciation)	4,004	(7,675)	3,946	(23,097)	2,939	(9,309)	9,405	(11,890)

Net increase (decrease) in net assets from operations	4,351	(6,017)	3,912	(14,527)	4,569	(5,570)	12,499	(11,238)

Contract Transactions:
Payments received from contract owners	54	145	—	—	—	—	130	100
Transfers between sub-accounts and the fixed account, net	30	604	(1,783)	(727)	(421)	(423)	(2,529)	(688)
Contract benefits	(193)	(229)	(578)	(473)	(340)	(771)	(369)	(250)
Contract terminations	(711)	(641)	(797)	(1,323)	(595)	(793)	(1,619)	(1,142)
Contract maintenance charges	(1)	(1)	(5)	(6)	(2)	(2)	(1)	(1)
Other transfers (to) from FILI, net	21	(6)	(14)	(102)	(4)	203	(23)	(2)

Net increase (decrease) in net assets from contract transactions	(800)	(128)	(3,177)	(2,631)	(1,362)	(1,786)	(4,411)	(1,983)

Total increase (decrease) in net assets	3,551	(6,145)	735	(17,158)	3,207	(7,356)	8,088	(13,221)

Net Assets:
Beginning of period	20,821	26,966	21,547	38,705	18,446	25,802	57,667	70,888

End of period	$24,372	$20,821	$22,282	$21,547	$21,653	$18,446	$65,755	$57,667

(In thousands)	Subaccounts Investing In:

	PVIT – Commodity Real Return – Strategy Portfolio – Administrative		PVIT – Low Duration Portfolio – Administrative		PVIT – Real Return Portfolio – Administrative		PVIT – Total Return Portfolio – Administrative

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$7,885	$19,805	$9,840	$4,663	$4,720	$14,362	$12,526	$10,323
Net realized gain (loss) on investments	(12,953)	(187)	(4,465)	(2,643)	(5,321)	(3,214)	(6,207)	(8,971)
Unrealized appreciation (depreciation)	317	(22,380)	7,841	(22,988)	6,299	(39,283)	14,061	(73,582)

Net increase (decrease) in net assets from operations	(4,751)	(2,762)	13,216	(20,968)	5,698	(28,135)	20,380	(72,230)

Contract Transactions:
Payments received from contract owners	108	3,811	793	1,131	389	2,836	1,947	2,799
Transfers between sub-accounts and the fixed account, net	(35,550)	36,393	(30,462)	(14,924)	(16,188)	(26,002)	(10,496)	(34,879)
Contract benefits	(127)	(194)	(317)	(1,339)	(348)	(234)	(279)	(665)
Contract terminations	(3,197)	(1,804)	(23,115)	(22,589)	(14,203)	(8,896)	(27,137)	(24,089)
Contract maintenance charges	—	—	(2)	(2)	(1)	(1)	(2)	(2)
Other transfers (to) from FILI, net	(110)	(127)	(24)	(42)	24	(28)	(34)	(9)

Net increase (decrease) in net assets from contract transactions	(38,876)	38,079	(53,127)	(37,765)	(30,327)	(32,325)	(36,001)	(56,845)

Total increase (decrease) in net assets	(43,627)	35,317	(39,911)	(58,733)	(24,629)	(60,460)	(15,621)	(129,075)

Net Assets:
Beginning of period	75,099	39,782	312,292	371,025	182,717	243,177	386,121	515,196

End of period	$31,472	$75,099	$272,381	$312,292	$158,088	$182,717	$370,500	$386,121

See accompanying notes which are an integral part of the financial statements.

50	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2023 and 2022

(In thousands)	Subaccounts Investing In:

	Blackrock – Global Allocation V.I. Fund – Class I		FTVIP – Templeton Global Bond Fund – Class 2		FTVIP – Franklin US Government Securities Fund – Class 2

	12/31/23	12/31/22	12/31/23	12/31/22	12/31/23	12/31/22
Operations:
Net investment income (loss)	$2,685	$(322)	$(88)	$(97)	$1,198	$1,201
Net realized gain (loss) on investments	(2,114)	893	(2,364)	(3,056)	(799)	(3,022)
Unrealized appreciation (depreciation)	16,720	(31,043)	3,430	391	1,525	(5,158)

Net increase (decrease) in net assets from operations	17,291	(30,472)	978	(2,762)	1,924	(6,979)

Contract Transactions:
Payments received from contract owners	655	828	108	181	113	344
Transfers between sub-accounts and the fixed account, net	(11,497)	(8,705)	(1,883)	(4,683)	2,618	(17,692)
Contract benefits	(78)	(187)	(97)	(121)	(599)	(274)
Contract terminations	(5,907)	(4,544)	(2,105)	(1,746)	(4,050)	(5,930)
Contract maintenance charges	(1)	(1)	(1)	—	(1)	(1)
Other transfers (to) from FILI, net	7	12	4	(1)	7	(43)

Net increase (decrease) in net assets from contract transactions	(16,821)	(12,597)	(3,974)	(6,370)	(1,912)	(23,596)

Total increase (decrease) in net assets	470	(43,069)	(2,996)	(9,132)	12	(30,575)

Net Assets:
Beginning of period	148,964	192,033	45,582	54,714	49,703	80,278

End of period	$149,434	$148,964	$42,586	$45,582	$49,715	$49,703

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (“FILI”) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. FILI is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP - Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP - Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF - Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

During	2023, the following underlying funds were renamed:

Old Name	New Name

Allspring VT Discovery Fund	Allspring - VT Discovery SMID Cap Growth Class 2

VIP Financial Services Initial Class	VIP - Financials Initial Class

VIP Financial Services Investor Class	VIP - Financials Investor Class

During	2023, the following underlying funds were added and commenced operations effective May 1, 2023:

VIP - Freedom 2035 Initial Class	VIP - Investor Freedom 2035 Investor Class

VIP - Freedom 2040 Initial Class	VIP - Investor Freedom 2040 Investor Class

VIP - Freedom 2045 Initial Class	VIP - Investor Freedom 2045 Investor Class

VIP - Freedom 2050 Initial Class	VIP - Investor Freedom 2050 Investor Class

VIP - FundsManager 30% Investor Class	VIP - FundsManager 40% Investor Class

As of December 31, 2023, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $64,335,631 and 1,065,431 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

52	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“the Code”).

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

53	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2023 or 2022. The Account had no Level 3 activity during 2023 or 2022.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2023 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc. (“FIIS”), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2021 were .045% to .780% depending on the fund.

54	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2023:

	Purchases (000s)	Sales (000s)

VIP - Government Money Market Initial Class	$93,885	$125,342

VIP - Government Money Market Investor Class	971,373	554,252

VIP - High Income Initial Class	4,925	8,244

VIP - High Income Investor Class	73,445	81,827

VIP - Equity Income Initial Class	19,817	40,591

VIP - Equity Income Investor Class	83,025	69,176

VIP - Growth Initial Class	35,251	50,742

VIP - Growth Investor Class	161,808	55,128

VIP - Overseas Initial Class	1,894	7,019

VIP - Overseas Investor Class	24,180	27,667

VIP - Investment Grade Bond Initial Class	6,709	16,579

VIP - Investment Grade Bond Investor Class	83,489	91,628

VIP - Asset Manager Initial Class	6,094	20,040

VIP - Asset Manager Investor Class	9,435	23,336

VIP - Index 500	413,780	231,853

VIP - Asset Manager Growth Initial Class	1,826	8,170

VIP - Asset Manager Growth Investor Class	13,694	19,437

VIP - Contrafund Initial Class	43,305	91,384

VIP - Contrafund Investor Class	159,383	150,468

VIP - Balanced Initial Class	13,214	20,777

VIP - Balanced Investor Class	287,776	303,679

VIP - Dynamic Capital Appreciation Initial Class	2,838	3,224

VIP - Dynamic Cap App Investor Class	24,494	16,865

VIP - Growth & Income Initial Class	9,226	13,809

VIP - Growth & Income Investor Class	61,162	49,569

VIP - Growth Opportunities Initial Class	6,885	17,443

VIP - Growth Opportunities Investor Class	71,682	84,734

VIP - Mid Cap Initial Class	10,025	32,134

VIP - Mid Cap Investor Class	44,112	89,395

VIP - Value Strategies Initial Class	5,707	10,832

VIP - Value Strategies Investor Class	37,290	53,309

VIP - Utilities Initial Class	3,179	11,784

VIP - Utilities Investor Class	32,472	78,751

VIP - Technology Initial Class	75,110	36,859

VIP - Technology Investor Class	313,201	102,768

VIP - Energy Initial Class	25,089	68,727

VIP - Energy Investor Class	54,318	186,342

VIP - Health Care Initial Class	1,800	20,855

VIP - Heath Care Investor Class	24,160	124,576

VIP - Financials Initial Class (8)	4,775	10,783

VIP - Financials Investor Class (8)	39,291	64,949

VIP - Industrials Initial Class	2,179	4,302

VIP - Industrials Investor Class	22,620	22,054

VIP - Consumer Discretionary Initial Class	4,487	5,056

VIP - Consumer Discretionary Investor Class	47,076	39,893

VIP - Real Estate Initial Class	2,045	3,903

VIP - Real Estate Investor Class	19,832	27,799

VIP - Strategic Income Initial Class	3,897	8,548

55	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Strategic Income Investor Class	$59,197	$107,817

VIP - International Capital Appreciation Initial Class	2,947	2,524

VIP - International Capital Appreciation Investor Class	33,728	41,079

VIP - Value Initial Class	3,671	7,913

VIP - Value Investor Class	35,674	61,654

VIP - Freedom Income Initial Class	890	1,246

VIP - Freedom Income Investor Class	6,127	17,463

VIP - Freedom 2005 Initial Class	372	2,224

VIP - Investor Freedom 2005 Investor Class	1,135	4,834

VIP - Freedom 2010 Initial Class	885	2,179

VIP - Investor Freedom 2010 Investor Class	3,277	11,549

VIP - Freedom 2015 Initial Class	962	2,928

VIP - Investor Freedom 2015 Investor Class	5,722	19,583

VIP - Freedom 2020 Initial Class	1,174	2,828

VIP - Investor Freedom 2020 Investor Class	11,261	26,615

VIP - Freedom 2025 Initial Class	2,171	3,889

VIP - Investor Freedom 2025 Investor Class	10,514	38,954

VIP - Freedom 2030 Initial Class	2,570	4,441

VIP - Investor Freedom 2030 Investor Class	24,430	51,063

VIP - Freedom 2035 Initial Class (9)	83	—

VIP - Investor Freedom 2035 Investor Class (9)	6,931	2,142

VIP - Freedom 2040 Initial Class (9)	71	—

VIP - Investor Freedom 2040 Investor Class (9)	5,206	46

VIP - Freedom 2045 Initial Class (9)	2	—

VIP - Investor Freedom 2045 Investor Class (9)	1,636	101

VIP - Freedom 2050 Initial Class (9)	41	27

VIP - Investor Freedom 2050 Investor Class (9)	1,681	5

VIP - Freedom Lifetime Income I	431	1,060

VIP - Freedom Lifetime Income II	960	2,319

VIP - Freedom Lifetime Income III	863	2,456

VIP - Disciplined Small Cap Initial Class	3,779	4,272

VIP - Disciplined Small Cap Investor Class	43,256	42,536

VIP - Funds Manager 20% Investor Class	45,924	138,787

VIP - FundsManager 30% Investor Class (9)	5,396	381

VIP - FundsManager 40% Investor Class (9)	11,936	415

VIP - Funds Manager 50% Investor Class	76,031	180,970

VIP - Funds Manager 60% Investor Class	103,494	197,907

VIP - Funds Manager 70% Investor Class	111,384	135,764

VIP - Funds Manager 85% Investor Class	67,535	55,394

VIP - Consumer Staples Initial Class	2,621	7,654

VIP - Consumer Staples Investor Class	30,628	55,362

VIP - Materials Initial Class	1,495	4,535

VIP - Materials Investor Class	15,123	30,145

VIP - Communication Services Initial Class	10,352	3,036

VIP - Communication Services Investor Class	76,596	25,403

VIP - Emerging Markets Initial Class	2,854	3,562

VIP - Emerging Markets Investor Class	21,526	28,146

VIP - Floating Rate High Income Initial Class	8,224	2,738

VIP - Floating Rate High Income Investor Class	93,782	53,327

VIP - Bond Index Initial Class	109,152	49,526

VIP - Total Market Index Initial Class	125,622	63,304

56	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Extended Market Index Initial Class	$26,962	$30,911

VIP - International Index Initial Class	51,879	23,808

VIF - Emerging Markets Equity Class I	3,832	7,408

VIF - Emerging Markets Debt Class I	13,725	13,810

VIF - Global Strategist Class II	2,237	3,584

Invesco - V.I. global Core Equity Series I	2,940	3,683

Allspring - VT Discovery SMID Cap Growth Class 2 (7)(8)	58	3,425

Allspring - VT Opportunity Class 2 (7)(8)	1,743	1,572

Lazard - Retirement Emerging Markets Portfolio – Investor	7,120	8,482

PVIT - Commodity Real Return – Strategy Portfolio – Administrative	10,791	41,780

PVIT - Low Duration Portfolio – Administrative	35,595	78,880

PVIT - Real Return Portfolio – Administrative	13,538	39,143

PVIT - Total Return Portfolio – Administrative	34,792	58,266

BlackRock - Global Allocation V.I. Fund – Class I	7,528	21,661

FTVIP - Templeton Global Bond Fund – Class 2	4,279	8,343

FTVIP - Franklin U.S. Government Securities Fund – Class 2	15,736	16,450

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2023:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Government Money Market Initial Class	234,136	$234,136	$1.00

VIP - Government Money Market Investor Class	2,742,530	2,742,530	1.00

VIP - High Income Initial Class	11,490	142,328	4.60

VIP - High Income Investor Class	64,641	381,660	4.56

VIP - Equity Income Initial Class	14,951	380,823	24.85

VIP - Equity Income Investor Class	22,069	557,506	24.65

VIP - Growth Initial Class	7,195	537,615	93.10

VIP - Growth Investor Class	10,188	879,552	92.30

VIP - Overseas Initial Class	2,538	66,533	25.82

VIP - Overseas Investor Class	8,682	217,219	25.71

VIP - Investment Grade Bond Initial Class	10,346	141,347	11.17

VIP - Investment Grade Bond Investor Class	61,176	821,397	11.11

VIP - Asset Manager Initial Class	10,283	175,161	15.64

VIP - Asset Manager Investor Class	13,239	221,470	15.51

VIP - Index 500 Initial Class	11,209	3,461,552	461.79

VIP - Asset Manager Growth Initial Class	2,765	51,830	21.41

VIP - Asset Manager Growth Investor Class	5,977	123,549	21.24

VIP - Contrafund Initial Class	21,834	805,901	48.63

VIP - Contrafund Investor Class	42,655	1,728,289	48.20

VIP - Balanced Initial Class	7,996	156,021	22.32

VIP - Balanced Investor Class	164,636	3,208,363	22.06

VIP - Dynamic Capital Appreciation Initial Class	1,339	20,269	16.77

VIP - Dynamic Capital Appreciation Investor Class	10,324	161,179	16.71

VIP - Growth & Income Initial Class	4,675	100,354	27.04

VIP - Growth & Income Investor Class	12,732	309,156	26.87

VIP - Growth Opportunities Initial Class	2,820	170,646	59.76

VIP - Growth Opportunities Investor Class	15,341	972,574	59.07

VIP - Mid Cap Initial Class	7,089	257,140	36.44

VIP - Mid Cap Investor Class	16,180	607,545	36.10

57	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Value Strategies Initial Class	2,625	$42,490	$16.55

VIP - Value Strategies Investor Class	12,006	197,212	16.38

VIP - Utilities Initial Class	1,171	24,488	20.23

VIP - Utilities Investor Class	7,899	164,368	20.07

VIP - Technology Initial Class	8,199	225,076	32.11

VIP - Technology Investor Class	49,604	1,308,041	31.46

VIP - Energy Initial Class	1,802	50,482	24.73

VIP - Energy Investor Class	9,752	251,749	24.67

VIP - Health Care Initial Class	2,747	90,501	34.27

VIP - Heath Care Investor Class	19,986	659,189	33.85

VIP - Financials Initial Class (8)	1,434	22,866	15.02

VIP - Financials Investor Class (8)	10,734	168,767	14.92

VIP - Industrials Initial Class	1,154	25,699	22.40

VIP - Industrials Investor Class	6,243	139,726	22.15

VIP - Consumer Discretionary Initial Class	610	19,421	33.40

VIP - Consumer Discretionary Investor Class	6,273	200,019	33.22

VIP - Real Estate Initial Class	1,137	28,180	17.25

VIP - Real Estate Investor Class	8,025	174,569	17.13

VIP - Strategic Income Initial Class	3,949	46,783	10.48

VIP - Strategic Income Investor Class	69,770	821,347	10.44

VIP - International Capital Appreciation Initial Class	827	16,651	21.20

VIP - International Capital Appreciation Investor Class	14,689	291,151	21.00

VIP - Value Initial Class	1,421	26,170	19.11

VIP - Value Investor Class	14,116	258,039	19.06

VIP - Freedom Income Initial Class	812	9,621	10.97

VIP - Freedom Income Investor Class	5,580	67,774	10.85

VIP - Freedom 2005 Initial Class	442	5,563	11.40

VIP - Investor Freedom 2005 Investor Class	1,538	19,089	10.79

VIP - Freedom 2010 Initial Class	583	7,727	11.33

VIP - Investor Freedom 2010 Investor Class	4,405	57,216	11.85

VIP - Freedom 2015 Initial Class	1,280	16,827	11.49

VIP - Investor Freedom 2015 Investor Class	6,890	88,438	11.84

VIP - Freedom 2020 Initial Class	1,345	18,726	12.50

VIP - Investor Freedom 2020 Investor Class	14,006	184,957	12.40

VIP - Freedom 2025 Initial Class	1,251	19,600	15.17

VIP - Investor Freedom 2025 Investor Class	14,909	215,209	13.99

VIP - Freedom 2030 Initial Class	1,412	21,594	15.36

VIP - Investor Freedom 2030 Investor Class	23,012	331,613	14.31

VIP - Freedom 2035 Initial Class (9)	3	83	25.99

VIP - Investor Freedom 2035 Investor Class (9)	471	4,803	10.69

VIP - Freedom 2040 Initial Class (9)	3	71	24.91

VIP - Investor Freedom 2040 Investor Class (9)	503	5,160	10.86

VIP - Freedom 2045 Initial Class (9)	—	2	25.21

VIP - Investor Freedom 2045 Investor Class (9)	148	1,538	10.91

VIP - Freedom 2050 Initial Class (9)	1	14	22.77

VIP - Investor Freedom 2050 Investor Class (9)	162	1,676	10.92

VIP - Freedom Lifetime Income I Initial Class	766	8,603	10.26

VIP - Freedom Lifetime Income II Initial Class	2,181	26,720	11.67

VIP - Freedom Lifetime Income III Initial Class	2,071	26,185	12.72

VIP - Disciplined Small Cap Initial Class	1,363	24,760	16.30

VIP - Disciplined Small Cap Investor Class	17,844	309,003	16.20

VIP - Funds Manager 20% Investor Class	64,623	744,497	10.46

58	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Funds Manager 30% Investor Class (9)	504	$5,006	$10.27

VIP - Funds Manager 40% Investor Class (9)	1,146	11,543	10.41

VIP - Funds Manager 50% Investor Class	146,881	1,829,435	11.37

VIP - Funds Manager 60% Investor Class	205,170	2,291,372	9.70

VIP - Funds Manager 70% Investor Class	151,913	1,932,048	12.18

VIP - Funds Manager 85% Investor Class	56,057	722,572	12.17

VIP - Consumer Staples Initial Class	856	17,051	19.40

VIP - Consumer Staples Investor Class	11,360	222,678	19.29

VIP - Materials Initial Class	642	11,511	17.20

VIP - Materials Investor Class	3,681	65,933	17.20

VIP - Communication Services Initial Class	1,109	18,803	17.88

VIP - Communication Services Investor Class	8,990	151,376	17.69

VIP - Emerging Markets Initial Class	803	11,332	10.58

VIP - Emerging Markets Investor Class	10,219	142,636	10.53

VIP - Floating Rate High Income Initial Class	1,438	14,433	9.85

VIP - Floating Rate High Income Investor Class	26,153	262,978	9.85

VIP - Bond Index Initial Class	45,038	489,650	9.67

VIP - Total Market Index Initial Class	36,812	556,706	17.26

VIP - Extended Market Index Initial Class	10,183	139,408	12.94

VIP - International Index Initial Class	26,718	282,025	10.61

VIF - Emerging Markets Equity Class I	2,966	67,057	12.90

VIF - Emerging Markets Debt Class I	12,337	112,442	5.50

VIF - Global Strategist Class II	2,622	34,043	8.57

Invesco - V.I. Global Core Equity Series I	2,520	26,458	9.67

Allspring - VT Discovery SMID Cap Growth Class 2 (7)(8)	1,088	32,946	20.46

Allspring - VT Opportunity Class 2 (7)(8)	833	22,903	25.99

Lazard - Retirement Emerging Markets Portfolio – Investor	3,193	80,776	20.59

PVIT - Commodity Real Return – Strategy Portfolio – Administrative	5,882	63,757	5.35

PVIT - Low Duration Portfolio – Administrative	28,373	303,287	9.60

PVIT - Real Return Portfolio – Administrative	13,663	199,058	11.57

PVIT - Total Return Portfolio – Administrative	40,360	466,941	9.18

BlackRock - Global Allocation V.I. Fund – Class I	9,224	167,377	16.20

FTVIP - Templeton Global Bond Fund – Class 2	3,317	65,672	12.84

FTVIP - Franklin U.S. Government Securities Fund – Class 2	4,799	61,856	10.36

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Government Money Market Initial Class

Units Issued	6,593	10,436	151	383	—	—	—	—

Units Redeemed	(8,446)	(8,125)	(227)	(385)	—	—	—	—

Net Increase (Decrease)	(1,853)	2,311	(76)	(2)	—	—	—	—

59	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Government Money Market Investor Class

Units Issued	—	—	—	—	241,589	296,844	15	52

Units Redeemed	—	—	—	—	(215,064)	(246,516)	(2)	(44)

Net Increase (Decrease)	—	—	—	—	26,525	50,328	13	8

VIP - High Income Initial Class

Units Issued	46	27	—	2	—	—	—	—

Units Redeemed	(121)	(130)	(28)	(45)	—	—	—	—

Net Increase (Decrease)	(75)	(103)	(28)	(43)	—	—	—	—

VIP - High Income Investor Class

Units Issued	—	—	—	—	3,678	4,629	—	—

Units Redeemed	—	—	—	—	(4,938)	(6,859)	—	—

Net Increase (Decrease)	—	—	—	—	(1,260)	(2,230)	—	—

VIP - Equity-Income Initial Class

Units Issued	32	58	3	3	—	—	—	—

Units Redeemed	(209)	(217)	(34)	(41)	—	—	—	—

Net Increase (Decrease)	(177)	(159)	(31)	(38)	—	—	—	—

VIP - Equity-Income Investor Class

Units Issued	—	—	—	—	2,581	3,473	—	—

Units Redeemed	—	—	—	—	(2,874)	(2,716)	—	—

Net Increase (Decrease)	—	—	—	—	(293)	757	—	—

VIP - Growth Initial Class

Units Issued	52	34	6	2	—	—	—	—

Units Redeemed	(167)	(179)	(22)	(25)	—	—	—	—

Net Increase (Decrease)	(115)	(145)	(16)	(23)	—	—	—	—

VIP - Growth Investor Class

Units Issued	—	—	—	—	2,793	1,796	—	—

Units Redeemed	—	—	—	—	(1,671)	(2,243)	—	—

Net Increase (Decrease)	—	—	—	—	1,122	(447)	—	—

VIP - Overseas Initial Class

Units Issued	22	24	7	2	—	—	—	—

Units Redeemed	(95)	(111)	(17)	(13)	—	—	—	—

Net Increase (Decrease)	(73)	(87)	(10)	(11)	—	—	—	—

VIP - Overseas, Investor Class

Units Issued	—	—	—	—	1,343	988	—	—

Units Redeemed	—	—	—	—	(1,578)	(1,439)	—	—

Net Increase (Decrease)	—	—	—	—	(235)	(451)	—	—

VIP - Investment Grade Bond Initial Class

Units Issued	182	139	4	16	—	—	—	—

Units Redeemed	(381)	(594)	(81)	(79)	—	—	—	—

Net Increase (Decrease)	(199)	(455)	(77)	(63)	—	—	—	—

VIP - Investment Grade Bond Investor Class

Units Issued	—	—	—	—	8,416	5,750	—	—

Units Redeemed	—	—	—	—	(9,973)	(13,171)	—	—

Net Increase (Decrease)	—	—	—	—	(1,557)	(7,421)	—	—

60	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Asset Manager Initial Class

Units Issued	16	38	1	—	—	—	—	—

Units Redeemed	(222)	(249)	(41)	(47)	—	—	—	—

Net Increase (Decrease)	(206)	(211)	(40)	(47)	—	—	—	—

VIP - Asset Manager Investor Class

Units Issued	—	—	—	—	163	461	—	—

Units Redeemed	—	—	—	—	(1,013)	(1,169)	—	—

Net Increase (Decrease)	—	—	—	—	(850)	(708)	—	—

VIP - Index 500 Initial Class

Units Issued	236	295	10	11	12,254	13,615	—	—

Units Redeemed	(445)	(603)	(62)	(69)	(9,864)	(12,340)	—	—

Net Increase (Decrease)	(209)	(308)	(52)	(58)	2,390	1,275	—	—

VIP - Asset Manager: Growth Initial Class

Units Issued	17	22	1	—	—	—	—	—

Units Redeemed	(126)	(84)	(19)	(27)	—	—	—	—

Net Increase (Decrease)	(109)	(62)	(18)	(27)	—	—	—	—

VIP - Asset Manager: Growth Investor Class

Units Issued	—	—	—	—	483	297	—	—

Units Redeemed	—	—	—	—	(756)	(329)	—	—

Net Increase (Decrease)	—	—	—	—	(273)	(32)	—	—

VIP - Contrafund Initial Class

Units Issued	115	86	6	4	—	—	—	—

Units Redeemed	(542)	(565)	(76)	(92)	—	—	—	—

Net Increase (Decrease)	(427)	(479)	(70)	(88)	—	—	—	—

VIP - Contrafund Investor Class

Units Issued	—	—	—	—	3,605	2,774	—	—

Units Redeemed	—	—	—	—	(5,007)	(5,293)	—	—

Net Increase (Decrease)	—	—	—	—	(1,402)	(2,519)	—	—

VIP - Balanced Initial Class

Units Issued	124	114	19	6	—	—	—	—

Units Redeemed	(359)	(402)	(84)	(109)	—	—	—	—

Net Increase (Decrease)	(235)	(288)	(65)	(103)	—	—	—	—

VIP - Balanced Investor Class

Units Issued	—	—	—	—	6,451	6,315	—	—

Units Redeemed	—	—	—	—	(8,946)	(9,978)	—	—

Net Increase (Decrease)	—	—	—	—	(2,495)	(3,663)	—	—

VIP - Dynamic Capital Appreciation Initial Class

Units Issued	33	25	2	—	—	—	—	—

Units Redeemed	(49)	(72)	(10)	(10)	—	—	—	—

Net Increase (Decrease)	(16)	(47)	(8)	(10)	—	—	—	—

VIP - Dynamic Capital Appreciation Investor Class

Units Issued	—	—	—	—	404	258	—	—

Units Redeemed	—	—	—	—	(401)	(559)	—	—

Net Increase (Decrease)	—	—	—	—	3	(301)	—	—

61	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Growth & Income Initial Class

Units Issued	73	129	7	20	—	—	—	—

Units Redeemed	(190)	(241)	(50)	(58)	—	—	—	—

Net Increase (Decrease)	(117)	(112)	(43)	(38)	—	—	—	—

VIP - Growth & Income Investor Class

Units Issued	—	—	—	—	1,594	2,708	—	—

Units Redeemed	—	—	—	—	(1,709)	(1,767)	—	—

Net Increase (Decrease)	—	—	—	—	(115)	941	—	—

VIP - Growth Opportunities Initial Class

Units Issued	142	81	21	5	—	—	—	—

Units Redeemed	(244)	(477)	(48)	(71)	—	—	—	—

Net Increase (Decrease)	(102)	(396)	(27)	(66)	—	—	—	—

VIP - Growth Opportunities Investor Class

Units Issued	—	—	—	—	1,998	1,293	—	—

Units Redeemed	—	—	—	—	(2,187)	(3,778)	—	—

Net Increase (Decrease)	—	—	—	—	(189)	(2,485)	—	—

VIP - Mid Cap Initial Class

Units Issued	54	82	2	11	—	—	—	—

Units Redeemed	(395)	(315)	(89)	(86)	—	—	—	—

Net Increase (Decrease)	(341)	(233)	(87)	(75)	—	—	—	—

VIP - Mid Cap Investor Class

Units Issued	—	—	—	—	1,408	1,945	—	—

Units Redeemed	—	—	—	—	(3,185)	(1,656)	—	—

Net Increase (Decrease)	—	—	—	—	(1,777)	289	—	—

VIP - Value Strategies Initial Class

Units Issued	89	192	21	27	—	—	—	—

Units Redeemed	(222)	(344)	(48)	(64)	—	—	—	—

Net Increase (Decrease)	(133)	(152)	(27)	(37)	—	—	—	—

VIP - Value Strategies Investor Class

Units Issued	—	—	—	—	1,168	2,449	—	—

Units Redeemed	—	—	—	—	(1,855)	(3,275)	—	—

Net Increase (Decrease)	—	—	—	—	(687)	(826)	—	—

VIP - Utilities Initial Class

Units Issued	64	420	4	66	—	—	—	—

Units Redeemed	(270)	(269)	(47)	(37)	—	—	—	—

Net Increase (Decrease)	(206)	151	(43)	29	—	—	—	—

VIP - Utilities Investor Class

Units Issued	—	—	—	—	1,066	3,781	—	—

Units Redeemed	—	—	—	—	(2,510)	(2,379)	—	—

Net Increase (Decrease)	—	—	—	—	(1,444)	1,402	—	—

VIP - Technology Initial Class

Units Issued	856	222	51	9	—	—	—	—

Units Redeemed	(500)	(758)	(45)	(81)	—	—	—	—

Net Increase (Decrease)	356	(536)	6	(72)	—	—	—	—

62	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Technology Investor Class

Units Issued	—	—	—	—	4,365	2,435	—	—

Units Redeemed	—	—	—	—	(2,495)	(4,350)	—	—

Net Increase (Decrease)	—	—	—	—	1,870	(1,915)	—	—

VIP - Energy Initial Class

Units Issued	742	3,193	37	258	—	—	—	—

Units Redeemed	(1,941)	(1,998)	(160)	(148)	—	—	—	—

Net Increase (Decrease)	(1,199)	1,195	(123)	110	—	—	—	—

VIP - Energy Investor Class

Units Issued	—	—	—	—	4,465	22,829	—	—

Units Redeemed	—	—	—	—	(11,483)	(15,990)	—	—

Net Increase (Decrease)	—	—	—	—	(7,018)	6,839	—	—

VIP - Health Care Initial Class

Units Issued	60	157	2	14	—	—	—	—

Units Redeemed	(288)	(359)	(39)	(42)	—	—	—	—

Net Increase (Decrease)	(228)	(202)	(37)	(28)	—	—	—	—

VIP - Health Care Investor Class

Units Issued	—	—	—	—	873	1,489	—	—

Units Redeemed	—	—	—	—	(2,434)	(2,018)	—	—

Net Increase (Decrease)	—	—	—	—	(1,561)	(529)	—	—

VIP - Financials Initial Class

Units Issued	137	475	34	160	—	—	—	—

Units Redeemed	(425)	(594)	(96)	(149)	—	—	—	—

Net Increase (Decrease)	(288)	(119)	(62)	11	—	—	—	—

VIP - Financials Investor Class

Units Issued	—	—	—	—	1,518	3,357	—	—

Units Redeemed	—	—	—	—	(3,023)	(4,198)	—	—

Net Increase (Decrease)	—	—	—	—	(1,505)	(841)	—	—

VIP - Industrials Initial Class

Units Issued	36	27	3	4	—	—	—	—

Units Redeemed	(58)	(59)	(15)	(10)	—	—	—	—

Net Increase (Decrease)	(22)	(32)	(12)	(6)	—	—	—	—

VIP - Industrials Investor Class

Units Issued	—	—	—	—	705	510	—	—

Units Redeemed	—	—	—	—	(713)	(584)	—	—

Net Increase (Decrease)	—	—	—	—	(8)	(74)	—	—

VIP - Consumer Discretionary Initial Class

Units Issued	90	35	23	4	—	—	—	—

Units Redeemed	(98)	(126)	(26)	(17)	—	—	—	—

Net Increase (Decrease)	(8)	(91)	(3)	(13)	—	—	—	—

VIP - Consumer Discretionary Investor Class

Units Issued	—	—	—	—	1,309	687	—	—

Units Redeemed	—	—	—	—	(1,184)	(1,477)	—	—

Net Increase (Decrease)	—	—	—	—	125	(790)	—	—

63	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Real Estate Initial Class

Units Issued	36	52	1	25	—	—	—	—

Units Redeemed	(108)	(139)	(10)	(42)	—	—	—	—

Net Increase (Decrease)	(72)	(87)	(9)	(17)	—	—	—	—

VIP - Real Estate Investor Class

Units Issued	—	—	—	—	708	1,120	—	—

Units Redeemed	—	—	—	—	(1,409)	(1,915)	—	—

Net Increase (Decrease)	—	—	—	—	(701)	(795)	—	—

VIP - Strategic Income Initial Class

Units Issued	169	147	1	9	—	—	—	—

Units Redeemed	(414)	(362)	(42)	(50)	—	—	—	—

Net Increase (Decrease)	(245)	(215)	(41)	(41)	—	—	—	—

VIP - Strategic Income Investor Class

Units Issued	—	—	—	—	3,149	4,188	—	—

Units Redeemed	—	—	—	—	(7,600)	(8,198)	—	—

Net Increase (Decrease)	—	—	—	—	(4,451)	(4,010)	—	—

VIP - International Capital Appreciation Initial Class

Units Issued	113	19	18	3	—	—	—	—

Units Redeemed	(89)	(138)	(25)	(14)	—	—	—	—

Net Increase (Decrease)	24	(119)	(7)	(11)	—	—	—	—

VIP - International Capital Appreciation Investor Class

Units Issued	—	—	—	—	1,730	765	—	—

Units Redeemed	—	—	—	—	(1,987)	(2,106)	—	—

Net Increase (Decrease)	—	—	—	—	(257)	(1,341)	—	—

VIP - Value Initial Class

Units Issued	92	334	4	36	—	—	—	—

Units Redeemed	(230)	(265)	(21)	(31)	—	—	—	—

Net Increase (Decrease)	(138)	69	(17)	5	—	—	—	—

VIP - Value Investor Class

Units Issued	—	—	—	—	1,112	3,705	—	—

Units Redeemed	—	—	—	—	(2,084)	(2,291)	—	—

Net Increase (Decrease)	—	—	—	—	(972)	1,414	—	—

VIP - Freedom Income Initial Class

Units Issued	33	31	—	—	—	—	—	—

Units Redeemed	(73)	(85)	—	—	—	—	—	—

Net Increase (Decrease)	(40)	(54)	—	—	—	—	—	—

VIP - Investor Freedom Income Investor Class

Units Issued	—	—	—	—	227	238	—	—

Units Redeemed	—	—	—	—	(1,062)	(1,151)	—	—

Net Increase (Decrease)	—	—	—	—	(835)	(913)	—	—

VIP - Freedom 2005 Initial Class

Units Issued	9	1	—	—	—	—	—	—

Units Redeemed	(116)	(51)	—	—	—	—	—	—

Net Increase (Decrease)	(107)	(50)	—	—	—	—	—	—

64	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Investor Freedom 2005 Investor Class

Units Issued	—	—	—	—	19	51	—	—

Units Redeemed	—	—	—	—	(248)	(292)	—	—

Net Increase (Decrease)	—	—	—	—	(229)	(241)	—	—

VIP - Freedom 2010 Initial Class

Units Issued	3	10	—	—	—	—	—	—

Units Redeemed	(98)	(55)	—	—	—	—	—	—

Net Increase (Decrease)	(95)	(45)	—	—	—	—	—	—

VIP - Investor Freedom 2010 Investor Class

Units Issued	—	—	—	—	40	118	—	—

Units Redeemed	—	—	—	—	(493)	(609)	—	—

Net Increase (Decrease)	—	—	—	—	(453)	(491)	—	—

VIP - Freedom 2015 Initial Class

Units Issued	4	11	—	—	—	—	—	—

Units Redeemed	(120)	(195)	—	—	—	—	—	—

Net Increase (Decrease)	(116)	(184)	—	—	—	—	—	—

VIP - Investor Freedom 2015 Investor Class

Units Issued	—	—	—	—	131	443	—	—

Units Redeemed	—	—	—	—	(817)	(732)	—	—

Net Increase (Decrease)	—	—	—	—	(686)	(289)	—	—

VIP - Freedom 2020 Initial Class

Units Issued	24	19	—	—	—	—	—	—

Units Redeemed	(113)	(174)	—	—	—	—	—	—

Net Increase (Decrease)	(89)	(155)	—	—	—	—	—	—

VIP - Investor Freedom 2020 Investor Class

Units Issued	—	—	—	—	279	227	—	—

Units Redeemed	—	—	—	—	(1,087)	(1,044)	—	—

Net Increase (Decrease)	—	—	—	—	(808)	(817)	—	—

VIP - Freedom 2025 Initial Class

Units Issued	62	20	—	—	—	—	—	—

Units Redeemed	(142)	(114)	—	—	—	—	—	—

Net Increase (Decrease)	(80)	(94)	—	—	—	—	—	—

VIP - Investor Freedom 2025 Investor Class

Units Issued	—	—	—	—	253	345	—	—

Units Redeemed	—	—	—	—	(1,481)	(1,363)	—	—

Net Increase (Decrease)	—	—	—	—	(1,228)	(1,018)	—	—

VIP - Freedom 2030 Initial Class

Units Issued	75	43	—	—	—	—	—	—

Units Redeemed	(154)	(73)	—	—	—	—	—	—

Net Increase (Decrease)	(79)	(30)	—	—	—	—	—	—

65	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Investor Freedom 2030 Investor Class

Units Issued	—	—	—	—	770	973	—	—

Units Redeemed	—	—	—	—	(1,917)	(1,148)	—	—

Net Increase (Decrease)	—	—	—	—	(1,147)	(175)	—	—

VIP - Freedom 2035 Initial Class

Units Issued	8	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	8	—	—	—	—	—	—	—

VIP - Investor Freedom 2035 Investor Class

Units Issued	—	—	—	—	462	—	—	—

Units Redeemed	—	—	—	—	1	—	—	—

Net Increase (Decrease)	—	—	—	—	463	—	—	—

VIP - Freedom 2040 Initial Class

Units Issued	7	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	7	—	—	—	—	—	—	—

VIP - Investor Freedom 2040 Investor Class

Units Issued	—	—	—	—	496	—	—	—

Units Redeemed	—	—	—	—	1	—	—	—

Net Increase (Decrease)	—	—	—	—	497	—	—	—

VIP - Freedom 2045 Initial Class

Units Issued	—	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—	—	—

VIP - Investor Freedom 2045 Investor Class

Units Issued	—	—	—	—	147	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	147	—	—	—

VIP - Freedom 2050 Initial Class

Units Issued	1	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	1	—	—	—	—	—	—	—

VIP - Investor Freedom 2050 Investor Class

Units Issued	—	—	—	—	161	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	161	—	—	—

VIP - Freedom Lifetime Income I

Units Issued	—	—	—	—	—	—	3	—

Units Redeemed	—	—	—	—	—	—	(52)	(50)

Net Increase (Decrease)	—	—	—	—	—	—	(49)	(50)

66	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Freedom Lifetime Income II

Units Issued	—	—	—	—	—	—	—	12

Units Redeemed	—	—	—	—	—	—	(100)	(114)

Net Increase (Decrease)	—	—	—	—	—	—	(100)	(102)

VIP - Freedom Lifetime Income III

Units Issued	—	—	—	—	—	—	—	8

Units Redeemed	—	—	—	—	—	—	(86)	(100)

Net Increase (Decrease)	—	—	—	—	—	—	(86)	(92)

VIP - Disciplined Small Cap Initial Class

Units Issued	159	—	18	—	—	—	—	—

Units Redeemed	(179)	—	(26)	—	—	—	—	—

Net Increase (Decrease)	(20)		(8)		—	—	—	—

VIP - Disciplined Small CapInvestor Class

Units Issued	—	—	—	—	1,862	860	—	—

Units Redeemed	—	—	—	—	(1,962)	(1,613)	—	—

Net Increase (Decrease)	—	—	—	—	(100)	(753)	—	—

VIP - FundsManager 20% Investor Class

Units Issued	121	319	—	41	1,988	4,581	—	67

Units Redeemed	(500)	(502)	(88)	(94)	(8,413)	(9,491)	(137)	(55)

Net Increase (Decrease)	(379)	(183)	(88)	(53)	(6,425)	(4,910)	(137)	12

VIP - FundsManager 30% Investor Class

Units Issued	—	—	—	—	492	—	—	—

Units Redeemed	—	—	1	—	—	—	—	—

Net Increase (Decrease)	—	—	1	—	492	—	—	—

VIP - FundsManager 40% Investor Class

Units Issued	116	—	—	—	1,011	—	—	—

Units Redeemed	—	—	—	—	1	—	—	—

Net Increase (Decrease)	116	—	—	—	1,012	—	—	—

VIP - FundsManager 50% Investor Class

Units Issued	135	144	8	—	2,962	5,188	14	29

Units Redeemed	(516)	(599)	(184)	(247)	(8,435)	(7,600)	(409)	(422)

Net Increase (Decrease)	(381)	(455)	(176)	(247)	(5,473)	(2,412)	(395)	(393)

VIP - FundsManager 60% Investor Class

Units Issued	90	47	18	—	4,434	5,184	23	17

Units Redeemed	(191)	(161)	(80)	(93)	(6,702)	(6,035)	(475)	(435)

Net Increase (Decrease)	(101)	(114)	(62)	(93)	(2,268)	(851)	(452)	(418)

VIP - FundsManager 70% Investor Class

Units Issued	92	72	5	6	5,160	5,551	54	4

Units Redeemed	(344)	(150)	(116)	(160)	(6,798)	(5,663)	(103)	(117)

Net Increase (Decrease)	(252)	(78)	(111)	(154)	(1,638)	(112)	(49)	(113)

67	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - FundsManager 85% Investor Class

Units Issued	16	4	—	1	2,408	2,269	11	18

Units Redeemed	(112)	(96)	(75)	(64)	(2,075)	(1,693)	(55)	(99)

Net Increase (Decrease)	(96)	(92)	(75)	(63)	333	576	(44)	(81)

VIP - Consumer Staples Initial Class

Units Issued	67	273	8	27	—	—	—	—

Units Redeemed	(207)	(196)	(26)	(29)	—	—	—	—

Net Increase (Decrease)	(140)	77	(18)	(2)	—	—	—	—

VIP - Consumer Staples Investor Class

Units Issued	—	—	—	—	1,083	2,674	—	—

Units Redeemed	—	—	—	—	(1,947)	(1,895)	—	—

Net Increase (Decrease)	—	—	—	—	(864)	779	—	—

VIP - Materials Initial Class

Units Issued	45	150	13	26	—	—	—	—

Units Redeemed	(153)	(223)	(20)	(65)	—	—	—	—

Net Increase (Decrease)	(108)	(73)	(7)	(39)	—	—	—	—

VIP - Materials Investor Class

Units Issued	—	—	—	—	670	1,389	—	—

Units Redeemed	—	—	—	—	(1,223)	(1,520)	—	—

Net Increase (Decrease)	—	—	—	—	(553)	(131)	—	—

VIP - Communication Services Initial Class

Units Issued	414	21	83	9	—	—	—	—

Units Redeemed	(164)	(163)	(27)	(21)	—	—	—	—

Net Increase (Decrease)	250	(142)	56	(12)	—	—	—	—

VIP - Communication Services Investor Class

Units Issued	—	—	—	—	3,095	407	—	—

Units Redeemed	—	—	—	—	(1,428)	(1,066)	—	—

Net Increase (Decrease)	—	—	—	—	1,667	(659)	—	—

VIP - Emerging Markets Initial Class

Units Issued	217	166	30	2	—	—	—	—

Units Redeemed	(292)	(215)	(35)	(13)	—	—	—	—

Net Increase (Decrease)	(75)	(49)	(5)	(11)	—	—	—	—

VIP - Emerging Markets Investor Class

Units Issued	—	—	—	—	1,809	1,494	—	—

Units Redeemed	—	—	—	—	(2,394)	(1,882)	—	—

Net Increase (Decrease)	—	—	—	—	(585)	(388)	—	—

VIP - Floating Rate High Income Initial Class

Units Issued	600	407	25	19	—	—	—	—

Units Redeemed	(251)	(359)	(17)	(50)	—	—	—	—

Net Increase (Decrease)	349	48	8	(31)	—	—	—	—

68	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
VIP - Floating Rate High Income Investor Class

Units Issued	—	—	—	—	7,632	7,245	—	—

Units Redeemed	—	—	—	—	(5,955)	(7,125)	—	—

Net Increase (Decrease)	—	—	—	—	1,677	120	—	—

VIP - Bond Index Initial Class

Units Issued	630	733	14	60	12,569	8,947	—	—

Units Redeemed	(440)	(457)	(32)	(51)	(7,870)	(8,849)	—	—

Net Increase (Decrease)	190	276	(18)	9	4,699	98	—	—

VIP - Total Market Index Initial Class

Units Issued	581	989	35	39	9,568	11,094	—	—

Units Redeemed	(459)	(700)	(33)	(48)	(6,097)	(7,181)	—	—

Net Increase (Decrease)	122	289	2	(9)	3,471	3,913	—	—

VIF - Extended Market Index Initial Class

Units Issued	119	175	6	17	2,515	2,697	—	—

Units Redeemed	(215)	(88)	(21)	(45)	(2,919)	(2,452)	—	—

Net Increase (Decrease)	(96)	87	(15)	(28)	(404)	245	—	—

VIF - International Index Initial Class

Units Issued	171	295	11	3	5,312	4,998	—	—

Units Redeemed	(151)	(117)	(10)	(6)	(3,459)	(2,951)	—	—

Net Increase (Decrease)	20	178	1	(3)	1,853	2,047	—	—

VIF - Emerging Markets Equity Class I

Units Issued	13	18	—	—	210	115	—	—

Units Redeemed	(63)	(74)	(8)	(8)	(433)	(481)	—	—

Net Increase (Decrease)	(50)	(56)	(8)	(8)	(223)	(366)	—	—

VIF - Emerging Markets Debt Class I

Units Issued	58	4	—	—	470	142	—	—

Units Redeemed	(31)	(53)	(2)	(5)	(927)	(745)	—	—

Net Increase (Decrease)	27	(49)	(2)	(5)	(457)	(603)	—	—

VIF - Global Strategist - Class II

Units Issued	1	10	2	—	100	60	—	—

Units Redeemed	(32)	(30)	(10)	(9)	(146)	(134)	—	—

Net Increase (Decrease)	(31)	(20)	(8)	(9)	(46)	(74)	—	—

Invesco - V.I. Global Core Equity Series I

Units Issued	3	4	1	—	137	165	—	—

Units Redeemed	(16)	(38)	(5)	(6)	(162)	(131)	—	—

Net Increase (Decrease)	(13)	(34)	(4)	(6)	(25)	34	—	—

Allspring - VT Discovery SMID Cap Growth Class 2

Units Issued	2	2	—	—	—	—	—	—

Units Redeemed	(46)	(37)	(6)	(6)	—	—	—	—

Net Increase (Decrease)	(44)	(35)	(6)	(6)	—	—	—	—

69	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2023	2022	2023	2022	2023	2022	2023	2022
Allspring - VT Opportunity Class 2

Units Issued	—	1	—	—	—	—	—	—

Units Redeemed	(15)	(25)	(4)	(4)	—	—	—	—

Net Increase (Decrease)	(15)	(24)	(4)	(4)	—	—	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor

Units Issued	24	13	5	8	294	628	—	—

Units Redeemed	(65)	(56)	(5)	(12)	(552)	(732)	—	—

Net Increase (Decrease)	(41)	(43)	—	(4)	(258)	(104)	—	—

PVIT - Commodity Real Return - Strategy Portfolio - Administrative

Units Issued	—	—	—	289	685	14,575	—	—

Units Redeemed	—	—	(152)	(164)	(5,310)	(10,961)	—	—

Net Increase (Decrease)	—	—	(152)	125	(4,625)	3,614	—	—

PVIT - Low Duration Portfolio - Administrative

Units Issued	157	488	2	3	3,427	4,689	—	—

Units Redeemed	(497)	(749)	(8)	(14)	(7,717)	(7,656)	—	—

Net Increase (Decrease)	(340)	(261)	(6)	(11)	(4,290)	(2,967)	—	—

PVIT - Real Return Portfolio - Administrative

Units Issued	55	126	1	3	761	2,497	—	—

Units Redeemed	(136)	(297)	(7)	(21)	(2,877)	(4,589)	—	—

Net Increase (Decrease)	(81)	(171)	(6)	(18)	(2,116)	(2,092)	—	—

PVIT - Total Return Portfolio - Administrative

Units Issued	290	51	1	—	2,326	1,543	—	—

Units Redeemed	(444)	(246)	(8)	(13)	(4,962)	(5,623)	—	—

Net Increase (Decrease)	(154)	(195)	(7)	(13)	(2,636)	(4,080)	—	—

Blackrock - Global Allocation V.I. Fund - Class I

Units Issued	16	12	2	1	341	510	—	—

Units Redeemed	(40)	(51)	(5)	(7)	(1,308)	(1,216)	—	—

Net Increase (Decrease)	(24)	(39)	(3)	(6)	(967)	(706)	—	—

FTVIP - Templeton Global Bond Fund - Class 2

Units Issued	25	68	2	4	506	469	—	—

Units Redeemed	(51)	(76)	(5)	(9)	(899)	(1,102)	—	—

Net Increase (Decrease)	(26)	(8)	(3)	(5)	(393)	(633)	—	—

FTVIP - Franklin U.S. Government Securities Fund - Class 2

Units Issued	127	92	2	3	1,723	1,735	—	—

Units Redeemed	(160)	(342)	(3)	(22)	(1,896)	(3,730)	—	—

Net Increase (Decrease)	(33)	(250)	(1)	(19)	(173)	(1,995)	—	—

70	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income

(in thousands)	2023	2022
VIP - Government Money Market Investor Class

Units Issued	3,755	3,216

Units Redeemed	(3,768)	(3,024)

Net Increase (Decrease)	(13)	192

VIP - Balanced Investor Class

Units Issued	63	11

Units Redeemed	(3,339)	(3,732)

Net Increase (Decrease)	(3,276)	(3,721)

VIP - FundsManager 60% Investor Class

Units Issued	6	95

Units Redeemed	(2,861)	(3,189)

Net Increase (Decrease)	(2,855)	(3,094)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Initial Class
2023	10,694	$21.93	$20.87	$234,183	0.80%	1.00%	4.78%	4.05%	3.83%
2022	12,621	$21.08	$20.10	$265,606	0.80%	1.00%	1.52%	0.64%	0.45%
2021	10,312	$20.95	$20.01	$215,555	0.80%	1.00%	0.01%	(0.79%)	(1.00%)
2020	12,602	$21.11	$20.21	$265,511	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	11,036	$21.22	$20.35	$233,659	0.80%	1.00%	1.99%	1.20%	1.00%
VIP - Government Money Market Investor Class
2023	236,066	$11.04	$9.14	$2,742,526	0.10%	1.40%	4.78%	4.78%	3.37%
2022	209,547	$10.54	$9.03	$2,325,405	0.10%	1.40%	1.52%	1.31%	0.16%
2021	159,019	$10.40	$9.01	$1,739,232	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2020	164,894	$10.41	$9.13	$1,813,259	0.10%	1.40%	0.28%	0.21%	(0.95%)
2019	153,959	$10.39	$9.22	$1,694,897	0.10%	1.40%	1.96%	1.89%	0.72%
VIP - High Income Initial Class
2023	874	$61.04	$58.08	$52,869	0.80%	1.00%	5.51%	9.60%	9.38%
2022	977	$55.69	$53.10	$53,866	0.80%	1.00%	4.87%	(12.09%)	(12.26%)
2021	1,122	$63.35	$60.52	$70,393	0.80%	1.00%	5.28%	3.58%	3.37%
2020	1,187	$61.16	$58.55	$71,886	0.80%	1.00%	4.96%	1.92%	1.72%
2019	1,356	$60.01	$57.56	$80,631	0.80%	1.00%	5.14%	14.18%	13.96%
VIP - High Income Investor Class
2023	14,318	$18.22	$28.39	$294,761	0.10%	0.25%	5.58%	10.20%	10.04%
2022	15,578	$16.53	$25.80	$291,924	0.10%	0.25%	5.01%	(11.56%)	(11.69%)
2021	17,810	$18.69	$29.22	$377,064	0.10%	0.25%	5.32%	4.52%	4.36%
2020	18,126	$17.88	$27.99	$370,663	0.10%	0.25%	5.07%	2.64%	2.48%
2019	19,882	$17.42	$27.32	$399,726	0.10%	0.25%	5.24%	14.83%	14.65%
VIP - Equity-Income Initial Class
2023	2,059	$181.30	$172.57	$371,409	0.80%	1.00%	1.89%	9.76%	9.58%
2022	2,268	$165.17	$157.48	$372,789	0.80%	1.00%	1.85%	(5.72%)	(5.91%)
2021	2,466	$175.18	$167.37	$429,819	0.80%	1.00%	1.89%	23.89%	23.65%
2020	2,624	$141.40	$135.36	$369,212	0.80%	1.00%	1.80%	5.84%	5.62%
2019	2,934	$133.60	$128.15	$389,886	0.80%	1.00%	1.99%	26.42%	26.17%

71	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Equity-Income Investor Class
2023	14,414	$39.52	$57.80	$543,997	0.10%	0.25%	1.88%	10.45%	10.28%
2022	14,707	$35.78	$52.41	$502,741	0.10%	0.25%	1.89%	(5.11%)	(5.26%)
2021	13,949	$37.71	$55.32	$503,315	0.10%	0.25%	1.89%	24.71%	24.52%
2020	12,577	$30.24	$44.42	$362,054	0.10%	0.25%	1.79%	6.47%	6.31%
2019	13,139	$28.40	$41.79	$355,773	0.10%	0.25%	1.95%	27.22%	27.03%
VIP - Growth Initial Class
2023	1,908	$352.21	$335.14	$669,758	0.80%	1.00%	0.13%	35.15%	34.88%
2022	2,039	$260.60	$248.48	$529,694	0.80%	1.00%	0.62%	(25.06%)	(25.21%)
2021	2,209	$347.74	$332.23	$765,572	0.80%	1.00%	—	22.23%	21.98%
2020	2,399	$284.50	$272.36	$679,861	0.80%	1.00%	0.07%	42.74%	42.45%
2019	2,613	$199.32	$191.20	$519,163	0.80%	1.00%	0.26%	33.24%	32.97%
VIP - Growth Investor Class
2023	12,989	$74.41	$106.29	$940,370	0.10%	0.25%	0.07%	35.99%	35.78%
2022	11,867	$54.72	$78.28	$632,484	0.10%	0.25%	0.53%	(24.59%)	(24.70%)
2021	12,313	$72.56	$103.96	$871,206	0.10%	0.25%	—	23.00%	22.82%
2020	11,736	$58.99	$84.64	$674,257	0.10%	0.25%	0.06%	43.64%	43.42%
2019	11,445	$41.07	$59.02	$456,710	0.10%	0.25%	0.18%	34.07%	33.87%
VIP - Overseas Initial Class
2023	926	$71.05	$67.59	$65,518	0.80%	1.00%	1.02%	19.57%	19.29%
2022	1,008	$59.42	$56.66	$59,715	0.80%	1.00%	1.04%	(25.09%)	(25.24%)
2021	1,107	$79.32	$75.78	$87,478	0.80%	1.00%	0.52%	18.74%	18.50%
2020	1,210	$66.80	$63.95	$80,458	0.80%	1.00%	0.44%	14.69%	14.46%
2019	1,353	$58.25	$55.88	$78,553	0.80%	1.00%	1.69%	26.74%	26.49%
VIP - Overseas, Investor Class
2023	9,047	$24.38	$33.33	$223,226	0.10%	0.25%	0.97%	20.29%	20.10%
2022	9,282	$20.27	$27.75	$190,729	0.10%	0.25%	0.99%	(24.62%)	(24.73%)
2021	9,733	$26.89	$36.87	$265,667	0.10%	0.25%	0.48%	19.51%	19.33%
2020	9,859	$22.50	$30.89	$225,658	0.10%	0.25%	0.36%	15.38%	15.21%
2019	11,047	$19.50	$26.82	$219,800	0.10%	0.25%	1.61%	27.61%	27.42%
VIP - Investment Grade Bond Initial Class
2023	2,576	$45.25	$43.05	$115,587	0.80%	1.00%	2.52%	5.34%	5.13%
2022	2,851	$42.95	$40.95	$121,340	0.80%	1.00%	2.10%	(13.65%)	(13.82%)
2021	3,369	$49.74	$47.52	$166,332	0.80%	1.00%	1.99%	(1.40%)	(1.60%)
2020	3,816	$50.44	$48.29	$191,178	0.80%	1.00%	2.24%	8.52%	8.30%
2019	3,675	$46.48	$44.59	$169,486	0.80%	1.00%	2.70%	8.79%	8.57%
VIP - Investment Grade Bond Investor Class
2023	44,022	$13.77	$17.47	$679,669	0.10%	0.25%	2.54%	6.02%	5.82%
2022	45,579	$12.99	$16.51	$665,825	0.10%	0.25%	2.11%	(13.06%)	(13.15%)
2021	53,000	$14.94	$19.01	$894,402	0.10%	0.25%	2.01%	(0.74%)	(0.89%)
2020	57,498	$15.05	$19.18	$985,291	0.10%	0.25%	2.32%	9.22%	9.06%
2019	48,437	$13.78	$17.59	$767,715	0.10%	0.25%	2.87%	9.56%	9.40%
VIP - Asset Manager Initial Class
2023	2,064	$78.34	$74.57	$160,852	0.80%	1.00%	2.28%	12.04%	11.87%
2022	2,311	$69.92	$66.66	$160,703	0.80%	1.00%	1.99%	(15.61%)	(15.79%)
2021	2,570	$82.85	$79.16	$211,820	0.80%	1.00%	1.59%	9.04%	8.82%
2020	2,771	$75.99	$72.74	$209,493	0.80%	1.00%	1.49%	13.95%	13.72%
2019	3,022	$66.68	$63.97	$200,448	0.80%	1.00%	1.75%	17.30%	17.07%
VIP - Asset Manager Investor Class
2023	8,037	$23.26	$32.46	$205,342	0.10%	0.25%	2.22%	12.80%	12.63%
2022	8,886	$20.62	$28.82	$201,369	0.10%	0.25%	1.99%	(15.10%)	(15.22%)
2021	9,594	$24.29	$34.00	$256,967	0.10%	0.25%	1.59%	9.74%	9.58%
2020	9,193	$22.13	$31.02	$226,257	0.10%	0.25%	1.48%	14.65%	14.48%
2019	9,376	$19.30	$27.10	$202,331	0.10%	0.25%	1.73%	18.02%	17.84%

72	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Index 500
2023	87,411	$55.17	$147.86	$5,176,473	0.10%	1.00%	1.50%	26.08%	25.02%
2022	85,283	$43.76	$118.27	$4,041,574	0.10%	1.00%	1.48%	(18.30%)	(19.03%)
2021	84,374	$53.56	$146.07	$4,944,733	0.10%	1.00%	1.29%	28.45%	27.29%
2020	78,449	$41.70	$114.75	$3,630,663	0.10%	1.00%	1.76%	18.12%	17.05%
2019	83,552	$35.30	$98.03	$3,306,467	0.10%	1.00%	1.99%	31.22%	30.04%
VIP - Asset Manager: Growth Initial Class
2023	1,026	$58.11	$55.29	$59,214	0.80%	1.00%	1.76%	15.43%	15.19%
2022	1,154	$50.34	$48.00	$57,709	0.80%	1.00%	1.79%	(17.54%)	(17.70%)
2021	1,243	$61.05	$58.32	$75,337	0.80%	1.00%	1.40%	13.05%	12.82%
2020	1,322	$54.00	$51.70	$70,900	0.80%	1.00%	1.11%	16.32%	16.09%
2019	1,456	$46.42	$44.53	$67,088	0.80%	1.00%	1.54%	21.84%	21.60%
VIP - Asset Manager: Growth Investor Class
2023	4,240	$28.17	$40.56	$126,952	0.10%	0.25%	1.78%	16.13%	15.97%
2022	4,513	$24.26	$34.97	$116,332	0.10%	0.25%	1.79%	(17.01%)	(17.15%)
2021	4,547	$29.23	$42.21	$141,408	0.10%	0.25%	1.41%	13.77%	13.60%
2020	4,416	$25.69	$37.15	$121,466	0.10%	0.25%	1.06%	17.08%	16.90%
2019	4,741	$21.95	$31.78	$111,526	0.10%	0.25%	1.50%	22.58%	22.39%
VIP - Contrafund Initial Class
2023	5,742	$185.61	$176.74	$1,061,566	0.80%	1.00%	0.49%	32.39%	32.21%
2022	6,239	$140.20	$133.68	$871,487	0.80%	1.00%	0.50%	(26.90%)	(27.05%)
2021	6,806	$191.79	$183.24	$1,300,199	0.80%	1.00%	0.06%	26.81%	26.56%
2020	7,278	$151.24	$144.79	$1,096,430	0.80%	1.00%	0.25%	29.52%	29.26%
2019	8,077	$116.77	$112.02	$939,288	0.80%	1.00%	0.46%	30.53%	30.26%
VIP - Contrafund Investor Class
2023	38,487	$51.54	$77.69	$2,055,964	0.10%	0.25%	0.44%	33.22%	33.03%
2022	39,889	$38.69	$58.40	$1,601,868	0.10%	0.25%	0.43%	(26.45%)	(26.57%)
2021	42,408	$52.60	$79.53	$2,317,809	0.10%	0.25%	0.05%	27.62%	27.42%
2020	42,973	$41.22	$62.41	$1,851,077	0.10%	0.25%	0.18%	30.35%	30.15%
2019	45,218	$31.62	$47.95	$1,503,490	0.10%	0.25%	0.39%	31.36%	31.16%
VIP - Balanced Initial Class
2023	3,201	$56.25	$53.51	$178,589	0.80%	1.00%	1.71%	20.57%	20.30%
2022	3,502	$46.65	$44.48	$162,029	0.80%	1.00%	1.25%	(18.60%)	(18.76%)
2021	3,893	$57.31	$54.75	$221,126	0.80%	1.00%	0.94%	17.32%	17.08%
2020	3,966	$48.85	$46.76	$192,127	0.80%	1.00%	1.45%	21.41%	21.16%
2019	4,258	$40.24	$38.60	$169,897	0.80%	1.00%	1.73%	23.51%	23.26%
VIP - Balanced Investor Class
2023	98,873	$35.74	$47.35	$3,631,880	0.10%	1.40%	1.67%	21.31%	19.72%
2022	104,644	$29.46	$39.55	$3,169,282	0.10%	1.40%	1.19%	(18.12%)	(19.17%)
2021	112,027	$35.98	$48.93	$4,141,613	0.10%	1.40%	0.88%	18.06%	16.52%
2020	108,982	$30.48	$41.99	$3,419,574	0.10%	1.40%	1.39%	22.23%	20.64%
2019	113,290	$24.93	$34.81	$2,920,528	0.10%	1.40%	1.69%	24.26%	22.64%
VIP - Dynamic Capital Appreciation Initial Class
2023	340	$66.55	$63.89	$22,464	0.80%	1.00%	0.36%	28.04%	27.78%
2022	363	$51.98	$50.00	$18,780	0.80%	1.00%	0.30%	(21.50%)	(21.66%)
2021	419	$66.22	$63.82	$27,569	0.80%	1.00%	0.41%	23.63%	23.38%
2020	450	$53.56	$51.73	$23,928	0.80%	1.00%	0.22%	32.54%	32.27%
2019	516	$40.41	$39.11	$20,742	0.80%	1.00%	0.60%	29.04%	28.78%
VIP - Dynamic Capital Appreciation Investor Class
2023	2,944	$57.08	$89.56	$172,512	0.10%	0.25%	0.29%	28.80%	28.60%
2022	2,940	$44.32	$69.64	$133,970	0.10%	0.25%	0.24%	(20.97%)	(21.08%)
2021	3,241	$56.08	$88.25	$186,787	0.10%	0.25%	0.34%	24.33%	24.15%
2020	3,139	$45.10	$71.08	$146,488	0.10%	0.25%	0.16%	33.40%	33.20%
2019	3,275	$33.81	$53.36	$115,114	0.10%	0.25%	0.54%	29.94%	29.74%

73	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income Initial Class
2023	1,829	$69.54	$66.22	$126,488	0.80%	1.00%	1.64%	17.77%	17.62%
2022	1,987	$59.05	$56.30	$116,648	0.80%	1.00%	1.62%	(5.71%)	(5.90%)
2021	2,139	$62.62	$59.83	$133,106	0.80%	1.00%	2.40%	24.94%	24.69%
2020	2,284	$50.12	$47.98	$113,765	0.80%	1.00%	2.11%	6.98%	6.77%
2019	2,565	$46.85	$44.94	$119,329	0.80%	1.00%	3.57%	29.01%	28.75%
VIP - Growth & Income Investor Class
2023	7,118	$49.51	$67.10	$342,117	0.10%	0.25%	1.62%	18.50%	18.32%
2022	7,234	$41.78	$56.71	$293,370	0.10%	0.25%	1.70%	(5.10%)	(5.24%)
2021	6,293	$44.03	$59.85	$269,306	0.10%	0.25%	2.48%	25.67%	25.48%
2020	5,605	$35.03	$47.69	$190,471	0.10%	0.25%	2.03%	7.65%	7.49%
2019	6,454	$32.54	$44.37	$203,649	0.10%	0.25%	3.51%	29.85%	29.65%
VIP - Growth Opportunities Initial Class
2023	1,974	$85.87	$81.70	$168,522	0.80%	1.00%	—	44.51%	44.19%
2022	2,103	$59.42	$56.66	$124,260	0.80%	1.00%	—	(38.64%)	(38.76%)
2021	2,566	$96.85	$92.53	$247,094	0.80%	1.00%	—	11.05%	10.82%
2020	3,024	$87.21	$83.49	$262,165	0.80%	1.00%	0.01%	67.31%	66.97%
2019	3,198	$52.13	$50.00	$165,715	0.80%	1.00%	0.16%	39.71%	39.43%
VIP - Growth Opportunities Investor Class
2023	10,899	$86.62	$141.88	$906,189	0.10%	0.25%	—	45.43%	45.20%
2022	11,088	$59.56	$97.71	$633,823	0.10%	0.25%	—	(38.27%)	(38.36%)
2021	13,573	$96.48	$158.51	$1,258,355	0.10%	0.25%	—	11.75%	11.59%
2020	13,926	$86.33	$142.05	$1,154,274	0.10%	0.25%	0.01%	68.35%	68.10%
2019	12,243	$51.28	$84.50	$599,630	0.10%	0.25%	0.10%	40.57%	40.36%
VIP - Mid Cap Initial Class
2023	3,587	$72.50	$69.12	$258,327	0.80%	1.00%	0.59%	14.22%	13.98%
2022	4,016	$63.47	$60.64	$253,251	0.80%	1.00%	0.49%	(15.43%)	(15.59%)
2021	4,322	$75.05	$71.84	$322,312	0.80%	1.00%	0.60%	24.60%	24.35%
2020	4,691	$60.23	$57.77	$280,720	0.80%	1.00%	0.65%	17.24%	17.00%
2019	5,455	$51.37	$49.38	$278,523	0.80%	1.00%	0.84%	22.46%	22.21%
VIP - Mid Cap Investor Class
2023	15,090	$34.64	$60.99	$584,105	0.10%	0.25%	0.51%	14.90%	14.72%
2022	16,866	$30.15	$53.16	$567,814	0.10%	0.25%	0.46%	(14.92%)	(15.04%)
2021	16,577	$35.44	$62.57	$658,078	0.10%	0.25%	0.55%	25.41%	25.23%
2020	16,360	$28.26	$49.97	$526,491	0.10%	0.25%	0.57%	17.96%	17.78%
2019	18,695	$23.95	$42.43	$515,047	0.10%	0.25%	0.80%	23.23%	23.04%
VIP - Value Strategies Initial Class
2023	866	$50.52	$48.50	$43,438	0.80%	1.00%	1.11%	19.89%	19.63%
2022	1,025	$42.14	$40.54	$42,935	0.80%	1.00%	1.01%	(7.77%)	(7.94%)
2021	1,215	$45.69	$44.04	$55,174	0.80%	1.00%	1.51%	32.53%	32.26%
2020	1,081	$34.48	$33.30	$36,927	0.80%	1.00%	1.39%	7.39%	7.17%
2019	1,047	$32.10	$31.07	$33,380	0.80%	1.00%	1.62%	33.45%	33.18%
VIP - Value Strategies Investor Class
2023	4,454	$43.96	$89.88	$196,657	0.10%	0.25%	1.05%	20.61%	20.44%
2022	5,141	$36.45	$74.63	$188,676	0.10%	0.25%	0.94%	(7.19%)	(7.33%)
2021	5,968	$39.27	$80.54	$236,505	0.10%	0.25%	1.54%	33.35%	33.15%
2020	3,903	$29.45	$60.49	$116,259	0.10%	0.25%	1.53%	8.16%	7.99%
2019	2,789	$27.23	$56.01	$76,969	0.10%	0.25%	1.61%	34.14%	33.94%

74	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities Initial Class
2023	584	$40.75	$38.95	$23,681	0.80%	1.00%	2.08%	-1.83%	-2.01%
2022	833	$41.51	$39.75	$34,384	0.80%	1.00%	1.64%	4.59%	4.36%
2021	651	$39.69	$38.09	$25,765	0.80%	1.00%	1.85%	16.56%	16.32%
2020	732	$34.05	$32.74	$24,771	0.80%	1.00%	2.46%	(0.98%)	(1.18%)
2019	1,088	$34.39	$33.13	$37,258	0.80%	1.00%	2.18%	22.20%	21.95%
VIP - Utilities Investor Class
2023	3,987	$36.18	$44.57	$158,539	0.10%	0.25%	2.04%	-1.23%	-1.36%
2022	5,431	$36.63	$45.18	$218,566	0.10%	0.25%	1.57%	5.29%	5.12%
2021	4,028	$34.79	$42.98	$154,428	0.10%	0.25%	1.83%	17.25%	17.08%
2020	4,202	$29.67	$36.71	$138,543	0.10%	0.25%	2.38%	(0.36%)	(0.51%)
2019	5,914	$29.78	$36.90	$198,015	0.10%	0.25%	2.23%	23.01%	22.83%
VIP - Technology Initial Class
2023	2,419	$109.29	$104.46	$263,290	0.80%	1.00%	0.14%	57.05%	56.73%
2022	2,055	$69.59	$66.65	$142,551	0.80%	1.00%	—	(36.37%)	(36.49%)
2021	2,666	$109.36	$104.95	$290,330	0.80%	1.00%	—	27.14%	26.88%
2020	2,901	$86.02	$82.71	$248,510	0.80%	1.00%	0.08%	63.63%	63.30%
2019	2,908	$52.57	$50.65	$152,286	0.80%	1.00%	0.44%	50.11%	49.81%
VIP - Technology Investor Class
2023	14,270	$98.66	$226.18	$1,560,556	0.10%	0.25%	0.07%	57.99%	57.75%
2022	12,400	$62.45	$143.38	$861,708	0.10%	0.25%	—	(35.94%)	(36.03%)
2021	14,315	$97.48	$224.15	$1,554,980	0.10%	0.25%	—	27.94%	27.74%
2020	14,515	$76.20	$175.47	$1,254,095	0.10%	0.25%	0.06%	64.60%	64.35%
2019	12,552	$46.29	$106.76	$671,839	0.10%	0.25%	0.39%	51.11%	50.89%
VIP - Energy Initial Class
2023	1,226	$36.50	$34.88	$44,550	0.80%	1.00%	2.33%	0.19%	-0.03%
2022	2,549	$36.43	$34.89	$92,462	0.80%	1.00%	2.75%	61.87%	61.55%
2021	1,244	$22.51	$21.60	$27,847	0.80%	1.00%	3.28%	54.11%	53.80%
2020	1,019	$14.60	$14.04	$14,829	0.80%	1.00%	2.68%	(33.31%)	(33.44%)
2019	1,186	$21.90	$21.10	$25,873	0.80%	1.00%	1.99%	9.20%	8.98%
VIP - Energy Investor Class
2023	11,055	$20.65	$30.35	$240,589	0.10%	0.25%	2.52%	0.81%	0.66%
2022	18,072	$20.48	$30.15	$388,304	0.10%	0.25%	2.55%	62.96%	62.72%
2021	11,233	$12.57	$18.53	$148,929	0.10%	0.25%	2.65%	55.00%	54.77%
2020	7,723	$8.11	$11.97	$66,258	0.10%	0.25%	2.98%	(32.87%)	(32.97%)
2019	5,640	$12.08	$17.86	$72,726	0.10%	0.25%	1.87%	9.87%	9.71%
VIP - Health Care Initial Class
2023	1,317	$71.85	$68.67	$94,192	0.80%	1.00%	—	3.42%	3.22%
2022	1,580	$69.47	$66.53	$109,365	0.80%	1.00%	—	(13.10%)	(13.28%)
2021	1,811	$79.94	$76.72	$144,136	0.80%	1.00%	0.09%	10.84%	10.62%
2020	2,031	$72.13	$69.36	$145,735	0.80%	1.00%	0.55%	20.61%	20.36%
2019	2,185	$59.80	$57.62	$130,102	0.80%	1.00%	0.23%	27.34%	27.09%
VIP - Health Care Investor Class
2023	10,179	$64.93	$93.97	$676,540	0.10%	0.25%	—	4.11%	3.95%
2022	11,741	$62.36	$90.40	$750,486	0.10%	0.25%	—	(12.58%)	(12.71%)
2021	12,270	$71.33	$103.56	$897,989	0.10%	0.25%	0.08%	11.54%	11.38%
2020	12,809	$63.95	$92.98	$844,282	0.10%	0.25%	0.50%	21.37%	21.18%
2019	12,470	$52.69	$76.73	$680,656	0.10%	0.25%	0.15%	28.16%	27.97%
VIP - Financials Initial Class (6)
2023	825	$26.23	$25.07	$21,540	0.80%	1.00%	2.57%	13.83%	13.59%
2022	1,175	$23.04	$22.07	$26,949	0.80%	1.00%	1.85%	(9.07%)	(9.24%)
2021	1,283	$25.34	$24.32	$32,377	0.80%	1.00%	1.82%	32.13%	31.86%
2020	929	$19.18	$18.44	$17,730	0.80%	1.00%	2.33%	(0.04%)	(0.25%)
2019	1,164	$19.19	$18.49	$22,214	0.80%	1.00%	1.96%	33.25%	32.99%

75	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financials Investor Class (6)
2023	5,190	$37.64	$58.32	$160,151	0.10%	0.25%	2.50%	14.44%	14.28%
2022	6,695	$32.89	$51.03	$180,435	0.10%	0.25%	1.87%	(8.46%)	(8.60%)
2021	7,535	$35.93	$55.83	$221,585	0.10%	0.25%	1.78%	33.00%	32.80%
2020	4,953	$27.01	$42.04	$108,409	0.10%	0.25%	2.38%	0.53%	0.38%
2019	5,756	$26.87	$41.88	$124,129	0.10%	0.25%	1.90%	34.15%	33.95%
VIP - Industrials Initial Class
2023	355	$73.16	$69.92	$25,835	0.80%	1.00%	0.31%	22.28%	22.02%
2022	389	$59.83	$57.30	$23,128	0.80%	1.00%	0.17%	(11.02%)	(11.20%)
2021	428	$67.24	$64.53	$28,598	0.80%	1.00%	—	16.15%	15.92%
2020	479	$57.89	$55.67	$27,545	0.80%	1.00%	0.56%	11.41%	11.19%
2019	592	$51.96	$50.06	$30,600	0.80%	1.00%	1.04%	27.12%	26.86%
VIP - Industrials Investor Class
2023	2,885	$43.67	$75.90	$138,286	0.10%	0.25%	0.24%	23.07%	22.90%
2022	2,894	$35.48	$61.76	$112,871	0.10%	0.25%	0.12%	(10.50%)	(10.64%)
2021	2,968	$39.64	$69.11	$129,664	0.10%	0.25%	—	16.91%	16.74%
2020	3,186	$33.91	$59.21	$121,047	0.10%	0.25%	0.50%	12.08%	11.91%
2019	3,597	$30.25	$52.90	$123,837	0.10%	0.25%	1.00%	27.96%	27.77%
VIP - Consumer Discretionary Initial Class
2023	362	$56.52	$54.02	$20,376	0.80%	1.00%	0.08%	40.88%	40.57%
2022	372	$40.12	$38.43	$14,887	0.80%	1.00%	—	(35.16%)	(35.28%)
2021	478	$61.88	$59.38	$29,441	0.80%	1.00%	—	18.45%	18.21%
2020	493	$52.24	$50.23	$25,632	0.80%	1.00%	0.11%	35.06%	34.79%
2019	599	$38.68	$37.27	$23,062	0.80%	1.00%	0.31%	26.18%	25.92%
VIP - Consumer Discretionary Investor Class
2023	3,687	$55.89	$100.37	$208,393	0.10%	0.25%	0.01%	41.79%	41.56%
2022	3,563	$39.42	$70.90	$142,151	0.10%	0.25%	—	(34.77%)	(34.86%)
2021	4,353	$60.43	$108.85	$266,806	0.10%	0.25%	—	19.20%	19.02%
2020	4,169	$50.70	$91.45	$214,538	0.10%	0.25%	0.09%	35.86%	35.66%
2019	4,207	$37.32	$67.41	$160,376	0.10%	0.25%	0.24%	27.00%	26.81%
VIP - Real Estate Initial Class
2023	478	$41.20	$39.55	$19,614	0.80%	1.00%	2.36%	10.30%	10.11%
2022	559	$37.35	$35.92	$20,813	0.80%	1.00%	1.22%	(28.09%)	(28.25%)
2021	664	$51.94	$50.06	$34,346	0.80%	1.00%	1.16%	37.88%	37.60%
2020	668	$37.67	$36.38	$25,031	0.80%	1.00%	2.09%	(7.30%)	(7.49%)
2019	824	$40.64	$39.32	$33,331	0.80%	1.00%	1.72%	22.23%	21.99%
VIP - Real Estate Investor Class
2023	5,113	$24.89	$59.76	$137,467	0.10%	0.25%	2.31%	11.00%	10.83%
2022	5,814	$22.42	$53.92	$140,732	0.10%	0.25%	1.20%	(27.65%)	(27.76%)
2021	6,610	$30.99	$74.64	$221,152	0.10%	0.25%	1.16%	38.78%	38.57%
2020	5,564	$22.33	$53.86	$136,135	0.10%	0.25%	2.04%	(6.70%)	(6.85%)
2019	6,659	$23.93	$57.82	$175,399	0.10%	0.25%	1.75%	23.02%	22.84%
VIP - Strategic Income Initial Class
2023	1,833	$22.68	$21.80	$41,398	0.80%	1.00%	4.28%	8.56%	8.35%
2022	2,119	$20.89	$20.12	$44,074	0.80%	1.00%	3.52%	(11.98%)	(12.15%)
2021	2,376	$23.73	$22.90	$56,157	0.80%	1.00%	2.62%	2.91%	2.70%
2020	2,443	$23.06	$22.30	$56,046	0.80%	1.00%	3.12%	6.65%	6.44%
2019	2,855	$21.62	$20.95	$61,512	0.80%	1.00%	3.18%	10.00%	9.78%
VIP - Strategic Income Investor Class
2023	38,664	$16.26	$23.34	$728,394	0.10%	0.25%	4.31%	9.29%	9.16%
2022	43,114	$14.88	$21.38	$743,828	0.10%	0.25%	3.51%	(11.40%)	(11.56%)
2021	47,126	$16.80	$24.18	$919,681	0.10%	0.25%	2.64%	3.62%	3.46%
2020	45,937	$16.21	$23.37	$879,413	0.10%	0.25%	3.22%	7.40%	7.24%
2019	49,793	$15.09	$21.79	$896,128	0.10%	0.25%	3.27%	10.78%	10.62%

76	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Capital Appreciation Initial Class
2023	589	$29.84	$28.75	$17,533	0.80%	1.00%	0.40%	26.51%	26.21%
2022	573	$23.59	$22.78	$13,459	0.80%	1.00%	0.24%	(27.00%)	(27.12%)
2021	701	$32.31	$31.26	$22,607	0.80%	1.00%	—	11.44%	11.22%
2020	855	$29.00	$28.10	$24,736	0.80%	1.00%	0.31%	21.26%	21.01%
2019	890	$23.91	$23.22	$21,241	0.80%	1.00%	0.57%	32.26%	32.00%
VIP - International Capital Appreciation Investor Class
2023	9,562	$32.80	$61.86	$308,473	0.10%	0.25%	0.31%	27.27%	27.10%
2022	9,819	$25.77	$48.67	$249,396	0.10%	0.25%	0.18%	(26.51%)	(26.63%)
2021	11,161	$35.07	$66.34	$386,152	0.10%	0.25%	—	12.13%	11.96%
2020	11,108	$31.27	$59.25	$342,612	0.10%	0.25%	0.27%	22.02%	21.83%
2019	11,437	$25.63	$48.63	$289,855	0.10%	0.25%	0.47%	33.02%	32.82%
VIP - Value Initial Class
2023	693	$39.28	$37.84	$27,165	0.80%	1.00%	1.22%	18.84%	18.58%
2022	848	$33.05	$31.91	$27,953	0.80%	1.00%	1.30%	(4.89%)	(5.06%)
2021	775	$34.75	$33.61	$26,844	0.80%	1.00%	1.70%	29.11%	28.85%
2020	631	$26.91	$26.08	$16,940	0.80%	1.00%	1.49%	5.41%	5.19%
2019	712	$25.53	$24.80	$18,112	0.80%	1.00%	1.80%	31.07%	30.81%
VIP - Value Investor Class
2023	6,036	$46.15	$79.79	$269,050	0.10%	0.25%	1.15%	19.56%	19.39%
2022	7,008	$38.60	$66.83	$261,518	0.10%	0.25%	1.30%	(4.22%)	(4.37%)
2021	5,595	$40.30	$69.89	$218,149	0.10%	0.25%	1.67%	29.85%	29.66%
2020	4,379	$31.04	$53.90	$131,011	0.10%	0.25%	1.39%	6.09%	5.93%
2019	5,013	$29.25	$50.88	$141,244	0.10%	0.25%	1.75%	31.88%	31.68%
VIP - Freedom Income Initial Class
2023	502	$17.73	$17.73	$8,913	0.80%	0.80%	4.28%	7.07%	7.07%
2022	542	$16.56	$16.56	$8,983	0.80%	0.80%	2.28%	(12.76%)	(12.76%)
2021	597	$18.98	$18.98	$11,333	0.80%	0.80%	0.99%	2.52%	2.52%
2020	672	$18.52	$18.52	$12,440	0.80%	0.80%	1.34%	9.59%	9.59%
2019	645	$16.90	$16.90	$10,908	0.80%	0.80%	2.05%	11.05%	11.05%
VIP - Investor Freedom Income Investor Class
2023	3,366	$16.25	$19.75	$60,543	0.10%	0.25%	4.32%	7.74%	7.62%
2022	4,200	$15.08	$18.35	$69,838	0.10%	0.25%	2.21%	(12.09%)	(12.26%)
2021	5,115	$17.15	$20.91	$97,092	0.10%	0.25%	1.01%	3.18%	3.03%
2020	5,031	$16.63	$20.30	$92,853	0.10%	0.25%	1.35%	10.29%	10.12%
2019	4,789	$15.07	$18.43	$81,005	0.10%	0.25%	2.21%	11.91%	11.74%
VIP - Freedom 2005 Initial Class
2023	253	$19.93	$19.93	$5,043	0.80%	0.80%	4.05%	7.17%	7.17%
2022	360	$18.60	$18.60	$6,694	0.80%	0.80%	2.26%	(13.09%)	(13.09%)
2021	409	$21.40	$21.40	$8,759	0.80%	0.80%	1.07%	3.26%	3.26%
2020	434	$20.73	$20.73	$9,000	0.80%	0.80%	1.31%	10.36%	10.36%
2019	444	$18.78	$18.78	$8,342	0.80%	0.80%	2.16%	12.90%	12.90%
VIP - Investor Freedom 2005 Investor Class
2023	787	$18.72	$25.23	$16,600	0.10%	0.25%	4.29%	7.81%	7.64%
2022	1,017	$17.36	$23.44	$19,685	0.10%	0.25%	2.15%	(12.49%)	(12.61%)
2021	1,257	$19.84	$26.82	$27,935	0.10%	0.25%	0.92%	3.99%	3.83%
2020	1,604	$19.08	$25.83	$33,642	0.10%	0.25%	1.37%	10.97%	10.80%
2019	1,550	$17.19	$23.32	$29,607	0.10%	0.25%	2.14%	13.77%	13.60%
VIP - Freedom 2010 Initial Class
2023	293	$22.58	$22.58	$6,611	0.80%	0.80%	3.71%	8.62%	8.62%
2022	387	$20.79	$20.79	$8,050	0.80%	0.80%	2.15%	(14.23%)	(14.23%)
2021	433	$24.24	$24.24	$10,491	0.80%	0.80%	1.05%	5.04%	5.04%
2020	454	$23.08	$23.08	$10,486	0.80%	0.80%	1.34%	11.59%	11.59%
2019	477	$20.68	$20.68	$9,856	0.80%	0.80%	2.03%	15.16%	15.16%

77	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2010 Investor Class
2023	2,198	$21.18	$29.08	$52,195	0.10%	0.25%	3.88%	9.27%	9.14%
2022	2,651	$19.38	$26.65	$57,721	0.10%	0.25%	2.14%	(13.57%)	(13.72%)
2021	3,142	$22.42	$30.89	$78,980	0.10%	0.25%	1.06%	5.70%	5.54%
2020	2,941	$21.21	$29.27	$70,453	0.10%	0.25%	1.34%	12.29%	12.12%
2019	2,850	$18.89	$26.10	$61,454	0.10%	0.25%	2.17%	15.99%	15.81%
VIP - Freedom 2015 Initial Class
2023	600	$24.52	$24.52	$14,707	0.80%	0.80%	3.51%	10.07%	10.07%
2022	684	$22.28	$22.28	$15,948	0.80%	0.80%	2.16%	(15.28%)	(15.28%)
2021	900	$26.30	$26.30	$23,673	0.80%	0.80%	1.09%	6.83%	6.83%
2020	953	$24.62	$24.62	$23,473	0.80%	0.80%	1.27%	12.93%	12.93%
2019	1,067	$21.80	$21.80	$23,256	0.80%	0.80%	2.04%	17.31%	17.31%
VIP - Investor Freedom 2015 Investor Class
2023	3,188	$22.79	$31.69	$81,572	0.10%	0.25%	3.50%	10.86%	10.67%
2022	3,875	$20.56	$28.63	$89,652	0.10%	0.25%	2.05%	(14.76%)	(14.87%)
2021	4,165	$24.12	$33.63	$113,650	0.10%	0.25%	1.04%	7.53%	7.37%
2020	4,087	$22.43	$31.32	$104,884	0.10%	0.25%	1.29%	13.59%	13.42%
2019	4,377	$19.75	$27.62	$99,136	0.10%	0.25%	2.07%	18.12%	17.94%
VIP - Freedom 2020 Initial Class
2023	648	$25.94	$25.94	$16,808	0.80%	0.80%	3.16%	11.51%	11.51%
2022	736	$23.26	$23.26	$17,117	0.80%	0.80%	2.05%	(16.36%)	(16.36%)
2021	891	$27.81	$27.81	$24,784	0.80%	0.80%	1.01%	8.60%	8.60%
2020	1,048	$25.61	$25.61	$26,850	0.80%	0.80%	1.31%	14.14%	14.14%
2019	1,149	$22.44	$22.44	$25,773	0.80%	0.80%	2.16%	19.17%	19.17%
VIP - Investor Freedom 2020 Investor Class
2023	6,447	$24.81	$35.84	$173,673	0.10%	0.25%	3.15%	12.30%	12.10%
2022	7,254	$22.09	$31.97	$174,304	0.10%	0.25%	2.03%	(15.93%)	(16.03%)
2021	8,072	$26.27	$38.08	$230,961	0.10%	0.25%	1.08%	9.43%	9.26%
2020	8,110	$24.01	$34.85	$213,363	0.10%	0.25%	1.28%	14.84%	14.67%
2019	8,827	$20.91	$30.39	$203,948	0.10%	0.25%	2.06%	19.99%	19.81%
VIP - Freedom 2025 Initial Class
2023	668	$28.41	$28.41	$18,984	0.80%	0.80%	2.84%	12.71%	12.71%
2022	749	$25.21	$25.21	$18,872	0.80%	0.80%	2.02%	(17.09%)	(17.09%)
2021	842	$30.41	$30.41	$25,612	0.80%	0.80%	1.09%	9.95%	9.95%
2020	739	$27.66	$27.66	$20,442	0.80%	0.80%	1.25%	15.02%	15.02%
2019	738	$24.04	$24.04	$17,753	0.80%	0.80%	1.90%	20.88%	20.88%
VIP- Investor Freedom 2025 Investor Class
2023	7,054	$27.29	$39.92	$208,582	0.10%	0.25%	2.78%	13.46%	13.28%
2022	8,281	$24.05	$35.24	$215,949	0.10%	0.25%	1.95%	(16.55%)	(16.66%)
2021	9,299	$28.82	$42.29	$290,411	0.10%	0.25%	1.08%	10.67%	10.51%
2020	9,292	$26.04	$38.27	$263,893	0.10%	0.25%	1.27%	15.76%	15.59%
2019	9,334	$22.49	$33.11	$230,229	0.10%	0.25%	2.03%	21.61%	21.43%
VIP - Freedom 2030 Initial Class
2023	725	$29.89	$29.89	$21,683	0.80%	0.80%	2.44%	13.77%	13.77%
2022	805	$26.27	$26.27	$21,148	0.80%	0.80%	1.95%	(17.53%)	(17.53%)
2021	835	$31.85	$31.85	$26,611	0.80%	0.80%	1.11%	11.47%	11.47%
2020	804	$28.57	$28.57	$22,983	0.80%	0.80%	1.26%	15.95%	15.95%
2019	834	$24.64	$24.64	$20,557	0.80%	0.80%	2.00%	23.43%	23.43%
VIP - Investor Freedom 2030 Investor Class
2023	10,573	$29.65	$44.14	$329,296	0.10%	0.25%	2.43%	14.54%	14.36%
2022	11,719	$25.89	$38.60	$319,483	0.10%	0.25%	1.91%	(17.00%)	(17.13%)
2021	11,894	$31.19	$46.58	$390,824	0.10%	0.25%	1.12%	12.14%	11.97%
2020	10,341	$27.82	$41.60	$305,469	0.10%	0.25%	1.27%	16.70%	16.53%
2019	10,208	$23.84	$35.70	$259,742	0.10%	0.25%	2.05%	24.30%	24.11%

78	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2035 Initial Class (7)
2023	8	$10.84	$10.84	$75	0.80%	0.80%	—	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2035 Investor Class (7)
2023	462	$10.89	$10.88	$5,032	0.10%	0.25%	3.40%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2040 Initial Class (7)
2023	7	$10.96	$10.96	$83	0.80%	0.80%	3.68%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2040 Investor Class (7)
2023	496	$11.02	$11.00	$5,459	0.10%	0.25%	3.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2045 Initial Class (7)
2023	—	$10.99	$10.99	$2	0.80%	0.80%	9.84%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2045 Investor Class (7)
2023	147	$11.04	$11.03	$1,618	0.10%	0.25%	3.92%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2050 Initial Class (7)
2023	1	$11.00	$11.00	$15	0.80%	0.80%	1.17%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom Lifetime Income I
2023	400	$19.64	$19.64	$7,882	0.60%	0.60%	4.27%	7.26%	7.26%
2022	449	$18.31	$18.31	$8,213	0.60%	0.60%	2.25%	(12.54%)	(12.54%)
2021	497	$20.94	$20.94	$10,144	0.60%	0.60%	1.01%	2.64%	2.64%
2020	537	$20.40	$20.40	$10,968	0.60%	0.60%	1.31%	9.78%	9.78%
2019	593	$18.58	$18.58	$11,019	0.60%	0.60%	2.17%	11.61%	11.61%
VIP - Freedom Lifetime Income II
2023	1,101	$23.12	$23.12	$25,475	0.60%	0.60%	3.78%	9.16%	9.16%
2022	1,200	$21.18	$21.18	$25,424	0.60%	0.60%	2.13%	(14.34%)	(14.34%)
2021	1,301	$24.73	$24.73	$32,207	0.60%	0.60%	1.03%	5.63%	5.63%
2020	1,416	$23.41	$23.41	$33,150	0.60%	0.60%	1.30%	12.10%	12.10%
2019	1,559	$20.88	$20.88	$32,571	0.60%	0.60%	2.10%	15.88%	15.88%

79	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income III
2023	962	$27.40	$27.40	$26,374	0.60%	0.60%	3.04%	12.07%	12.07%
2022	1,048	$24.45	$24.45	$25,630	0.60%	0.60%	2.01%	(16.54%)	(16.54%)
2021	1,141	$29.30	$29.30	$33,391	0.60%	0.60%	1.05%	9.12%	9.12%
2020	1,216	$26.85	$26.85	$32,659	0.60%	0.60%	1.25%	14.54%	14.54%
2019	1,304	$23.44	$23.44	$30,573	0.60%	0.60%	2.03%	19.72%	19.72%
VIP - Disciplined Small Cap Initial Class
2023	762	$29.28	$28.25	$22,203	0.80%	1.00%	1.06%	20.00%	19.75%
2022	789	$24.40	$23.59	$19,171	0.80%	1.00%	0.85%	(18.89%)	(19.06%)
2021	885	$30.08	$29.15	$26,481	0.80%	1.00%	0.37%	19.69%	19.45%
2020	812	$25.13	$24.40	$20,323	0.80%	1.00%	0.80%	17.50%	17.27%
2019	986	$21.39	$20.81	$21,023	0.80%	1.00%	0.92%	22.72%	22.47%
VIP - Disciplined Small Cap Investor Class
2023	7,878	$40.50	$59.03	$289,071	0.10%	0.25%	0.98%	20.71%	20.55%
2022	7,979	$33.55	$48.97	$242,903	0.10%	0.25%	0.77%	(18.36%)	(18.49%)
2021	8,731	$41.10	$60.08	$326,811	0.10%	0.25%	0.33%	20.50%	20.32%
2020	7,586	$34.11	$49.94	$233,854	0.10%	0.25%	0.74%	18.21%	18.03%
2019	8,168	$28.85	$42.31	$212,123	0.10%	0.25%	0.91%	23.43%	23.24%
VIP - FundsManager 20% Investor Class
2023	39,212	$15.98	$15.78	$676,000	0.10%	1.00%	3.55%	8.04%	7.06%
2022	46,239	$14.79	$14.74	$739,367	0.10%	1.00%	2.24%	(9.68%)	(10.49%)
2021	51,375	$16.38	$16.47	$910,064	0.10%	1.00%	1.05%	3.55%	2.62%
2020	49,915	$15.81	$16.05	$858,205	0.10%	1.00%	1.17%	8.10%	7.12%
2019	46,532	$14.63	$14.98	$744,100	0.10%	1.00%	1.99%	10.29%	9.30%
VIP - FundManager 30% Investor Class (7)
2023	492	$10.53	$10.48	$5,180	0.10%	0.80%	5.87%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 40% Investor Class (7)
2023	1,127	$10.60	$10.55	$11,933	0.10%	0.80%	6.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
2020	—	$—	$—	$—	—	—	—	—	—
2019	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 50% Investor Class
2023	70,321	$23.19	$21.12	$1,670,105	0.10%	1.00%	2.53%	12.83%	11.81%
2022	76,745	$20.55	$18.89	$1,616,880	0.10%	1.00%	1.99%	(14.01%)	(14.78%)
2021	80,254	$23.90	$22.17	$1,969,415	0.10%	1.00%	1.15%	9.91%	8.92%
2020	78,076	$21.74	$20.35	$1,748,196	0.10%	1.00%	1.16%	13.87%	12.84%
2019	80,797	$19.10	$18.04	$1,594,406	0.10%	1.00%	1.72%	17.77%	16.71%
VIP - FundsManager 60% Investor Class
2023	82,187	$26.08	$29.65	$1,990,284	0.10%	1.40%	2.31%	14.05%	12.57%
2022	87,935	$22.87	$26.34	$1,873,698	0.10%	1.40%	1.79%	(15.14%)	(16.25%)
2021	92,505	$26.95	$31.45	$2,330,241	0.10%	1.40%	1.12%	12.23%	10.77%
2020	92,792	$24.01	$28.39	$2,089,299	0.10%	1.40%	1.07%	15.01%	13.51%
2019	97,558	$20.88	$25.01	$1,918,757	0.10%	1.40%	1.53%	20.37%	18.80%

80	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 70% Investor Class
2023	65,140	$29.02	$24.32	$1,850,315	0.10%	1.00%	2.03%	15.61%	14.55%
2022	67,188	$25.10	$21.23	$1,653,954	0.10%	1.00%	1.61%	(15.75%)	(16.51%)
2021	67,644	$29.79	$25.43	$1,979,722	0.10%	1.00%	1.06%	14.41%	13.38%
2020	64,145	$26.04	$22.43	$1,642,730	0.10%	1.00%	0.94%	15.98%	14.93%
2019	67,444	$22.45	$19.51	$1,492,735	0.10%	1.00%	1.37%	22.54%	21.44%
VIP - FundsManager 85% Investor Class
2023	21,661	$33.57	$26.53	$682,277	0.10%	1.00%	1.64%	17.55%	16.51%
2022	21,544	$28.56	$22.77	$577,654	0.10%	1.00%	1.11%	(17.15%)	(17.90%)
2021	21,204	$34.47	$27.74	$686,925	0.10%	1.00%	0.99%	17.71%	16.65%
2020	20,203	$29.29	$23.78	$555,416	0.10%	1.00%	0.85%	17.34%	16.28%
2019	21,348	$24.96	$20.45	$500,764	0.10%	1.00%	1.19%	26.08%	24.95%
VIP - Consumer Staples Initial Class
2023	469	$35.48	$34.31	$16,607	0.80%	1.00%	1.83%	2.31%	2.11%
2022	627	$34.68	$33.60	$21,674	0.80%	1.00%	1.77%	(1.41%)	(1.61%)
2021	554	$35.17	$34.15	$19,382	0.80%	1.00%	1.90%	13.33%	13.10%
2020	606	$31.04	$30.19	$18,751	0.80%	1.00%	1.88%	10.88%	10.66%
2019	713	$27.99	$27.29	$19,903	0.80%	1.00%	2.00%	30.81%	30.54%
VIP - Consumer Staples Investor Class
2023	5,828	$36.41	$48.06	$219,135	0.10%	0.25%	1.84%	2.97%	2.83%
2022	6,691	$35.36	$46.74	$244,656	0.10%	0.25%	1.75%	(0.78%)	(0.94%)
2021	5,911	$35.64	$47.18	$218,322	0.10%	0.25%	1.81%	13.99%	13.82%
2020	6,349	$31.26	$41.46	$206,315	0.10%	0.25%	1.84%	11.65%	11.48%
2019	7,129	$28.00	$37.18	$208,494	0.10%	0.25%	1.94%	31.65%	31.45%
VIP - Materials Initial Class
2023	384	$28.83	$27.88	$11,043	0.80%	1.00%	1.26%	6.73%	6.53%
2022	498	$27.01	$26.17	$13,443	0.80%	1.00%	1.06%	(10.50%)	(10.69%)
2021	610	$30.18	$29.30	$18,354	0.80%	1.00%	0.78%	32.36%	32.09%
2020	409	$22.80	$22.18	$9,321	0.80%	1.00%	0.74%	20.52%	20.27%
2019	437	$18.92	$18.44	$8,250	0.80%	1.00%	1.51%	12.49%	12.26%
VIP - Materials Investor Class
2023	2,063	$29.34	$63.25	$63,306	0.10%	0.25%	1.21%	7.46%	7.31%
2022	2,616	$27.30	$58.94	$74,749	0.10%	0.25%	1.01%	(10.00%)	(10.13%)
2021	2,748	$30.33	$65.59	$87,337	0.10%	0.25%	0.62%	33.26%	33.06%
2020	1,837	$22.76	$49.29	$44,230	0.10%	0.25%	0.73%	21.33%	21.15%
2019	1,593	$18.76	$40.68	$32,153	0.10%	0.25%	1.41%	13.09%	12.92%
VIP - Communication Services Initial Class
2023	687	$29.02	$28.07	$19,833	0.80%	1.00%	—	56.13%	55.86%
2022	381	$18.59	$18.01	$7,049	0.80%	1.00%	—	(38.63%)	(38.76%)
2021	534	$30.29	$29.41	$16,122	0.80%	1.00%	—	14.72%	14.49%
2020	454	$26.40	$25.68	$11,925	0.80%	1.00%	—	34.51%	34.24%
2019	451	$19.63	$19.13	$8,807	0.80%	1.00%	0.06%	31.92%	31.65%
VIP - Communication Services Investor Class
2023	4,265	$40.78	$76.20	$159,040	0.10%	0.25%	—	57.10%	56.85%
2022	2,598	$25.96	$48.58	$61,385	0.10%	0.25%	—	(38.24%)	(38.32%)
2021	3,256	$42.03	$78.76	$124,109	0.10%	0.25%	—	15.48%	15.31%
2020	2,843	$36.40	$68.31	$93,182	0.10%	0.25%	—	35.26%	35.06%
2019	2,726	$26.91	$50.57	$65,765	0.10%	0.25%	0.04%	32.82%	32.62%

81	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Initial Class
2023	673	$12.66	$12.26	$8,501	0.80%	1.00%	2.07%	8.82%	8.59%
2022	752	$11.63	$11.29	$8,731	0.80%	1.00%	1.72%	(20.77%)	(20.94%)
2021	812	$14.68	$14.28	$11,899	0.80%	1.00%	1.80%	(3.02%)	(3.22%)
2020	1,020	$15.14	$14.75	$15,423	0.80%	1.00%	0.88%	30.21%	29.95%
2019	888	$11.62	$11.35	$10,304	0.80%	1.00%	1.52%	28.42%	28.17%
VIP - Emerging Markets Investor Class
2023	6,793	$17.68	$36.38	$107,606	0.10%	0.25%	2.08%	9.50%	9.32%
2022	7,379	$16.15	$33.28	$107,372	0.10%	0.25%	1.63%	(20.27%)	(20.39%)
2021	7,768	$20.26	$41.80	$142,609	0.10%	0.25%	1.97%	(2.37%)	(2.52%)
2020	6,862	$20.75	$42.88	$127,810	0.10%	0.25%	0.85%	31.03%	30.83%
2019	6,197	$15.84	$32.78	$88,074	0.10%	0.25%	1.48%	29.25%	29.06%
VIP - Floating Rate High Income Initial Class
2023	1,036	$13.67	$13.41	$14,164	0.80%	1.00%	8.15%	11.32%	11.10%
2022	680	$12.28	$12.07	$8,343	0.80%	1.00%	3.93%	(1.34%)	(1.52%)
2021	662	$12.45	$12.26	$8,228	0.80%	1.00%	2.65%	4.36%	4.15%
2020	568	$11.93	$11.77	$6,768	0.80%	1.00%	4.42%	2.00%	1.79%
2019	984	$11.69	$11.56	$11,497	0.80%	1.00%	5.10%	7.92%	7.70%
VIP - Floating Rate High Income Investor Class
2023	17,759	$14.59	$14.38	$257,606	0.10%	0.25%	7.54%	12.15%	11.99%
2022	16,083	$13.01	$12.84	$208,260	0.10%	0.25%	4.11%	(0.68%)	(0.85%)
2021	15,963	$13.10	$12.95	$208,166	0.10%	0.25%	2.87%	4.97%	4.82%
2020	11,620	$12.48	$12.35	$144,396	0.10%	0.25%	4.56%	2.68%	2.53%
2019	18,316	$12.15	$12.05	$221,744	0.10%	0.25%	5.15%	8.77%	8.61%
VIP - Bond Index Initial Class
2023	41,272	$10.61	$10.09	$435,525	0.10%	1.00%	2.53%	5.39%	4.45%
2022	36,405	$10.07	$9.66	$364,893	0.10%	1.00%	1.78%	(13.30%)	(14.10%)
2021	36,022	$11.61	$11.25	$416,868	0.10%	1.00%	0.96%	(2.05%)	(2.93%)
2020	38,053	$11.86	$11.59	$449,910	0.10%	1.00%	1.12%	7.42%	6.45%
2019	19,688	$11.04	$10.88	$216,927	0.10%	1.00%	2.80%	8.27%	7.30%
VIP - Total Market Index Initial Class
2023	35,404	$18.05	$17.16	$635,376	0.10%	1.00%	1.11%	25.94%	24.80%
2022	31,807	$14.33	$13.75	$453,695	0.10%	1.00%	1.44%	(19.30%)	(20.02%)
2021	27,617	$17.76	$17.19	$488,620	0.10%	1.00%	1.18%	25.56%	24.43%
2020	16,791	$14.14	$13.82	$236,733	0.10%	1.00%	1.66%	20.18%	19.09%
2019	13,379	$11.77	$11.60	$157,128	0.10%	1.00%	1.86%	30.57%	29.39%
VIP - Extended Market Index Initial Class
2023	9,226	$14.35	$13.65	$131,763	0.10%	1.00%	1.74%	17.35%	16.27%
2022	9,739	$12.23	$11.74	$118,665	0.10%	1.00%	1.43%	(18.23%)	(18.93%)
2021	9,437	$14.96	$14.48	$140,720	0.10%	1.00%	1.30%	21.12%	20.03%
2020	5,895	$12.35	$12.06	$72,634	0.10%	1.00%	1.36%	16.34%	15.29%
2019	5,970	$10.61	$10.46	$63,253	0.10%	1.00%	1.57%	25.76%	24.62%
VIP - International Index Initial Class
2023	23,442	$12.16	$11.56	$283,477	0.10%	1.00%	2.95%	16.01%	15.02%
2022	21,570	$10.48	$10.05	$224,978	0.10%	1.00%	2.36%	(16.08%)	(16.88%)
2021	19,348	$12.49	$12.09	$240,814	0.10%	1.00%	2.83%	7.61%	6.64%
2020	12,936	$11.61	$11.34	$149,743	0.10%	1.00%	1.84%	10.58%	9.58%
2019	9,754	$10.49	$10.35	$102,195	0.10%	1.00%	3.00%	21.41%	20.32%

82	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Emerging Markets Equity Class I
2023	2,089	$13.13	$28.95	$38,247	0.10%	1.00%	1.63%	11.82%	10.88%
2022	2,371	$11.74	$26.11	$38,859	0.10%	1.00%	0.43%	(25.13%)	(25.84%)
2021	2,801	$15.68	$35.21	$60,655	0.10%	1.00%	0.85%	2.88%	1.96%
2020	3,068	$15.24	$34.53	$65,240	0.10%	1.00%	1.35%	14.32%	13.29%
2019	3,426	$13.33	$30.48	$64,367	0.10%	1.00%	1.06%	19.47%	18.39%
VIF - Emerging Markets Debt Class I
2023	3,936	$13.87	$32.32	$67,852	0.10%	1.00%	8.67%	11.76%	10.72%
2022	4,370	$12.41	$29.19	$66,543	0.10%	1.00%	7.48%	(18.84%)	(19.56%)
2021	5,026	$15.29	$36.29	$94,360	0.10%	1.00%	5.09%	(2.12%)	(3.00%)
2020	5,359	$15.62	$37.41	$104,004	0.10%	1.00%	4.38%	5.44%	4.49%
2019	6,426	$14.82	$35.80	$118,425	0.10%	1.00%	5.29%	14.14%	13.11%
VIF - Global Strategist - Class II
2023	1,109	$20.82	$21.07	$22,477	0.10%	1.00%	1.68%	13.96%	12.92%
2022	1,194	$18.27	$18.66	$21,321	0.10%	1.00%	—	(17.03%)	(17.75%)
2021	1,298	$22.02	$22.69	$28,012	0.10%	1.00%	1.86%	8.26%	7.28%
2020	1,372	$20.34	$21.15	$27,284	0.10%	1.00%	1.46%	10.81%	9.81%
2019	1,498	$18.36	$19.26	$26,912	0.10%	1.00%	1.85%	17.65%	16.59%
Invesco - V.I. Global Core Equity Series I
2023	1,053	$23.90	$26.62	$24,372	0.10%	1.00%	0.58%	21.58%	20.51%
2022	1,095	$19.66	$22.09	$20,821	0.10%	1.00%	0.35%	(21.94%)	(22.65%)
2021	1,100	$25.19	$28.56	$26,966	0.10%	1.00%	0.99%	15.86%	14.81%
2020	1,044	$21.74	$24.87	$22,296	0.10%	1.00%	1.34%	13.11%	12.09%
2019	1,222	$19.22	$22.19	$22,977	0.10%	1.00%	1.39%	25.07%	23.95%
Allspring - VT Discovery SMID Cap Growth Class 2 (5)(6)
2023	330	$67.78	$64.49	$22,282	0.80%	1.00%	—	19.18%	18.94%
2022	380	$56.87	$54.22	$21,547	0.80%	1.00%	—	(38.35%)	(38.47%)
2021	422	$92.24	$88.12	$38,705	0.80%	1.00%	—	(5.80%)	(5.99%)
2020	458	$97.92	$93.74	$44,568	0.80%	1.00%	—	61.35%	61.02%
2019	508	$60.69	$58.21	$30,664	0.80%	1.00%	—	37.91%	37.63%
Allspring - VT Opportunity Class 2 (5)
2023	263	$82.64	$78.64	$21,653	0.80%	1.00%	—	25.49%	25.24%
2022	281	$65.86	$62.79	$18,446	0.80%	1.00%	—	(21.44%)	(21.60%)
2021	309	$83.83	$80.09	$25,802	0.80%	1.00%	0.04%	23.78%	23.53%
2020	338	$67.73	$64.84	$22,777	0.80%	1.00%	0.44%	20.03%	19.79%
2019	372	$56.42	$54.12	$20,936	0.80%	1.00%	0.28%	30.41%	30.15%
Lazard - Retirement Emerging Markets Portfolio - Investor
2023	4,049	$14.11	$16.65	$65,755	0.10%	1.00%	5.13%	22.49%	21.44%
2022	4,349	$11.52	$13.71	$57,667	0.10%	1.00%	3.60%	(15.04%)	(15.84%)
2021	4,501	$13.56	$16.29	$70,888	0.10%	1.00%	2.13%	5.69%	4.74%
2020	4,881	$12.83	$15.55	$73,684	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	6,202	$12.98	$15.87	$95,179	0.10%	1.00%	0.89%	18.24%	17.17%
PVIT - Commodity Real Return - Strategy Portfolio - Administrative
2023	3,995	$7.95	$7.15	$31,472	0.10%	1.00%	17.79%	-7.95%	-8.80%
2022	8,773	$8.64	$7.84	$75,099	0.10%	1.00%	23.16%	8.52%	7.76%
2021	5,037	$7.96	$7.29	$39,782	0.10%	1.00%	4.54%	33.21%	32.01%
2020	2,187	$5.98	$5.52	$12,978	0.10%	1.00%	6.15%	1.25%	0.34%
2019	2,072	$5.90	$5.50	$12,157	0.10%	1.00%	4.45%	11.32%	10.32%
PVIT - Low Duration Portfolio - Administrative
2023	23,054	$11.65	$10.86	$272,381	0.10%	1.00%	3.59%	4.88%	3.92%
2022	27,687	$11.11	$10.45	$312,292	0.10%	1.00%	1.66%	(5.85%)	(6.65%)
2021	30,927	$11.80	$11.19	$371,025	0.10%	1.00%	0.52%	(1.03%)	(1.92%)
2020	36,538	$11.92	$11.41	$442,946	0.10%	1.00%	1.17%	2.89%	1.96%
2019	31,716	$11.59	$11.19	$375,004	0.10%	1.00%	2.77%	3.92%	2.99%

83	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Real Return Portfolio - Administrative
2023	11,201	$13.61	$13.29	$158,088	0.10%	1.00%	2.99%	3.57%	2.63%
2022	13,406	$13.14	$12.95	$182,717	0.10%	1.00%	7.06%	(12.00%)	(12.78%)
2021	15,686	$14.93	$14.85	$243,177	0.10%	1.00%	4.97%	5.48%	4.53%
2020	14,177	$14.16	$14.20	$208,969	0.10%	1.00%	1.42%	11.60%	10.59%
2019	12,678	$12.68	$12.84	$168,297	0.10%	1.00%	1.65%	8.33%	7.35%
PVIT - Total Return Portfolio - Administrative
2023	27,508	$13.00	$12.52	$370,500	0.10%	1.00%	3.56%	5.84%	4.86%
2022	30,305	$12.28	$11.94	$386,121	0.10%	1.00%	2.60%	(14.39%)	(15.14%)
2021	34,594	$14.34	$14.07	$515,196	0.10%	1.00%	1.82%	(1.37%)	(2.25%)
2020	37,789	$14.54	$14.39	$572,699	0.10%	1.00%	2.12%	8.54%	7.56%
2019	38,988	$13.40	$13.38	$545,597	0.10%	1.00%	3.01%	8.25%	7.27%
Blackrock - Global Allocation V.I. Fund - Class I
2023	8,264	$17.93	$16.12	$149,434	0.10%	1.00%	2.01%	10.22%	9.21%
2022	9,256	$16.27	$14.76	$148,964	0.10%	1.00%	—	(16.05%)	(16.81%)
2021	10,006	$19.38	$17.74	$192,033	0.10%	1.00%	0.77%	6.44%	5.48%
2020	10,357	$18.21	$16.82	$186,847	0.10%	1.00%	1.15%	20.68%	19.59%
2019	11,548	$15.09	$14.06	$172,758	0.10%	1.00%	1.13%	17.71%	16.65%
FTVIP - Templeton Global Bond Fund - Class 2
2023	4,245	$10.15	$9.13	$42,586	0.10%	1.00%	—	2.77%	1.90%
2022	4,665	$9.88	$8.96	$45,582	0.10%	1.00%	—	(5.04%)	(5.90%)
2021	5,309	$10.40	$9.52	$54,714	0.10%	1.00%	—	(5.09%)	(5.94%)
2020	5,909	$10.96	$10.13	$64,178	0.10%	1.00%	8.47%	(5.38%)	(6.23%)
2019	7,277	$11.58	$10.80	$83,533	0.10%	1.00%	7.15%	1.91%	0.99%
FTVIP - Franklin U.S. Government Securities Fund - Class 2
2023	4,776	$10.56	$9.50	$49,715	0.10%	1.00%	2.70%	4.36%	3.49%
2022	4,982	$10.12	$9.18	$49,703	0.10%	1.00%	2.22%	(9.84%)	(10.49%)
2021	7,244	$11.22	$10.28	$80,278	0.10%	1.00%	2.39%	(1.92%)	(2.81%)
2020	9,311	$11.44	$10.57	$105,237	0.10%	1.00%	3.80%	3.73%	2.79%
2019	5,075	$11.03	$10.29	$55,404	0.10%	1.00%	2.83%	5.12%	4.18%

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2021, the following underlying funds were renamed:

Old Name	New Name

Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund

Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

(6)	Fund Name Change. See Note 1
(7)	New Fund. See Note 1

84	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

7. Subsequent Events

The VIP Freedom 2005 Initial Class and VIP Freedom Income Initial Class funds approved a Plan of Reorganization Agreement to transfer of all the net assets of the VIP Freedom 2005 Initial Class fund in exchange for shares of the VIP Freedom Income Initial Class fund effective June 7, 2024.

The VIP Investor Freedom 2005 Investor Class and VIP Investor Freedom Income Investor Class funds approved a Plan of Reorganization Agreement to transfer of all the net assets of the VIP Investor Freedom 2005 Investor Class fund in exchange for shares of the VIP Investor Freedom Income Investor Class fund effective June 7, 2024.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

85	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager Growth - Initial Class (1)	Fidelity VIP Asset Manager Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financials - Initial Class (1)	Fidelity VIP Financials - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom 2035 - Initial Class (2)	Fidelity VIP Investor Freedom 2035 - Investor Class (2)

Fidelity VIP Freedom 2040 - Initial Class (2)	Fidelity VIP Investor Freedom 2040 - Investor Class (2)	Fidelity VIP Freedom 2045 - Initial Class (2)

Fidelity VIP Investor Freedom 2045 - Investor Class (2)	Fidelity VIP Freedom 2050 - Initial Class (2)	Fidelity VIP Investor Freedom 2050 - Investor Class (2)

Fidelity VIP Freedom Lifetime Income I (1)	Fidelity VIP Freedom Lifetime Income II (1)	Fidelity VIP Freedom Lifetime Income III (1)

Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)	Fidelity VIP FundsManager 20% - Investor Class (1)

Fidelity VIP FundsManager 30% - Investor Class (2)	Fidelity VIP FundsManager 40% - Investor Class (2)	Fidelity VIP FundsManager 50% - Investor Class (1)

Fidelity VIP FundsManager 60% - Investor Class (1)	Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)

Fidelity VIP Consumer Staples - Initial Class (1)	Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)

Fidelity VIP Materials - Investor Class (1)	Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)

Fidelity VIP Emerging Markets - Initial Class (1)	Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)

86	Annual Report

Fidelity VIP Floating Rate High Income - Investor Class (1)	Fidelity VIP Bond Index - Initial Class (1)	Fidelity VIP Total Market Index - Initial Class (1)

Fidelity VIP Extended Market Index - Initial Class (1)	Fidelity VIP International Index - Initial Class (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)

Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)

Allspring VT Discovery SMID Cap Growth - Class 2 (1)	Allspring VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)

PIMCO Commodity Real Return Strategy Portfolio - Administrative (1)	PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)

PIMCO Total Return Portfolio - Administrative (1)	Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)

Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1)   Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2)   Statement of operations and statement of changes in net assets for the period May 1, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2024

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

87	Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc.,

and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N. NRR/FIA-ANN-0221

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2023, 2022 and 2021

Report of Independent Auditors

To the Board of Directors and Management of Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2023 and 2022, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2024

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2023	2022
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,580,809 in 2023 and $1,662,801 in 2022)	$1,529,445	$1,523,089
Other investment	178	104
Policy loans	1,500	1,711

Total Investments	1,531,123	1,524,904

Cash and cash equivalents	148,479	140,067
Restricted cash and cash equivalents	34,704	34,448
Accrued investment income	17,640	16,561
Deferred policy acquisition costs	79,097	80,096
Reinsurance deposit and receivables	761,801	397,772
Other assets	19,391	15,906
Net deferred tax asset	63,035	89,350
Separate account assets	43,222,664	37,783,412

Total Assets	45,877,934	40,082,516

LIABILITIES
Future contract and policy benefits	529,151	563,233
Contract holder deposit funds	501,602	557,685
Funds withheld payable	398,702	—
Other liabilities and accrued expenses	80,688	73,766
Income taxes payable	38,889	53,330
Payable to parent and affiliates, net	6,367	9,840
Separate account liabilities	43,222,664	37,783,412

Total Liabilities	44,778,063	39,041,266

Commitments and Contingencies (Note 12)

STOCKHOLDER’S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive (loss) income	(39,339)	(107,744)
Retained earnings	1,064,699	1,074,536

Total Fidelity Investments Life Insurance Company Stockholder’s Equity	1,099,738	1,041,170
Noncontrolling interest	133	80

Total Stockholder’s Equity	1,099,871	1,041,250
Total Liabilities and Equity	$45,877,934	$40,082,516

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2023	2022	2021
REVENUES
Fees charged to contract holders	$126,024	$130,159	$146,884
Fund administration fees (1)	56,475	56,474	62,022
Net investment income	54,931	51,989	32,750
Interest on reinsurance deposit	13,327	17,296	21,099
Premiums, net	4,051	3,603	5,028
Gain on reinsurance recapture	—	35,431	—
Net realized investment (losses) gains:
Net realized investment (losses) gains on sales	(28,306)	(18,822)	13,113
Net realized investment (loss) on funds withheld embedded derivative	(28,731)	—	—

Total net realized investment (losses) gains	(57,037)	(18,822)	13,113
Total Revenues	197,771	276,130	280,896

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	95,480	97,180	84,370
Contract and policy benefits and expenses	30,194	89,321	39,183
Other expenses	424	296	12,113

Total Benefits and Expenses	126,098	186,797	135,666

Income before income taxes	71,673	89,333	145,230

Income tax expense	6,457	15,704	12,404

Net Income	65,216	73,629	132,826
Less: Net gain (loss) attributable to noncontrolling interest	53	5	(1,209)

Net Income Attributable to Fidelity Investments Life Insurance Company	$65,163	$73,624	$134,035

Net Income	$65,216	$73,629	$132,826

Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses) during the period	58,539	(176,234)	(47,247)
Reclassification adjustment for net realized losses (gains) included in net income	28,306	18,822	(13,113)
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(18,440)	33,387	12,885

Other comprehensive income (loss), net of tax	68,405	(124,025)	(47,475)

Comprehensive Income (Loss)	133,621	(50,396)	85,351
Less: Comprehensive income (loss) attributable to noncontrolling interest	53	5	(1,209)

Comprehensive Income (Loss) Attributable to Fidelity Investments Life Insurance Company	$133,568	$(50,401)	$86,560

(1)	Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2023, 2022, and 2021

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder’s Equity
Balance at December 31, 2020	$3,000	$71,378	$63,756	$1,094,877	$109	$1,233,120

Comprehensive income:
Other contributions	—	—	—	—	1,150	1,150
Net income (loss)	—	—	—	134,035	(1,209)	132,826
Dividends paid to parent	—	—	—	(103,000)	—	(103,000)
Other comprehensive income (loss)	—	—	(47,475)	—	—	(47,475)

Balance at December 31, 2021	$3,000	$71,378	$16,281	$1,125,912	$50	$1,216,621

Comprehensive income:
Other contributions	—	—	—	—	25	25
Net income (loss)	—	—	—	73,624	5	73,629
Dividends paid to parent				(125,000)	—	(125,000)
Other comprehensive income (loss)	—	—	(124,025)	—	—	(124,025)

Balance at December 31, 2022	$3,000	$71,378	$(107,744)	$1,074,536	$80	$1,041,250

Comprehensive income:
Net income (loss)	—	—	—	65,163	53	65,216
Dividends paid to parent	—	—	—	(75,000)	—	(75,000)
Other comprehensive income (loss)	—	—	68,405	—	—	68,405

Balance at December 31, 2023	$3,000	$71,378	$(39,339)	$1,064,699	$133	$1,099,871

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2023	2022	2021
Cash flows provided by (used for) operating activities:
Net income	$65,216	$73,629	$132,826
Adjustments to reconcile net income to cash provided by operating activities:
Gain from reinsurance recapture	—	(35,431)	—
Amortization and depreciation	5,603	5,399	2,693
Net realized investment (gains) losses on sales	28,306	18,822	(13,113)
Net realized investment losses on funds withheld embedded derivative	28,731	—	—
Provision for deferred taxes	7,874	3,539	(7,127)
Equity loss from investee company	105	296	12,113
Changes in assets and liabilities:
Accrued investment income	(1,079)	(6,515)	713
Funds withheld payable	1,068	—	—
Deferred policy acquisition costs, net of amortization	(505)	6,181	(6,313)
Future contract and policy benefits, net	47,054	102,408	70,619
Reinsurance deposit and receivables	17,118	40,195	50,284
(Receivable) payable to parent and affiliates, net	(3,472)	373	(2,665)
Income taxes payable	(14,442)	2,986	4,666
Other assets and other (liabilities), net	3,243	5,775	2,684

Net cash provided by (used for) operating activities	184,820	217,657	247,380

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(616,294)	(515,910)	(403,872)
Proceeds from sales of debt securities	575,513	365,376	269,420
Proceeds from maturities and calls of debt securities	76,637	150,773	145,470
Investment in investee company	—	(1,000)	(9,988)
Accrued (distributions) contributions in investee company	—	772	(371)
Investment trades payable/ receivable, net	—	(3,036)	(4,509)
Proceeds from sale of capitalized internal use software	—	—	8,021
Change in policy loans	211	(32)	(74)

Net cash provided by (used for) investing activities	36,067	(3,057)	4,097

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,326,591	1,230,644	2,426,329
Net transfers from separate accounts	1,440,092	1,087,878	(643,299)
Withdrawals from variable annuity contracts	(2,822,566)	(2,350,668)	(1,905,968)
Withdrawals from fixed annuity contracts	(81,336)	(92,420)	(4,477)
Dividend paid to parent	(75,000)	(125,000)	(103,000)

Net cash used for financing activities	(212,219)	(249,566)	(230,415)

Net increase (decrease) in cash, cash equivalents, and restricted cash and cash equivalents	8,668	(34,966)	21,062
Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	174,515	209,481	188,419

End of year	$183,183	$174,515	$209,481

Supplemental Disclosure of cash flow for non-cash transactions
Assets deposited for funds withheld account	$(384,544)	$—	$—
Reinsurance deposit and receivables under funds withheld	$375,535	$—	$—
Proceeds from reinsurance recapture	$—	$406,242	$—

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues and services certain variable and fixed annuity contracts and variable universal life (“VUL”) policies. Amounts invested in the fixed option of the annuity contracts and VUL contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Impairment related to credit losses on available-for-sale investments is recorded in the consolidated Statements of Comprehensive Income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $153,484 and $134,303 at December 31, 2023, and 2022, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $21,603 and $14,796 at December 31, 2023, and 2022, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other expenses in the Consolidated Statements of Comprehensive Income.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on three types of products including certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The largest reinsurance counterparty exposure is partially held in collateral accounts which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer. The Company is subject to concentration of risk with respect to these reinsurance agreements.

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s consolidated statements of comprehensive income.

Funds Withheld

The Company entered into a coinsurance with funds withheld reinsurance agreement under which the Company withholds the funds rather than transferring the underlying investments to the reinsurer. The funds withheld liability represents the amount of assets withheld by the Company in accordance with the terms of the reinsurance agreement. The assets in the funds withheld account are required to remain at a value sufficient to support the policy benefit liabilities reinsured on a statutory basis. While the Company legally owns the assets in the funds withheld account and managed in accordance with guidelines to ensure investment risk is appropriately managed, the economic benefits of the funds withheld assets are transferred to the reinsurer.

Embedded Derivative

The funds withheld payable contains an embedded derivative that is considered a total return swap as the Company is obligated to pay the total return on the funds withheld assets. The embedded derivative is carried at fair value which is based on the fair value of the assets supporting the funds withheld payable. The change in fair value of the funds withheld embedded derivative is separately reported on the Consolidated Statements of Comprehensive Income. The fair value of the embedded derivative is classified based on valuation methods used for the assets held supporting the reinsurance agreement.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 6.5% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2023, 2022, or 2021.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Effective January 2021, the Company sold certain capitalized software assets at their carrying value of $8,021 to Fidelity Technology Group, LLC (“FTG”), an affiliate which is wholly-owned by FMR LLC.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Future Adoption of Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

The FASB issued new guidance that improves income tax disclosures primarily related to a company’s effect tax rate reconciliation and income taxes paid. The guidance will be effective for the Company in the year beginning January 1, 2026 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS:

The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2023	2022
Beginning Balance	$93	$33
Change in benefit ratio estimate	(137)	(20)
Interest on reserve	(3)	1
Claims paid	—	(45)
Accrual of benefit ratio	52	124

Ending Balance	$5	$93

The reinsurance recoverables associated with the GMDB were $3 and $92 at December 31, 2023 and 2022, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.3% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 86%/80% for males/females, respectively, of the 2012 IAM Basic Mortality Table with Scale G2.

•	The base lapse rate assumption varies from 3.7% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.8% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 1.2%.

•	The discount rate is 6.83%.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.  GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2023 and 2022. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2023	2022
Net deposits paid
Account value	$4,805,070	$4,348,786
Net amount at risk	$48,420	$60,324
Average attained age of contract holders	71	70
Ratchet (highest historical account value at specified anniversary dates)
Account value	$213,186	$202,049
Net amount at risk	$7,659	$27,900
Average attained age of contract holders	74	74

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2023	2022
Beginning Balance	$11,067	$10,337
Change in benefit ratio estimate	3,304	(197)
Interest on reserve	741	523
Accrual of benefit ratio	473	404

Ending Balance	$15,585	$11,067

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.  GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMWB were $15,127 and $10,758 at December 31, 2023, and 2022, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.3% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 17 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 86% of the 2012 IAM Basic Mortality Table with projection scale G2.

•	The lapse rate assumption is 4.9%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2023, and 2022:

	Years Ended December 31,
	2023	2022
Account value	$1,367,030	$1,324,932
GWB value	$1,529,737	$1,640,204
Average attained age of contract holders	80	79

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2023	2022	2021
Debt securities	$52,784	$53,067	$36,071
Cash and cash equivalents	4,540	2,105	14
Other income	1,205	263	219

Total investment income	58,529	55,435	36,304
Less: investment expenses	3,598	3,446	3,554

Net investment income	$54,931	$51,989	$32,750

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2023	2022	2021
Debt securities:
Gross realized gains	$636	$1,031	$14,052
Gross realized losses	(28,942)	(19,853)	(939)

Total realized investment gains (losses)	(28,306)	$(18,822)	$13,113

The Company recorded realized investment losses as a result of impairments of $231, $0, and $0 for 2023, 2022 and 2021, respectively. The Company recorded debt securities of $16, $0, and $0 that were non-income producing for 2023, 2022 and 2021, respectively. Interest foregone by non-income producing securities was $16, $0, and $0 for 2023, 2022, and 2021, respectively.

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2023	2022
Debt securities	$(51,364)	$(139,712)
DAC	1,446	2,949
Deferred income tax benefit (expense)	10,579	29,019

	$(39,339)	$(107,744)

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2023 were as follows:

	2023
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$54,048	$(1,009)	8	$47,345	$(5,231)	9	$101,393	$(6,240)	17
States and political subdivisions	—	—	—	1,297	(204)	5	1,297	(204)	5
Corporate debt securities	65,345	(1,986)	28	834,449	(60,794)	532	899,794	(62,780)	560
Mortgage and asset-backed securities	7,444	(56)	2	1,548	(67)	3	8,992	(123)	5

Total	$126,837	$(3,051)	38	$884,639	$(66,296)	549	$1,011,476	$(69,347)	587

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	1,578	(93)	14	48,617	(4,077)	236	50,195	(4,170)	250
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$1,578	$(93)	14	$48,617	$(4,077)	236	$50,195	$(4,170)	250

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2023. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 94% of amortized cost at December 31, 2023. Investments in below investment grade securities have an average fair value of 92% of amortized cost as of December 31, 2023.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2022, were as follows:

	2022
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$166,477	$(8,439)	13	$90,333	$(12,360)	6	$256,810	$(20,799)	19
State and political subdivisions	7,247	(416)	5	216	(84)	1	7,463	(500)	6
Corporate debt securities	$781,041	$(46,317)	420	$350,417	$(63,410)	247	1,131,458	(109,727)	667
Mortgage and asset-backed securities	15,255	(875)	9	516	(71)	3	15,771	(946)	12

Total	$970,020	$(56,047)	447	$441,482	$(75,925)	257	$1,411,502	$(131,972)	704

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	26,914	(2,390)	129	35,691	(6,848)	196	62,605	(9,238)	325
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$26,914	$(2,390)	129	$35,691	$(6,848)	196	$62,605	$(9,238)	325

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2022. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 91% of amortized cost at December 31, 2022. Investments in below investment grade securities have an average fair value 85% of amortized cost as of December 31, 2022.

There were no additions, write-offs, and recoveries during 2023, 2022, and 2021, respectively.

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2023, were as follows:

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$184,788	$2,552	$(6,240)	$—	$181,100
States and political subdivisions	1,501	—	(204)	—	1,297
Corporate and other debt securities	1,339,674	17,792	(66,939)	—	1,290,527
Mortgage and asset-backed securities	54,846	1,809	(134)	—	56,521

Total debt securities	$1,580,809	$22,153	$(73,517)	$—	$1,529,445

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2022, were as follows:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$291,012	$136	$(20,799)	—	$270,349
States and political subdivisions	7,963	—	(500)	—	$7,463
Corporate and other debt securities	1,347,109	1,362	(118,965)	—	$1,229,506
Mortgage and asset-backed securities	16,717	—	(946)	—	15,771

Total debt securities	$1,662,801	$1,498	$(141,210)	—	$1,523,089

The allowance for credit losses was zero as of December 31, 2023 and 2022, respectively.

The amortized cost and fair value of debt securities at December 31, 2023, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2023
	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$103,950	$102,607
Due after 1 year through 5 years	720,720	691,847
Due after 5 years through 10 years	459,753	437,336
Due after 10 years	241,540	241,134
Mortgage and asset-backed securities	54,846	56,521

	$1,580,809	$1,529,445

At December 31, 2023, and 2022, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2023, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,795 and $2,758 respectively. At December 31, 2022, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,794 and $2,694 respectively.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided cash funding payments of $0, $1,000 and $9,988, respectively for the years ended December 31, 2023, 2022, and 2021 respectively.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”).A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that most significantly impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the entity that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $34,704 and $34,448 as of December 31, 2023, and 2022, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES (CONTINUED):

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2023, and 2022 and for the years ended December 31, 2023, 2022, and 2021:

	December 31,
	2023	2022
Total Assets	$3,539	$3,474
Total Liabilities	3,406	3,394

Noncontrolling equity interest	$133	$80

	Years Ended December 31,
	2023	2022	2021
Total Revenues	$995	$25	$35
Total Expenses	(942)	(20)	(1,244)

Net loss before income taxes	53	5	(1,209)
Income tax expense	—	—	—

Net Income (Loss)	53	5	(1,209)
Less: Net loss attributable to noncontrolling interest	53	5	(1,209)

Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—

Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.

6.  FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The funds withheld payable includes an embedded derivative that has been bifurcated from the host contract and is measured at fair value on a recurring basis. The fair value is determined based on the change in the estimated fair value of the underlying funds withheld investments which is reflected in Level 2.

There were no Level 3 assets held by the Company during 2023 or 2022. There were no transfers into or out of Level 3 during 2023 or 2022.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2023
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$181,100	$—	$—	$181,100
States and political subdivisions	—	1,297	—	1,297
Corporate and other debt securities	—	1,290,527	—	1,290,527
Mortgage and asset-backed securities	—	56,521	—	56,521

Total available-for-sale debt securities	181,100	1,348,345	—	1,529,445
Cash equivalents	153,484	—	—	153,484

Subtotal excluding separate account assets	334,584	1,348,345	—	1,682,929
Separate account assets	43,222,664	—	—	43,222,664

Total	$43,557,248	$1,348,345	$—	$44,905,593

Liabilities:
Funds withheld payable	$—	$398,702	$—	$398,702

Total	$—	$398,702	$—	$398,702

	December 31, 2022
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$270,349	$—	$—	$270,349
States and political subdivisions	—	7,463	—	7,463
Corporate and other debt securities	—	1,229,506	—	1,229,506
Mortgage and asset-backed securities	—	15,771	—	15,771

Total available-for-sale debt securities	270,349	1,252,740	—	1,523,089
Cash equivalents	134,303	—	—	134,303

Subtotal excluding separate account assets	404,652	1,252,740	—	1,657,392
Separate account assets	37,783,412	—	—	37,783,412

Total	$38,188,064	$1,252,740	$—	$39,440,804

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2023		December 31, 2022
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Other investment	$178	$178	$104	$104
Policy loans	1,500	1,500	1,711	1,711
Reinsurance deposit and receivables	761,801	762,979	397,772	391,130

Total	$763,479	$764,657	$399,587	$392,945

Financial Liabilities:
Contract holder deposit funds	$502,203	$493,267	$557,685	$550,246

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.  FAIR VALUE MEASUREMENTS (CONTINUED):

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

7.  INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2023	2022	2021
Current:
Federal	$(1,766)	$11,858	$19,128
State	349	307	403

	$(1,417)	$12,165	$19,531

Deferred:
Federal	$7,734	$3,749	$(7,180)
State	140	(210)	53

	$7,874	$3,539	$(7,127)

Income tax expense	$6,457	$15,704	$12,404

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.  INCOME TAXES(CONTINUED):

Significant components of the Company’s net deferred tax asset were as follows:

	December 31,
	2023	2022
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$24,272	$23,880
Contract holder reserves	34,246	34,234
Contract holder reserves - Tax Cuts and Jobs Act (“TCJA”)
Transition Adjustment	(2,943)	(4,414)
Unrealized gains on available-for-sale securities	10,908	29,718
Deferred revenue	672	2,121
Deferred compensation and retirement benefit plans	1,277	1,647
Capital loss carryforward	5,657	—
Embedded Derivative	2,194	—
Other, net	3,317	2,164

Net deferred tax asset before valuation allowance	79,600	89,350

Valuation allowance	(16,565)	—

Net deferred tax asset after valuation allowance	$63,035	$89,350

The Company recorded a deferred tax asset of approximately $16,565 related to net unrealized losses on available-for-sale securities and capital loss carryforwards as of December 31, 2023. The capital loss carryforwards can be used to offset taxable capital gains income in the future but will expire if they are not used within certain prescribed periods. The Company concluded that it was more likely than not that it will not have sufficient taxable capital gains income in the future to realize the net unrealized losses on available-for-sale securities and capital loss carryforwards. Accordingly, the Company recorded a valuation allowance of $16,565 as of December 31, 2023.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2023	2022	2021
Tax provision at U.S. Federal statutory rate	$15,052	$18,759	$30,499
Unrecognized tax benefits	(27,711)	3,901	8,727
Provision to return adjustment	6,122	2,174	2,350
Dividends received deduction	(3,805)	(9,028)	(19,358)
IRC 45 tax credit	—	(217)	(10,451)
Increase in valuation allowance	16,565	—	—
Other, net	234	115	637

Income tax expense	$6,457	$15,704	$12,404

The Company paid (recovered) net federal and state income taxes of $ 13,024, $$9,180, and $ 14,865 in 2023, 2022, and 2021, respectively.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.  INCOME TAXES (CONTINUED):

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2020. The Company is not currently under examination for the income tax filings in any other jurisdictions.

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT will apply to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT. The Company determined that it is subject to the CAMT.

The effects of tax legislation are recognized in the period of enactment. In addition, companies are required to consider the impact of the new tax law on the realizability of deferred tax assets. The Company did not have any CAMT liability as of December 31, 2023.

In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As of December 31, 2023, the statute of limitations expired for certain tax years under the IRS challenge. Accordingly, the Company decreased its liability for unrecognized tax benefits by $28,300 for the year ended December 31, 2023. The IRS audit of the affiliate is ongoing for the open tax years.As a result, the Company’s unrecognized tax benefits as of December 31, 2023 was $29,210 (including $5,951 of interest expense). The Company classifies all interest and penalties as income tax expense.

8.  STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid cash dividends to FMR LLC of $75,000, $125,000, and $103,000 in 2023, 2022 and 2021, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.  STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2023	2022	2021
FILI
Statutory net income	$119,778	$101,546	$125,298
Statutory surplus	$1,014,933	$1,003,195	$1,086,824

EFILI
Statutory net income	$9,151	$13,186	$10,701
Statutory surplus	$108,768	$112,281	$110,394

9.  AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $43,524, $41,730 and $45,325 in 2023, 2022 and 2021, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year and compensation for each new first year contract. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $40,878, $40,968, and $46,019 in 2023, 2022 and 2021, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $35,354, $24,220, and $20,383 in 2023, 2022 and 2021, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company’s expenses.

The Company entered into agreements with Fidelity Institutional Asset Management LLC, and Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. During 2023, the Company entered into an agreement with Soteria Reinsurance Holdings LLC to provide investment and managerial advice for the assets supporting the Funds withheld account. The Company incurred charges of $2,482, $2,348, and $2,379 in 2023, 2022 and 2021, respectively, for such services.

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9.  AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $27,188, $22,180, and $18,944 in 2023, 2022 and 2021, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled in accordance with the terms of the respective agreements.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $2,877, $2,000 and $1,829 in 2023, 2022 and 2021, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $6,074, $4,996, and $3,089 in 2023, 2022 and 2021, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees. FMR LLC has established the Fidelity Welfare Benefit Plans VEBA Trust (the “Trust”) to provide a funding vehicle for certain benefits related to FMR LLC’s benefit plans, including the RHRP. FMR LLC accrued a benefit to participants under the RHRP based on awards to employees that are subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC and participant contributions are not required. The Company is allocated an expense from FMR LLC associated with the actuarial derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2023, 2022 and 2021, compensation expense related to the RHRP was $175, $210 and $254, respectively.

The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2023. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2023. The Company earned interest of $0 and facility fees of $122 for each of the years ended December 31, 2023, 2022, and 2021 respectively. Effective March 15, 2024, the Company and FMR LLC extended the LOC Agreement for one year.

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10.  UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2023	2022	2021
Underwriting, acquisition and insurance expenses:
Commissions, gross	$40,878	$40,968	$46,019
Compensation and benefits	25,318	24,198	22,427
Capitalization of deferred policy acquisition costs	(3,712)	(3,518)	(5,423)
Amortization (accretion) of deferred policy acquisition costs	3,208	9,699	(890)
Rent expense	1,939	1,629	1,941
Taxes, licenses and fees	2,700	3,163	2,011
General insurance expenses	25,148	21,040	18,285

Total underwriting, acquisition and insurance expenses	$95,479	$97,179	$84,370

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company (decreased) increased amortization by ($1,868), $3,510, and ($6,950) in 2023, 2022 and 2021, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

11.  REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the consolidated balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product with Genworth Life Insurance Company (“GLIC”). Sales of this product were discontinued in May 2008. The reinsurance receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the

30

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

underlying annuity contracts with no life contingencies has been accounted for as a deposit liability and recorded in contract holder deposit funds on the consolidated balance sheets. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.

Effective April 1, 2022, the Company recaptured its 100% coinsurance agreement with GLIC that reinsured a fixed guaranteed income annuity product. Pursuant to the recapture agreement, the Company received approximately $409,979 in net cash and debt securities as consideration which was partially offset by the recaptured policy and contract reserves of $368,381. The Company recognized a one-time gain of approximately $35,431, before-tax, as the difference between the assets received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Statement of Comprehensive Income of $0, $46,193, and $0 for the years ended December 31, 2023, 2022, and 2021, respectively.

The Company is subject to concentration risks related to the two coinsurance agreements. Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	As of December 31,
	2023	2022
Reinsurance deposits and receivables:
Principal Life Insurance Company	$339,598	$365,439

Reinsurance deposits and receivables	$339,598	$365,439

Contract holder deposit funds and future contract and policy benefits	$339,598	$365,439

Interest on reinsurance deposit	$12,561	$17,350

Contract and policy benefits and expenses	$10,522	$12,749

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of the reinsurer. The Company’s deposit assets with Genworth Life Insurance Company were partially secured by investments held in trust prior to the recapture.

Effective July 1, 2023, the Company entered into a 100% coinsurance with funds withheld reinsurance agreement with an affiliate, Soteria Reinsurance, Ltd. (“Soteria Re”), to reinsure the fixed guaranteed income annuity product previously recaptured from GLIC. Soteria Re is a Bermuda based reinsurer who is wholly-owned by Soteria Reinsurance Holdings LLC (“Soteria Holdings”) who in turn is wholly-owned by FMR LLC. In connection with the coinsurance with funds withheld reinsurance agreement, the Company entered into an investment management agreement with Soteria Holdings to provide investment and managerial advice for the assets supporting the reinsured liabilities.

31

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

At the inception of the agreement, the Company established a funds withheld account, which is recorded in funds withheld payable, equal to the associated assets at fair value of $384,544, to support the policy liabilities reinsured on a statutory basis. The assets in the funds withheld account are trued up on a quarterly basis to the policy liabilities on a statutory basis. The Company receives a per policy ceding expense allowance which is adjusted for inflation annually.The Company earned ceding expense allowance of $200 for the year ended December 31, 2023.

As a result of the funds withheld agreement, the Company recorded a cost of reinsurance asset of $5,611 which is reported in Reinsurance Deposit and Receivables as of December 31, 2023. The cost of reinsurance asset represents the difference between the assets transferred and liabilities reinsured and is amortized over the expected life of the reinsured policies. Accretion for the cost of reinsurance asset was $144 for the year ended December 31, 2023.

The Company held the following assets under the coinsurance with funds withheld agreement which are reported in the line items shown on the Consolidated Balance Sheet:

As of December 31,
2023
Debt securities, available-for-sale
Corporate and other debt securities	$314,452
Mortgage and asset-backed securities	54,972

Total Debt Securities	369,424
Cash equivalents	13,947
Accrued investment income	5,776
Pending securities receivable	9,990

Total	$399,137

Certain assets in the funds withheld payable are reported at fair value. As of December 31, 2023, the funds withheld payable balance was $398,702 which was net of a derivative liability of $28,731. The change in fair value of the embedded derivative was a loss of $28,731 for the year ended December 31, 2023 and is reported as Net Realized Investment Losses on Funds Withheld Embedded Derivative on the Consolidated Statements of Comprehensive Income.

32

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.  REINSURANCE: (CONTINUED)

The net investment income and net realized capital gains (losses) related to the assets under the coinsurance with funds withheld agreement are reported net of the amounts in the line items shown on the Consolidated Statements of Comprehensive Income. The following are the components of net investment income and net realized capital gains (losses) on the funds withheld assets that were transferred to Soteria Re:

Year Ended December 31,
2023
Debt securities	$6,926
Cash equivalents	486

Total investment income	7,412
Less: investment expenses	(184)

Net investment income	$7,228

Year Ended December 31,
2023
Debt securities	$(12,387)

Net realized investment (losses)	$(12,387)

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2023.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2023	2022	2021
Direct life premiums	$12,435	$11,103	$11,831
Reinsurance ceded, net of ceding expense allowance	(8,384)	(7,500)	(6,803)

Net premiums	$4,051	$3,603	$5,028

Direct contract and policy benefits	$52,867	$105,133	$79,036
Reinsurance ceded benefits incurred	(404,038)	(29,623)	(57,074)
Reinsurance costs	381,365	13,811	17,221

Net contract and policy benefits	$30,194	$89,321	$39,183

33

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

12.  COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.  SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2024 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

34

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(2)

Board of Directors Resolution incorporated by reference from Post-Effective Amendment No. 45 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(b)	Custodian Agreements - Not Applicable

(c)	Underwriting Contracts

(1)

Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(2)

Commission Schedule incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(d)	Contracts

(1)

Specimen Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(2)

Specimen Variable Annuity Contract for Use with Sponsored Arrangements incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(3)

Endorsement for Qualified Contracts incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(e)	Applications

(1)

Application for Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(2)

Application for Variable Annuity Contract for Use with Sponsored Arrangements incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(f)	Depositor’s Certification of Incorporation and By-Laws

(1)

Articles of Domestication of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(2)

Amended By-laws of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 25, 1997.

(g)	Reinsurance Contracts - Not Applicable

(h)	Participation Agreements

(1)

Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on August 29, 1997.

(2)

Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on August 29, 1997.

(3)

Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”), incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on August 29, 1997.

(4)

Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc. incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on August 29, 1997.

(5)

Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited., incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 24, 2001.

(6)

Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Distributor”) and LAZARD RETIREMENT SERIES, INC. (“Fund”) incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2006.

(7)

Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter), a Delaware limited liability company incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on September 21, 2009.

(8)

Participation Agreement between Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. 45 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(i)	Administrative Contracts - Not Applicable

(j)	Other Material Contracts - Not Applicable

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements - Not Applicable

(n)	Initial Capital Agreements - Not Applicable

(o)	Form of Initial Summary Prospectuses - Not Applicable

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(2)

Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(3)

Power of Attorney for Rodney R. Rohda incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(4)

Power of Attorney for Roger T. Servison incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(5)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 37 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(6)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 39 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2018.

(7)

Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 39 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2018.

(8)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 41 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 30, 2020.

(9)

Power of Attorney for Wendy E. John incorporated by reference from Post-Effective Amendment No. 42 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2021.

(10)

Power of Attorney for Richard G. Compson, Jr. incorporated by reference from Post-Effective Amendment No. 46 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(11)

Power of Attorney for Kathryn A. Dunn incorporated by reference from Post-Effective Amendment No. 46 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(12)

Power of Attorney for Robert W. Litle incorporated by reference from Post-Effective Amendment No. 46 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(13)	Power of Attorney for David A. Golino filed herein as Exhibit (p)(13)

(14)	Power of Attorney for Roger L. Stiles filed herein as Exhibit (p)(14)

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
David A. Golino	Director and President
Richard G. Compson, Jr.	Director
Kathryn A. Dunn	Director
Jane P. Jamieson	Director
Wendy E. John	Director
William J. Johnson, Jr.	Director
Robert W. Litle	Director
Malcolm MacKay	Director
Nancy D. Prior	Director
Rodney R. Rohda	Director
Roger T. Servison	Director
Roger L. Stiles	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services & Operations
Dwight Clarke	Director, Human Resources
Joseph L. Cook-Shugart	Illustration Actuary
Sara Liane Latham	Appointed Actuary
Brian N. Leary	Vice President, Chief Compliance Officer & Consumer Services Officer
Miles Mei	Treasurer
Robert G. Regan	Chief Risk Officer
Richard S. Rowland	Vice President, Channel Development
Deepa Rao Trivedi	Vice President, Technology Management
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Depositor or the Registrant

The Depositor, Fidelity Investments Life Insurance Company, a Utah Corporation, is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or Director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office or then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all liabilities, costs and expenses, including amounts paid in satisfaction of judgments, in compromise and or as fines or reasonably incurred by him or them in connection with or arising out of any action, suit, or proceeding, civil or criminal, in which he or they may be involved, or incurred in anticipation of any action, suit or proceeding, by reason of his being or having any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceeding to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to an employee benefit plan, to be not in the best interests of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the Corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such Director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Depositor
Robert R. Mascialino	Director, Chief Executive Officer, and President
Lisa D. Kriser	Assistant Secretary
Michael Lyons	Treasurer
Kevin M. McLaughlin	Chief Financial Officer
Gail R. Merken	Chief Compliance Officer
Michael Shulman	Assistant Treasurer
Marc Squires	Director
Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$9,846,381	$0	$0	$0

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 33. Management Services

Not Applicable

Item 34. Fee Representation

Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 29th day of April, 2024.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	David A. Golino		Lance A. Warrick,
	President		Secretary

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	David A. Golino		Lance A. Warrick,
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated and on this 29th day of April 2024.

Signature	Title

/s/ *		)
David A. Golino	President and Director	)
/s/ *		) )
Miles Mei	Treasurer	)
/s/ *		) )
Richard G. Compson, Jr.	Director	)	By:	/s/ Lance A. Warrick
/s/ *		) )		Lance A. Warrick (Attorney-in-Fact)*
Kathryn A. Dunn	Director	)
/s/ *		) )
Jane P. Jamieson	Director	)
/s/ *		) )
Wendy E. John	Director	)
/s/ *		) )
William J. Johnson, Jr.	Director	)
/s/ *		) )
Robert W. Litle	Director	)
/s/ *		) )
Malcolm MacKay	Director	)

/s/ *		)
Nancy D. Prior	Director	)
/s/ *		) )
Rodney R. Rohda	Director	)
/s/ *		) )
Roger T. Servison	Director	)	By:	/s/ Lance A. Warrick
/s/ *		) )		Lance A. Warrick (Attorney-in-Fact)*
Roger L. Stiles	Director	)
/s/ *		) )
David J. Vargo	Director	)